UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.44%
Aerospace & Defense - 1.93%
Ceradyne, Inc.*	24,600	$661,494
L-3 Communications Holdings, Inc.	12,900	799,413

		1,460,907

Auto Components - 4.05%
BorgWarner, Inc.*	19,400	1,174,282
Tenneco, Inc.*	27,900	714,519
TRW Automotive Holdings Corp.*	36,200	1,184,826

		3,073,627

Beverages - 2.13%
Coca-Cola Enterprises, Inc.#	31,000	771,280
Dr. Pepper Snapple Group, Inc.	21,800	845,404

		1,616,684

Biotechnology - 1.27%
Biogen Idec, Inc.*	10,300	959,445

Chemicals - 4.30%
CF Industries Holdings, Inc.	7,400	913,086
Mosaic Co. (The)	14,800	724,756
Westlake Chemical Corp.	47,300	1,621,444

		3,259,286

Communications Equipment - 1.71%
Alcatel-Lucent - Sponsored ADR*	296,800	839,944
JDS Uniphase Corp.*	46,000	458,620

		1,298,564

Computers & Peripherals - 2.77%
Apple, Inc.*	4,100	1,562,838
Lexmark International, Inc., Class A*	19,900	537,897

		2,100,735

Construction & Engineering - 1.27%
MasTec, Inc.*	54,500	959,745

Consumer Finance - 4.00%
Cash America International, Inc.	15,900	813,444
Credit Acceptance Corp.*	17,700	1,139,172
Discover Financial Services	47,100	1,080,474

		3,033,090

Containers & Packaging - 1.14%
Crown Holdings, Inc.*	28,200	863,202

Industry Company	Shares	Value

Diversified Financial Services - 2.25%
ING Groep N.V. - Sponsored ADR*	100,600	$709,230
Moody’s Corp.	32,800	998,760

		1,707,990

Diversified Telecommunication Services - 2.67%
Telecom Corp. of New Zealand, Ltd. - Sponsored ADR	80,600	796,328
Vonage Holdings Corp.*	472,600	1,228,760

		2,025,088

Electronic Equipment, Instruments & Components -0.81%
Vishay Intertechnology, Inc.*	73,900	617,804

Energy Equipment & Services - 7.92%
Baker Hughes, Inc.	15,100	697,016
Complete Production Services, Inc.*	26,700	503,295
Halliburton Co.	30,000	915,600
Nabors Industries, Ltd.*	39,700	486,722
National Oilwell Varco, Inc.	14,300	732,446
Newpark Resources, Inc.*	121,800	741,762
RPC, Inc.+	118,050	1,926,576

		6,003,417

Food & Staples Retailing - 1.08%
Safeway, Inc.	49,200	818,196

Food Products - 0.48%
Coffee Holding Co., Inc.+	48,600	364,500

Health Care Equipment & Supplies - 1.48%
CR Bard, Inc.	12,800	1,120,512

Health Care Providers & Services - 3.31%
Health Management Associates, Inc., Class A*	125,000	865,000
Humana, Inc.	11,300	821,849
Quest Diagnostics, Inc.	16,600	819,376

		2,506,225

Hotels, Restaurants & Leisure - 3.79%
Domino’s Pizza, Inc.*	44,700	1,218,075
Red Robin Gourmet Burgers, Inc.*	30,500	734,745
Wynn Resorts, Ltd.	8,000	920,640

		2,873,460

Insurance - 2.84%
Reinsurance Group of America, Inc.	18,500	850,075

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
RLI Corp.	20,500	$1,303,390

		2,153,465

Internet & Catalog Retail - 1.78%
priceline.com, Inc.*	3,000	1,348,380

Internet Software & Services - 1.10%
j2 Global Communications, Inc.	31,000	833,900

IT Services - 4.86%
International Business Machines Corp.	7,800	1,365,234
Mastercard, Inc., Class A	4,200	1,332,072
Teradata Corp.*	18,400	984,952

		3,682,258

Leisure Equipment & Products - 1.51%
Polaris Industries, Inc.	22,900	1,144,313

Life Sciences Tools & Services - 1.06%
Agilent Technologies, Inc.*	25,600	800,000

Machinery - 4.27%
CNH Global N.V.*	31,100	816,064
Mueller Industries, Inc.	20,400	787,236
Sauer-Danfoss, Inc.*	34,500	997,050
Titan International, Inc.+	42,500	637,500

		3,237,850

Marine - 0.00%
Kirby Corp.*	20	1,053

Media - 5.47%
CBS Corp., Class B Non-Voting	51,800	1,055,684
DIRECTV, Class A*	20,900	883,025
DISH Network Corp., Class A*	33,700	844,522
Sinclair Broadcast Group, Inc., Class A	190,600	1,366,602

		4,149,833

Multiline Retail - 3.24%
Dillard’s, Inc., Class A	34,400	1,495,712
Kohl’s Corp.	19,600	962,360

		2,458,072

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 5.91%
Cabot Oil & Gas Corp.	12,000	$742,920
Chevron Corp.	11,500	1,063,980
Hess Corp.	14,100	739,686
Stone Energy Corp.*	34,700	562,487
Valero Energy Corp.	39,800	707,644
W&T Offshore, Inc.	48,400	665,984

		4,482,701

Paper & Forest Products - 1.08%
Domtar Corp.	12,000	818,040

Personal Products - 1.32%
Herbalife, Ltd.	18,600	996,960

Real Estate Investment Trusts (REITs) - 3.51%
BioMed Realty Trust, Inc.	64,700	1,072,079
Newcastle Investment Corp.	147,500	600,325
Weingarten Realty Investors	46,600	986,522

		2,658,926

Road & Rail - 2.52%
Amerco, Inc.*	15,800	986,710
Werner Enterprises, Inc.+	44,400	924,852

		1,911,562

Semiconductors & Semiconductor Equipment - 5.07%
ARM Holdings PLC - Sponsored ADR	32,500	828,750
Fairchild Semiconductor International, Inc.*	60,200	650,160
GT Advanced Technologies, Inc.*	144,400	1,013,688
Micron Technology, Inc.*	101,000	509,040
NVIDIA Corp.*	67,300	841,250

		3,842,888

Specialty Retail - 1.36%
Genesco, Inc.*	20,000	1,030,600

Textiles, Apparel & Luxury Goods - 2.03%
Fossil, Inc.*	19,000	1,540,140

Trading Companies & Distributors - 1.36%
W.W. Grainger, Inc.	6,900	1,031,826

2	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 0.79%
MetroPCS Communications, Inc.*	69,100	$601,861

TOTAL COMMON STOCKS - 99.44%
(Cost $88,246,252)		75,387,105

Rate^		Shares	Value

MONEY MARKET FUND - 0.47%
BlackRock FedFund	0.01%	357,721	357,721

TOTAL MONEY MARKET FUND - 0.47%
(Cost $357,721)			357,721

TOTAL INVESTMENTS - 99.91% (Cost $88,603,973)			$75,744,826
Other Assets in Excess of Liabilities - 0.09%			68,360

NET ASSETS - 100.00%			$75,813,186

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $497,600.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $3,020,785 at September 30, 2011.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$75,387,105	$—	$—	$75,387,105
Money Market Fund	—	357,721	—	357,721

TOTAL	$75,387,105	$357,721	$—	$75,744,826

Other Financial Instruments**
Swaps	$—	$(15,211)	$—	$(15,211)

TOTAL	$—	$(15,211)	$—	$(15,211)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.78%
Aerospace & Defense - 2.10%
Ceradyne, Inc.*	52,400	$1,409,036
L-3 Communications Holdings, Inc.	30,000	1,859,100

		3,268,136

Auto Components - 4.62%
BorgWarner, Inc.*	47,100	2,850,963
Tenneco, Inc.*	63,000	1,613,430
TRW Automotive Holdings Corp.*	82,800	2,710,044

		7,174,437

Beverages - 2.37%
Coca-Cola Enterprises, Inc.	76,500	1,903,320
Dr. Pepper Snapple Group, Inc.	46,000	1,783,880

		3,687,200

Biotechnology - 1.38%
Biogen Idec, Inc.*	23,000	2,142,450

Chemicals - 6.65%
CF Industries Holdings, Inc.	15,600	1,924,884
LSB Industries, Inc.*	52,800	1,513,776
Mosaic Co. (The)	33,500	1,640,495
Sherwin-Williams Co. (The)	24,100	1,791,112
Westlake Chemical Corp.#	101,000	3,462,280

		10,332,547

Communications Equipment - 1.79%
Alcatel-Lucent - Sponsored ADR*	626,900	1,774,127
JDS Uniphase Corp.*	101,000	1,006,970

		2,781,097

Computers & Peripherals - 2.79%
Apple, Inc.*	8,400	3,201,912
Lexmark International, Inc., Class A*	42,100	1,137,963

		4,339,875

Construction & Engineering - 1.27%
MasTec, Inc.*	112,000	1,972,320

Consumer Finance - 2.56%
Cash America International, Inc.	32,600	1,667,816
Discover Financial Services	100,600	2,307,764

		3,975,580

Containers & Packaging - 1.19%
Crown Holdings, Inc.*	60,500	1,851,905

Industry Company	Shares	Value

Diversified Financial Services - 2.15%
ING Groep N.V. - Sponsored ADR*	210,600	$1,484,730
Moody’s Corp.	60,700	1,848,315

		3,333,045

Diversified Telecommunication Services - 2.60%
Telecom Corp. of New Zealand, Ltd. - Sponsored ADR	165,900	1,639,092
Vonage Holdings Corp.*	919,500	2,390,700

		4,029,792

Electronic Equipment, Instruments & Components - 0.93%
Vishay Intertechnology, Inc.*	172,800	1,444,608

Energy Equipment & Services - 7.24%
Baker Hughes, Inc.	33,000	1,523,280
Complete Production Services, Inc.*	55,500	1,046,175
Halliburton Co.	74,700	2,279,844
National Oilwell Varco, Inc.	30,000	1,536,600
Newpark Resources, Inc.*	335,900	2,045,631
RPC, Inc.+	172,200	2,810,304

		11,241,834

Food & Staples Retailing - 1.11%
Safeway, Inc.	103,700	1,724,531

Food Products - 0.22%
Coffee Holding Co., Inc.+	46,393	347,947

Health Care Equipment & Supplies - 1.62%
CR Bard, Inc.	28,800	2,521,152

Health Care Providers & Services - 4.70%
AmerisourceBergen Corp.	51,200	1,908,224
Health Management Associates, Inc., Class A*	281,700	1,949,364
Humana, Inc.	23,200	1,687,336
Quest Diagnostics, Inc.	35,600	1,757,216

		7,302,140

Hotels, Restaurants & Leisure - 3.93%
Domino’s Pizza, Inc.*	95,400	2,599,650
Red Robin Gourmet Burgers, Inc.*	65,000	1,565,850
Wynn Resorts, Ltd.	16,900	1,944,852

		6,110,352

Insurance - 3.02%
Reinsurance Group of America, Inc.	39,000	1,792,050

4	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
RLI Corp.+	45,500	$2,892,890

		4,684,940

Internet & Catalog Retail - 1.39%
priceline.com, Inc.*	4,800	2,157,408

Internet Software & Services - 1.13%
j2 Global Communications, Inc.	65,000	1,748,500

IT Services - 4.60%
International Business Machines Corp.	13,300	2,327,899
Mastercard, Inc., Class A	8,700	2,759,292
Teradata Corp.*	38,300	2,050,199

		7,137,390

Leisure Equipment & Products - 1.51%
Polaris Industries, Inc.	47,000	2,348,590

Life Sciences Tools & Services - 1.55%
Agilent Technologies, Inc.*	51,000	1,593,750
Illumina, Inc.*	20,000	818,400

		2,412,150

Machinery - 5.04%
CNH Global N.V.*	70,900	1,860,416
Mueller Industries, Inc.	41,900	1,616,921
Sauer-Danfoss, Inc.*	79,000	2,283,100
Titan International, Inc.+	138,200	2,073,000

		7,833,437

Media - 3.80%
CBS Corp., Class B Non-Voting	114,200	2,327,396
DIRECTV, Class A*	41,800	1,766,050
DISH Network Corp., Class A*	72,300	1,811,838

		5,905,284

Metals & Mining - 0.56%
Silver Wheaton Corp.	29,400	865,830

Multiline Retail - 3.24%
Dillard’s, Inc., Class A	70,700	3,074,036
Kohl’s Corp.	40,000	1,964,000

		5,038,036

Oil, Gas & Consumable Fuels - 6.23%
Cabot Oil & Gas Corp.	24,700	1,529,177
Chevron Corp.	26,000	2,405,520

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	30,500	$1,627,480
Hess Corp.	30,500	1,600,030
Stone Energy Corp.*	71,300	1,155,773
W&T Offshore, Inc.	98,600	1,356,736

		9,674,716

Paper & Forest Products - 0.51%
Domtar Corp.	11,500	783,955

Personal Products - 1.36%
Herbalife, Ltd.	39,400	2,111,840

Real Estate Investment Trusts (REITs) - 3.77%
BioMed Realty Trust, Inc.	156,400	2,591,548
Newcastle Investment Corp.	276,411	1,124,993
Weingarten Realty Investors	100,700	2,131,819

		5,848,360

Road & Rail - 1.26%
Werner Enterprises, Inc.+	94,000	1,958,020

Semiconductors & Semiconductor Equipment - 4.21%
Fairchild Semiconductor International, Inc.*	133,500	1,441,800
GT Advanced Technologies, Inc.*+	307,200	2,156,544
Micron Technology, Inc.*	228,500	1,151,640
NVIDIA Corp.*	142,900	1,786,250

		6,536,234

Specialty Retail - 1.34%
DSW, Inc., Class A	45,000	2,078,100

Textiles, Apparel & Luxury Goods - 1.92%
Fossil, Inc.*	36,700	2,974,902

Trading Companies & Distributors - 1.31%
W.W. Grainger, Inc.	13,600	2,033,744

Wireless Telecommunication Services - 0.81%
MetroPCS Communications, Inc.*	144,900	1,262,079

TOTAL COMMON STOCKS - 99.78%
(Cost $183,574,012)		154,974,463

www.bridgeway.com	5

Bridgeway Aggressive Investors 2 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.22%
BlackRock FedFund	0.01%	337,316	$337,317

TOTAL MONEY MARKET FUND - 0.22%			337,317

(Cost $337,317)

TOTAL INVESTMENTS - 100.00%			$155,311,780
(Cost $183,911,329)
Liabilities in Excess of Other Assets - 0.00%			(1,948)

NET ASSETS - 100.00%			$155,309,832

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $685,600.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $8,530,192 at September 30, 2011.
ADR	- American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total

Common Stocks	$154,974,463	$—	$ —	$154,974,463
Money Market Fund	—	337,317	—	337,317

TOTAL	$154,974,463	$337,317	$ —	$155,311,780

Other Financial Instru- ments**
Swaps	$—	$(17,402)	$ —	$(17,402)

TOTAL	$—	$(17,402)	$ —	$(17,402)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

6	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.09%
Aerospace & Defense - 1.60%
Astronics Corp.*	26,500	$748,625
Astronics Corp., Class B*	2,915	80,308
SIFCO Industries, Inc.	4,000	73,360
Sparton Corp.*	27,000	169,560

		1,071,853

Air Freight & Logistics - 0.88%
Park-Ohio Holdings Corp.*	49,000	588,490

Building Products - 0.45%
NCI Building Systems, Inc.*	39,500	298,620

Capital Markets - 3.14%
Arlington Asset Investment Corp., Class A+	43,600	1,048,580
Calamos Asset Management, Inc., Class A	66,600	666,666
Ladenburg Thalmann Financial Services, Inc.*	250,000	387,500

		2,102,746

Chemicals - 1.15%
American Vanguard Corp.	59,000	658,440
Core Molding Technologies, Inc.*	14,800	114,404

		772,844

Commercial Banks - 6.59%
Access National Corp.	9,800	76,048
Ameris Bancorp*	58,800	512,148
Bancorp, Inc. (The)*	72,000	515,520
CoBiz Financial, Inc.+	107,000	478,290
Enterprise Financial Services Corp.	2,100	28,539
Farmers Capital Bank Corp.*	20,000	89,000
First California Financial Group, Inc.*	45,000	135,450
First Community Bancshares, Inc.	30,400	310,080
Green Bankshares, Inc.*	40,200	51,054
Macatawa Bank Corp.*	67,800	183,060
Mercantile Bank Corp.*+	20,900	162,811
Merchants Bancshares, Inc.	14,300	382,954
Metro Bancorp, Inc.*	38,700	334,755
MetroCorp Bancshares, Inc.*	16,000	79,840
MidWestOne Financial Group, Inc.	30,000	430,200

Industry Company	Shares	Value

Commercial Banks (continued)
Trico Bancshares	22,000	$269,940
United Community Banks, Inc.*+	44,460	377,466

		4,417,155

Commercial Services & Supplies - 2.29%
A.T. Cross Co., Class A*	17,000	191,760
Casella Waste Systems, Inc., Class A*	107,700	566,502
CECO Environmental Corp.	12,700	72,771
Intersections, Inc.	35,000	449,750
Standard Register Co. (The)	100,000	253,000

		1,533,783

Communications Equipment - 1.14%
Communications Systems, Inc.	29,400	382,200
Zoom Technologies, Inc.*+	129,000	198,660
ZST Digital Networks, Inc.*+	117,500	186,825

		767,685

Computers & Peripherals - 2.01%
Datalink Corp.*	84,200	572,560
Dot Hill Systems Corp.*	384,100	579,991
TransAct Technologies, Inc.*	23,500	192,700

		1,345,251

Construction & Engineering - 1.55%
Furmanite Corp.*	70,000	378,700
Northwest Pipe Co.*	14,500	294,205
Sterling Construction Co., Inc.*	33,100	369,727

		1,042,632

Consumer Finance - 1.21%
CompuCredit Holdings Corp.*	200,000	558,000
Nicholas Financial, Inc.+	12,100	118,217
White River Capital, Inc.	7,000	135,590

		811,807

Containers & Packaging - 0.46%
AEP Industries, Inc.*	14,000	310,800

Diversified Consumer Services - 1.44%
Collectors Universe	40,000	590,000
Mac-Gray Corp.	29,000	374,390

		964,390

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services - 0.16%
MicroFinancial, Inc.	19,100	$106,960

Diversified Telecommunication Services - 3.08%
8X8, Inc.*+	250,000	1,017,500
HickoryTech Corp.	32,800	315,536
Multiband Corp.*+	41,000	102,500
SureWest Communications	60,000	628,200

		2,063,736

Electrical Equipment - 2.18%
Allied Motion Technologies, Inc.	30,000	148,800
Coleman Cable, Inc.*	58,000	490,680
Jinpan International, Ltd.+	50,400	400,176
Preformed Line Products, Co.	6,700	306,860
SL Industries, Inc.*	7,000	117,950

		1,464,466

Electronic Equipment, Instruments & Components - 5.69%
Agilysys, Inc.*	106,800	761,484
CalAmp Corp.*	75,400	242,034
Frequency Electronics, Inc.*	23,100	197,043
GTSI Corp.*	35,000	161,000
Kemet Corp.*	34,033	243,336
PC Connection, Inc.*	27,100	216,258
PC Mall, Inc.*	62,500	329,375
Richardson Electronics, Ltd.	85,400	1,162,294
TESSCO Technologies, Inc.	30,000	398,700
Wayside Technology Group, Inc.	10,500	105,315

		3,816,839

Energy Equipment & Services - 0.81%
Mitcham Industries, Inc.*	48,200	539,840

Food & Staples Retailing - 1.25%
Susser Holdings Corp.*	42,000	837,060

Food Products - 1.66%
Coffee Holding Co., Inc.+	40,000	300,000
Feihe International, Inc.*+	30,000	162,000
Omega Protein Corp.*	71,500	649,220

		1,111,220

Health Care Equipment & Supplies - 1.39%
RTI Biologics, Inc.*	115,000	378,350
Synergetics USA, Inc.*	86,200	464,618
Theragenics Corp.*	70,000	92,400

		935,368

Health Care Providers & Services - 5.86%
Advocat, Inc.	16,500	100,320

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Alliance HealthCare Services, Inc.*	125,000	$142,500
Cross Country Healthcare, Inc.*	14,800	61,864
Five Star Quality Care, Inc.*	188,900	472,250
Metropolitan Health Networks, Inc.*	224,300	1,018,322
Providence Service Corp. (The)*	50,000	532,500
RadNet, Inc.*	259,100	632,204
U.S. Physical Therapy, Inc.	52,500	972,300

		3,932,260

Health Care Technology - 0.57%
HealthStream, Inc.*	30,000	384,900

Hotels, Restaurants & Leisure - 6.44%
Caribou Coffee Co., Inc.*	48,400	572,088
Carrols Restaurant Group, Inc.*	100,000	890,000
Great Wolf Resorts, Inc.*	137,800	352,768
Kona Grill, Inc.*	20,000	111,000
Luby’s, Inc.*	35,700	146,370
Morton’s Restaurant Group, Inc.*	46,000	219,880
Multimedia Games Holding Co., Inc.*	88,800	358,752
O’Charleys, Inc.*	64,600	383,724
Pizza Inn Holdings, Inc.*	27,400	92,612
Town Sports International Holdings, Inc.*	164,000	1,190,640

		4,317,834

Household Durables - 1.71%
Bassett Furniture Industries, Inc.	23,000	162,150
CSS Industries, Inc.	13,800	230,184
Lifetime Brands, Inc.	59,400	572,616
Sealy Corp.*	122,100	180,708

		1,145,658

Insurance - 2.97%
Crawford & Co., Class B	77,400	414,864
Hallmark Financial Services, Inc.*	46,100	339,757
Meadowbrook Insurance Group, Inc.	83,000	739,530
Universal Insurance Holdings, Inc.	130,000	500,500

		1,994,651

8	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail - 0.63%
1-800-Flowers.com, Inc., Class A*	183,500	$425,720

IT Services - 2.33%
Computer Task Group, Inc.*	43,300	483,661
Dynamics Research Corp.*	19,000	169,480
MoneyGram International, Inc.*	390,500	909,865

		1,563,006

Leisure Equipment & Products - 0.83%
Smith & Wesson Holding Corp.*	220,700	556,164

Life Sciences Tools & Services - 0.53%
Cambrex Corp.*	70,000	352,800

Machinery - 4.59%
Hardinge, Inc.	44,500	366,680
Hurco Cos., Inc.*	14,800	300,440
Lydall, Inc.*	41,200	366,680
Miller Industries, Inc.	50,000	867,500
NN, Inc.*	119,200	601,960
Xerium Technologies, Inc.*	55,071	576,593

		3,079,853

Marine - 1.10%
International Shipholding Corp.	28,000	517,720
Star Bulk Carriers Corp.	170,000	219,300

		737,020

Media - 1.18%
Fisher Communications, Inc.*	18,000	402,120
Gray Television, Inc.*	250,000	390,000

		792,120

Metals & Mining - 2.31%
Friedman Industries, Inc.	23,700	207,138
Handy & Harman, Ltd.*	55,000	554,950
Universal Stainless & Alloy*	31,000	788,020

		1,550,108

Oil, Gas & Consumable Fuels - 1.71%
Callon Petroleum Co.*	75,500	292,185
Crimson Exploration, Inc.*	127,800	274,770
PostRock Energy Corp.*	69,500	218,230
Warren Resources, Inc.*	151,500	363,600

		1,148,785

Paper & Forest Products - 1.07%
Mercer International, Inc.*	77,400	526,320

Industry Company	Shares	Value

Paper & Forest Products (continued)
Verso Paper Corp.*	113,900	$190,213

		716,533

Personal Products - 0.17%
Nature’s Sunshine Products, Inc.*+	8,100	114,048

Pharmaceuticals - 0.96%
Columbia Laboratories, Inc.*	277,900	541,905
Heska Corp.*	12,000	103,440

		645,345

Professional Services - 2.25%
Franklin Covey Co.*	50,000	380,000
GP Strategies Corp.*	42,000	419,580
On Assignment, Inc.*	100,000	707,000

		1,506,580

Real Estate Investment Trusts (REITs) - 7.29%
Agree Realty Corp.	26,160	569,765
ARMOUR Residential REIT, Inc.+	131,800	896,240
Capital Trust, Inc., Class A*+	110,300	245,969
Gramercy Capital Corp.*+	383,600	1,204,504
MPG Office Trust, Inc.*+	283,700	598,607
One Liberty Properties, Inc.	53,500	784,310
Winthrop Realty Trust	67,900	590,051

		4,889,446

Road & Rail - 2.06%
Covenant Transportation Group, Inc., Class A*	33,000	120,450
Quality Distribution, Inc.*	95,500	856,635
Saia, Inc.*	30,600	321,912
Universal Truckload Services, Inc.	6,300	81,900

		1,380,897

Semiconductors & Semiconductor Equipment - 1.40%
Amtech Systems, Inc.*	47,500	380,000
Photronics, Inc.*	112,200	558,756

		938,756

Software - 1.27%
ePlus, Inc.*	16,800	414,456
Majesco Entertainment Co.*+	141,000	282,000
QAD, Inc., Class B*	15,000	152,250

		848,706

www.bridgeway.com	9

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail - 4.15%
Christopher & Banks Corp.	66,700	$235,451
Conn’s, Inc.*+	86,000	617,480
Cost Plus, Inc.*#	122,100	769,230
Destination Maternity Corp.	30,000	386,100
TravelCenters of America LLC*	46,200	163,086
Winmark Corp.	4,500	207,990
Zale Corp.*	142,300	405,555

		2,784,892

Textiles, Apparel & Luxury Goods - 1.23%
Delta Apparel, Inc.*	22,500	354,375
DGSE Cos., Inc.*+	14,900	120,690
Rocky Brands, Inc.*	35,000	347,550

		822,615

Thrifts & Mortgage Finance - 3.21%
BankFinancial Corp.	27,800	184,592
Beacon Federal Bancorp, Inc.	7,000	93,380
Doral Financial Corp.*	450,800	491,372
First Financial Holdings, Inc.	36,700	147,167
First Pactrust Bancorp, Inc.	37,000	419,210
Meridian Interstate Bancorp, Inc.*	35,500	387,305
United Financial Bancorp, Inc.	31,200	427,128

		2,150,154

Trading Companies & Distributors - 0.32%
Houston Wire & Cable Co.	18,900	217,161

Water Utilities - 0.82%
Connecticut Water Service, Inc.	22,000	550,440

TOTAL COMMON STOCKS - 99.09%		66,449,997

(Cost $76,130,790)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.72%
BlackRock FedFund	0.01%	480,330	$480,330

TOTAL MONEY MARKET FUND - 0.72%			480,330

(Cost $480,330)

TOTAL INVESTMENTS - 99.81%			$66,930,327
(Cost $76,611,120)
Other Assets in Excess of Liabilities - 0.19%			127,961

NET ASSETS - 100.00%			$67,058,288

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $769,230.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $5,548,783 at September 30, 2011.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Common Stocks	$66,449,997	$—	$—	$66,449,997
Money Market Fund	—	480,330	—	480,330

TOTAL	$66,449,997	$480,330	$—	$66,930,327

Other Financial Instruments**
Swaps	$—	$(2,497)	$—	$(2,497)

TOTAL	$—	$(2,497)	$—	$(2,497)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

10	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2011	$124,650	$124,650
Purchases	—	—
Sales	(25,506)	(25,506)
Realized gain/(loss)	(254,813)	(254,813)
Change in unrealized appreciation/ (depreciation)	155,669	155,669
Transfers in1	—	—
Transfers out	—	—

Balance as of 09/30/2011	$—	$—

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/11	$—	$—

1Transfers in represent the value as of the beginning of the year ended June 30, 2012, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

The security in the table above was considered Level 3 security because it was fair valued under procedures adopted by the Board of Directors at June 30, 2011. There were no Level 3 securities that were fair valued under these procedures at September 30, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.55%
Aerospace & Defense - 0.95%
Astronics Corp.*	22,700	$641,275
Astronics Corp., Class B*	2,497	68,792
Ducommun, Inc.	19,100	286,118
GenCorp, Inc.*	152,600	685,174
Innovative Solutions & Support, Inc.*	63,454	306,483
LMI Aerospace, Inc.*	21,000	358,260
Sparton Corp.*	63,300	397,524

		2,743,626

Air Freight & Logistics - 0.50%
Pacer International, Inc.*	188,800	708,000
Park-Ohio Holdings Corp.*	46,000	552,460
XPO Logistics, Inc.*	22,800	174,876

		1,435,336

Airlines - 0.21%
Pinnacle Airlines Corp.*	77,759	227,834
Republic Airways Holdings, Inc.*	131,300	371,579

		599,413

Auto Components - 1.08%
Amerigon, Inc.*+	42,200	537,206
Motorcar Parts of America, Inc.*	30,600	251,838
Shiloh Industries, Inc.	39,600	355,212
Spartan Motors, Inc.	334,600	1,381,898
Strattec Security Corp.	24,100	577,918

		3,104,072

Beverages - 0.31%
Craft Brewers Alliance, Inc.*	89,100	499,851
MGP Ingredients, Inc.	75,900	384,813

		884,664

Biotechnology - 6.28%
Achillion Pharmaceuticals, Inc.*+	134,500	634,840
ADVENTRX Pharmaceuticals, Inc.*+	100,690	92,635
Amicus Therapeutics, Inc.*	115,991	445,405
Anadys Pharmaceuticals, Inc.*	99,705	91,679
Arena Pharmaceuticals, Inc.*+	159,900	231,855
ArQule, Inc.*	131,300	663,065
Array Biopharma, Inc.*	160,100	313,796
Astex Pharmaceuticals*	274,600	527,232
AVI BioPharma, Inc.*	307,545	344,450
BioCryst Pharmaceuticals, Inc.*	96,100	265,236

Industry Company	Shares	Value

Biotechnology (continued)
BioSante Pharmaceuticals, Inc.*+	212,800	$485,184
BioSpecifics Technologies Corp.*+	12,500	201,750
Celldex Therapeutics, Inc.*	114,000	260,490
Curis, Inc.*+	363,100	1,147,396
Cyclacel Pharmaceuticals, Inc.*+	107,800	47,432
Cytori Therapeutics, Inc.*+	167,460	494,007
Dusa Pharmaceuticals, Inc.*	181,000	669,700
Dyax Corp.*	194,200	244,692
GTx, Inc.*+	146,624	491,190
Immunomedics, Inc.*+	129,000	412,800
Infinity Pharmaceuticals, Inc.*+	56,200	396,210
Ligand Pharmaceuticals, Inc., Class B*	57,133	781,579
Maxygen, Inc.	49,850	272,680
Metabolix, Inc.*+	58,600	256,668
Myrexis, Inc.*	98,700	270,438
Nabi Biopharmaceuticals*	215,000	361,200
Neurocrine Biosciences, Inc.*	157,600	942,448
Novavax, Inc.*+	315,900	508,599
Oncothyreon, Inc.*+	124,300	743,314
Orexigen Therapeutics, Inc.*+	40,000	79,600
Osiris Therapeutics, Inc.*+	80,200	410,624
PharmAthene, Inc.*+	109,800	193,248
Progenics Pharmaceuticals, Inc.*	72,400	415,576
PROLOR Biotech, Inc.*+	75,700	308,099
Repligen Corp.*	60,100	196,527
Rexahn Pharmaceuticals, Inc.*+	131,500	131,500
Sangamo Biosciences, Inc.*+	127,436	554,347
Sciclone Pharmaceuticals, Inc.*	124,307	473,610
Spectrum Pharmaceuticals, Inc.*	43,700	333,431
Synta Pharmaceuticals Corp.*+	142,500	463,125
Transcept Pharmaceuticals, Inc.*+	44,100	291,942
Trimeris, Inc.*+	143,000	360,360
Vanda Pharmaceuticals, Inc.*	78,600	389,070
Vical, Inc.*	233,900	580,072
Zalicus, Inc.*+	313,021	306,948

		18,086,049

12	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Building Products - 0.32%
Builders FirstSource, Inc.*	238,300	$302,641
Insteel Industries, Inc.	34,000	342,380
NCI Building Systems, Inc.*	36,800	278,208

		923,229

Capital Markets - 3.79%
Arlington Asset Investment Corp., Class A+	38,700	930,735
Calamos Asset Management, Inc., Class A	21,400	214,214
Diamond Hill Investment Group, Inc.	5,600	388,584
Edelman Financial Group, Inc.	51,000	329,460
FBR & Co.*	161,400	384,132
Gladstone Capital Corp.+	76,600	525,476
Gladstone Investment Corp.	28,200	191,760
Harris & Harris Group, Inc.*	127,900	454,045
HFF, Inc., Class A*	56,300	492,062
JMP Group, Inc.	81,100	471,191
Kohlberg Capital Corp.+	48,900	286,065
Ladenburg Thalmann Financial Services, Inc.*+	493,000	764,150
Main Street Capital Corp.+	50,000	888,000
Medallion Financial Corp.	86,711	806,412
NGP Capital Resources Co.+	48,600	317,844
PennantPark Investment Corp.+	129,100	1,151,572
TICC Capital Corp.+	82,300	672,391
Triangle Capital Corp.	57,212	870,767
Westwood Holdings Group, Inc.	23,025	795,514

		10,934,374

Chemicals - 1.30%
American Vanguard Corp.	75,100	838,116
Chase Corp.+	27,800	298,850
KMG Chemicals, Inc.	58,800	724,416
Landec Corp.*	109,200	580,944
Senomyx, Inc.*	49,300	173,043
Zagg, Inc.*+	114,300	1,133,856

		3,749,225

Commercial Banks - 12.08%
1st United Bancorp, Inc.*	105,319	519,223
Alliance Financial Corp.	25,000	701,250
American National Bankshares, Inc.	20,700	374,670
American River Bankshares*	37,800	183,330

Industry Company	Shares	Value

Commercial Banks (continued)
Ameris Bancorp*	88,600	$771,706
Arrow Financial Corp.	16,686	371,264
Bancorp, Inc. (The)*	36,600	262,056
BancTrust Financial Group, Inc.*+	69,000	162,150
Bank of Commerce Holdings	41,100	133,575
Bank of Kentucky Financial Corp.+	9,000	182,340
Banner Corp.	44,959	575,026
Bar Harbor Bankshares	6,000	166,560
Bridge Bancorp, Inc.+	17,300	316,590
Bryn Mawr Bank Corp.	41,724	691,367
Camden National Corp.	18,100	492,863
Capital City Bank Group, Inc.	60,500	629,200
Center Bancorp, Inc.+	72,217	696,894
Centerstate Banks, Inc.	78,300	409,509
Century Bancorp, Inc., Class A	23,272	540,376
Citizens Holding Co.	20,670	382,395
CNB Financial Corp.	40,800	523,056
CoBiz Financial, Inc.+	155,800	696,426
Eagle Bancorp, Inc.*	5,964	70,196
Encore Bancshares, Inc.*	19,600	208,936
Enterprise Financial Services Corp.	85,700	1,164,663
Farmers Capital Bank Corp.*	67,149	298,813
Financial Institutions, Inc.	50,533	720,601
First Bancorp	38,900	390,556
First Bancorp, Inc.+	33,300	419,247
First California Financial Group, Inc.*	67,400	202,874
First Community Bancshares, Inc.	44,900	457,980
First Merchants Corp.	95,000	669,750
First South Bancorp, Inc.*+	14,300	51,766
German American Bancorp, Inc.	39,500	636,740
Great Southern Bancorp, Inc.+	21,600	362,448
Guaranty Bancorp*	123,200	147,840
Hampden Bancorp, Inc.	33,000	434,610
Hanmi Financial Corp.*+	337,200	279,876
Heritage Commerce Corp.*+	70,000	269,500
Heritage Financial Corp.	39,260	433,430
Home Bancorp, Inc.*	41,600	605,280
Lakeland Bancorp, Inc.	97,860	765,265
LNB Bancorp, Inc.	20,000	75,800

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Macatawa Bank Corp.*	103,000	$278,100
MainSource Financial Group, Inc.	81,700	712,424
Merchants Bancshares, Inc.+	27,800	744,484
Metro Bancorp, Inc.*	27,800	240,470
MidSouth Bancorp, Inc.	35,900	385,925
MidWestOne Financial Group, Inc.	54,200	777,228
National Bankshares, Inc.+	14,300	345,059
NewBridge Bancorp*	28,287	108,905
Northrim BanCorp, Inc.	33,300	644,355
Ohio Valley Banc Corp.	19,500	330,720
OmniAmerican Bancorp, Inc.*	26,300	358,995
Pacific Continental Corp.	76,611	543,172
Peapack-Gladstone Financial Corp.	39,130	394,430
Penns Woods Bancorp, Inc.+	16,400	537,100
Peoples Bancorp, Inc.	28,400	312,400
Preferred Bank*	16,120	127,993
QCR Holdings, Inc.	13,200	117,876
Republic First Bancorp, Inc.*	76,300	119,791
Seacoast Banking Corp. of Florida*	258,200	379,554
Shore Bancshares, Inc.	42,600	185,310
Sierra Bancorp	43,781	400,596
Southside Bancshares, Inc.	62,021	1,116,998
Southwest Bancorp, Inc.*	81,200	342,664
State Bancorp, Inc.	95,900	1,013,663
Sterling Bancorp	41,900	304,194
Suffolk Bancorp	27,400	227,968
Taylor Capital Group, Inc.*+	65,696	421,768
Tennessee Commerce Bancorp, Inc.*+	81,800	74,438
Tower Bancorp, Inc.	35,700	747,558
Trico Bancshares	54,300	666,261
United Community Banks, Inc.*+	89,260	757,817
Univest Corp. of Pennsylvania	29,800	397,234
Virginia Commerce Bancorp, Inc.*	153,159	899,043
Washington Banking Co.	51,700	503,041
West Bancorporation, Inc.	27,100	229,808
Wilshire Bancorp, Inc.*	184,000	504,160
Yadkin Valley Financial Corp.*	64,200	106,572

		34,806,071

Industry Company	Shares	Value

Commercial Services & Supplies - 1.80%
A.T. Cross Co., Class A*	2,600	$29,328
Casella Waste Systems, Inc., Class A*	81,800	430,268
CECO Environmental Corp.	42,600	244,098
Courier Corp.	25,000	163,500
Fuel Tech, Inc.*	62,700	364,914
Heritage-Crystal Clean, Inc.*	18,100	328,696
Intersections, Inc.	135,184	1,737,114
M&F Worldwide Corp.*	19,798	487,427
Metalico, Inc.*	110,800	432,120
Multi-Color Corp.	35,400	799,686
Standard Register Co. (The)+	65,400	165,462

		5,182,613

Communications Equipment - 2.79%
BigBand Networks, Inc.*	171,768	219,863
Cogo Group, Inc.*+	138,600	295,218
Communications Systems, Inc.	29,100	378,300
Digi International, Inc.*	67,239	739,629
Emcore Corp.*	296,300	293,337
Globecomm Systems, Inc.*	192,400	2,599,324
KVH Industries, Inc.*	77,700	614,607
Numerex Corp., Class A*	30,000	166,800
Oplink Communications, Inc.*	73,100	1,106,734
Opnext, Inc.*	281,000	351,250
ORBCOMM, Inc.*	67,000	170,850
PC-Tel, Inc.*	62,800	386,220
ShoreTel, Inc.*	46,600	232,068
Westell Technologies, Inc., Class A*	171,200	369,792
ZST Digital Networks, Inc.*+	81,618	129,773

		8,053,765

Computers & Peripherals - 1.06%
Concurrent Computer Corp.*	55,300	308,574
Cray, Inc.*	101,200	537,372
Datalink Corp.*	54,800	372,640
Dot Hill Systems Corp.*	526,600	795,166
Immersion Corp.*	104,100	622,518
TransAct Technologies, Inc.*	50,800	416,560

		3,052,830

Construction & Engineering - 0.72%
Argan, Inc.*+	44,700	455,046
Furmanite Corp.*	75,400	407,914

14	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Northwest Pipe Co.*	17,800	$361,162
Sterling Construction Co., Inc.*	56,800	634,456
UniTek Global Services, Inc.*	44,200	219,232

		2,077,810

Construction Materials - 0.07%
United States Lime & Minerals, Inc.*	5,300	211,470

Consumer Finance - 0.07%
First Marblehead Corp. (The)*+	185,600	189,312

Containers & Packaging - 0.45%
AEP Industries, Inc.*	58,800	1,305,360

Distributors - 0.15%
Audiovox Corp., Class A*	80,707	443,081

Diversified Consumer Services - 0.86%
Carriage Services, Inc.	81,100	478,490
Collectors Universe	69,460	1,024,535
CPI Corp.+	30,700	190,340
Learning Tree International, Inc.*	47,450	347,334
Mac-Gray Corp.	33,300	429,903

		2,470,602

Diversified Financial Services - 0.83%
Asta Funding, Inc.	142,300	1,154,053
Encore Capital Group, Inc.*	22,114	483,191
Marlin Business Services Corp.*	28,300	299,980
Resource America, Inc., Class A	100,700	454,157

		2,391,381

Diversified Telecommunication Services - 0.93%
HickoryTech Corp.	43,495	418,422
IDT Corp., Class B	48,667	992,807
Otelco, Inc.+	28,600	459,316
SureWest Communications	42,000	439,740
Warwick Valley Telephone Co.	30,200	384,144

		2,694,429

Electrical Equipment - 0.79%
Active Power, Inc.*	166,000	214,140
Broadwind Energy, Inc.*	193,900	62,068
China BAK Battery, Inc.*+	179,200	143,360

Industry Company	Shares	Value

Electrical Equipment (continued)
Coleman Cable, Inc.*	77,000	$651,420
LSI Industries, Inc.	70,500	439,215
Magnetek, Inc.*	188,311	173,246
Ocean Power Technologies, Inc.*+	38,087	104,358
PowerSecure International, Inc.*	41,500	196,295
UQM Technologies, Inc.*+	183,522	306,482

		2,290,584

Electronic Equipment, Instruments & Components - 2.25%
Comverge, Inc.*+	85,700	157,688
DDi Corp.	83,600	605,264
eMagin Corp.*	56,300	148,069
IEC Electronics Corp.*+	64,500	327,660
Iteris, Inc.*	126,700	144,438
LeCroy Corp.*	56,000	442,400
LoJack Corp.*	44,100	139,797
Measurement Specialties, Inc.*	59,552	1,545,970
Netlist, Inc.*	63,100	75,720
PAR Technology Corp.*	17,800	59,630
PC Connection, Inc.*	30,000	239,400
PC Mall, Inc.*	74,200	391,034
Pulse Electronics Corp.	109,800	314,028
RadiSys Corp.*	97,900	599,148
Richardson Electronics, Ltd.	52,011	707,870
SMTC Corp.*+	99,300	147,957
Zygo Corp.*	39,200	453,152

		6,499,225

Energy Equipment & Services - 1.94%
Bolt Technology Corp.*	155,763	1,563,861
Dawson Geophysical Co.*	16,400	386,712
ENGlobal Corp.*	34,761	94,202
Geokinetics, Inc.*	82,300	199,166
Mitcham Industries, Inc.*	161,700	1,811,040
Natural Gas Services Group, Inc.*	25,600	328,448
OYO Geospace Corp.*	6,900	388,401
TGC Industries, Inc.*	117,000	514,800
Union Drilling, Inc.*	64,200	301,740

		5,588,370

Food & Staples Retailing - 0.69%
Arden Group, Inc., Class A	5,500	437,250
Susser Holdings Corp.*	48,900	974,577

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Village Super Market, Inc., Class A	24,600	$588,924

		2,000,751

Food Products - 1.85%
AgFeed Industries, Inc.*+	179,050	93,124
Alico, Inc.	21,000	412,440
American Lorain Corp.*+	81,200	132,356
Feihe International, Inc.*+	24,700	133,380
Griffin Land & Nurseries, Inc.	19,300	495,624
Imperial Sugar Co.+	33,100	213,164
Lifeway Foods, Inc.*+	156,302	1,667,742
Omega Protein Corp.*	33,100	300,548
Overhill Farms, Inc.*	102,100	377,770
Reddy Ice Holdings, Inc.*+	169,000	211,250
SkyPeople Fruit Juice, Inc.*+	63,200	115,656
Smart Balance, Inc.*	200,500	1,182,950

		5,336,004

Gas Utilities - 0.28%
Chesapeake Utilities Corp.	15,906	637,990
Gas Natural, Inc.	15,900	174,741

		812,731

Health Care Equipment & Supplies - 3.75%
Alphatec Holdings, Inc.*	164,740	347,601
Anika Therapeutics, Inc.*	98,639	542,515
Antares Pharma, Inc.*+	197,000	457,040
AtriCure, Inc.*	133,200	1,297,368
Atrion Corp.	2,448	507,691
Cardica, Inc.*	75,300	146,082
Cardiovascular Systems, Inc.*	38,500	438,515
Cerus Corp.*+	193,304	409,804
CryoLife, Inc.*	107,270	481,642
IRIS International, Inc.*	44,100	395,577
Kensey Nash Corp.*	16,800	411,600
Medical Action Industries, Inc.*	27,700	139,885
Rockwell Medical Technologies, Inc.*+	72,100	588,336
RTI Biologics, Inc.*	125,000	411,250
Solta Medical, Inc.*	158,400	198,000
Spectranetics Corp.*	54,948	392,329
Stereotaxis, Inc.*+	100,600	111,666
Synovis Life Technologies, Inc.*	40,100	669,670
Theragenics Corp.*	151,900	200,508
TranS1, Inc.*	129,500	388,500
Utah Medical Products, Inc.	44,900	1,183,115

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Vascular Solutions, Inc.*	49,300	$564,485
Young Innovations, Inc.	18,126	516,591

		10,799,770

Health Care Providers & Services - 3.29%
Allied Healthcare International, Inc.*	222,800	855,552
Almost Family, Inc.*	11,600	192,908
American Dental Partners, Inc.*	32,400	312,984
Capital Senior Living Corp.*	129,000	795,930
Chindex International, Inc.*	71,200	627,272
Continucare Corp.*	120,100	766,238
Five Star Quality Care, Inc.*	121,600	304,000
LCA -Vision, Inc.*	63,700	136,318
Medcath Corp.*	43,400	602,392
Metropolitan Health Networks, Inc.*	268,400	1,218,536
National Research Corp.	25,500	845,070
Providence Service Corp. (The)*	115,200	1,226,880
RadNet, Inc.*	176,300	430,172
Sunrise Senior Living, Inc.*+	85,695	396,768
U.S. Physical Therapy, Inc.	42,000	777,840

		9,488,860

Health Care Technology - 0.51%
HealthStream, Inc.*	61,500	789,045
Transcend Services, Inc.*	30,000	676,200

		1,465,245

Hotels, Restaurants & Leisure - 3.95%
AFC Enterprises, Inc.*	127,732	1,511,070
Benihana, Inc., Class A*	26,200	225,582
Bluegreen Corp.*	161,703	339,576
Caribou Coffee Co., Inc.*	79,600	940,872
Carrols Restaurant Group, Inc.*	78,100	695,090
Dover Downs Gaming & Entertainment, Inc.	9,637	21,683
Einstein Noah Restaurant Group, Inc.	49,100	629,953
Famous Dave’s of America, Inc.*	158,800	1,367,268
Full House Resorts, Inc.*	60,700	166,318
Gaming Partners International Corp.	56,300	371,580
Great Wolf Resorts, Inc.*	164,300	420,608
Jamba, Inc.*	179,014	230,928
Luby’s, Inc.*	73,600	301,760

16	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
McCormick & Schmick’s Seafood Restaurants, Inc.*	95,000	$657,400
Monarch Casino & Resort, Inc.*	48,685	476,139
Morgans Hotel Group Co.*	84,300	504,957
Morton’s Restaurant Group, Inc.*	64,200	306,876
Multimedia Games Holding Co., Inc.*	119,300	481,972
Nathan’s Famous, Inc.*	12,000	227,880
O’Charleys, Inc.*	54,900	326,106
Premier Exhibitions, Inc.*	142,500	266,475
Ruth’s Hospitality Group, Inc.*	86,700	371,943
Town Sports International Holdings, Inc.*	76,387	554,570

		11,396,606

Household Durables - 1.24%
Bassett Furniture Industries, Inc.	74,200	523,110
Cavco Industries, Inc.*	10,600	365,064
Emerson Radio Corp.*	204,300	308,493
Furniture Brands International, Inc.*	95,000	195,700
Kid Brands, Inc.*	83,400	220,176
Libbey, Inc.*	29,000	305,660
Lifetime Brands, Inc.	63,300	610,212
M/I Homes, Inc.*	55,500	333,555
Sealy Corp.*	378,800	560,624
Skyline Corp.	17,300	165,215

		3,587,809

Household Products - 0.13%
Oil-Dri Corp. of America	19,800	367,884

Independent Power Producers & Energy Traders - 0.16%
Synthesis Energy Systems, Inc.*	272,471	471,375

Insurance - 1.76%
eHealth, Inc.*	46,800	639,288
First Acceptance Corp.*	111,700	137,391
Hallmark Financial Services, Inc.*	51,800	381,766
Independence Holding Co.	59,700	432,825
Meadowbrook Insurance Group, Inc.	185,200	1,650,132
Presidential Life Corp.	44,000	361,680
SeaBright Holdings, Inc.	59,400	427,680
Stewart Information Services Corp.	58,300	515,372

Industry Company	Shares	Value

Insurance (continued)
Universal Insurance Holdings, Inc.	139,200	$535,920

		5,082,054

Internet & Catalog Retail - 0.70%
1-800-Flowers.com, Inc., Class A*	170,000	394,400
dELiA’s, Inc.*	118,900	156,948
Gaiam, Inc., Class A	38,200	129,498
Geeknet, Inc.*	16,608	335,814
US Auto Parts Network, Inc.*	100,900	511,563
ValueVision Media, Inc., Class A*	206,986	488,487

		2,016,710

Internet Software & Services - 2.00%
Globalscape, Inc.*	59,700	92,535
Internap Network Services Corp.*	82,900	407,868
Keynote Systems, Inc.	44,400	938,172
Marchex, Inc., Class B+	70,400	598,400
Openwave Systems, Inc.*	223,900	349,284
Stamps.com, Inc.	39,700	811,468
Support.com, Inc.*	360,650	714,087
TechTarget, Inc.*	46,350	264,658
TheStreet.com, Inc.	120,000	237,600
Web.com Group, Inc.*	95,252	664,859
Zix Corp.*	251,982	672,792

		5,751,723

IT Services - 1.70%
CIBER, Inc.*	121,800	369,054
Computer Task Group, Inc.*	92,400	1,032,108
Dynamics Research Corp.*	24,558	219,057
Echo Global Logistics, Inc.*	35,200	468,160
Hackett Group, Inc. (The)*	126,389	471,431
Information Services Group, Inc.*+	96,600	102,396
Lionbridge Technologies, Inc.*	116,595	286,824
MoneyGram International, Inc.*	213,936	498,471
Ness Technologies, Inc.*	157,500	1,206,450
PRGX Global, Inc.*	50,300	237,416

		4,891,367

Leisure Equipment & Products - 1.08%
Arctic Cat, Inc.*	55,500	804,195
Black Diamond, Inc.*	62,800	409,456

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Leisure Equipment & Products (continued)
Johnson Outdoors, Inc., Class A*	34,800	$535,224
Leapfrog Enterprises, Inc.*	97,000	326,890
Marine Products Corp.*+	66,400	227,088
Sturm Ruger & Co., Inc.	31,400	815,772

		3,118,625

Life Sciences Tools & Services - 0.75%
BioClinica, Inc.*	77,100	377,019
Cambrex Corp.*	104,100	524,664
Enzo Biochem, Inc.*	71,900	184,783
Harvard Bioscience, Inc.*	162,817	687,088
Medtox Scientific, Inc.	29,000	379,610

		2,153,164

Machinery - 3.70%
Alamo Group, Inc.	21,800	453,222
Ampco-Pittsburgh Corp.	26,600	543,970
Commercial Vehicle Group, Inc.*	46,900	308,133
Dynamic Materials Corp.	34,000	535,500
Energy Recovery, Inc.*	117,000	352,170
Flow International Corp.*	210,551	465,318
Graham Corp.	59,500	990,080
Greenbrier Cos., Inc.*	43,600	507,940
Hardinge, Inc.	31,300	257,912
Hurco Cos., Inc.*	60,234	1,222,750
Kadant, Inc.*	31,300	555,888
Key Technology, Inc.*	17,600	204,336
L.S. Starrett Co., Class A (The)	29,200	315,360
Lydall, Inc.*	74,200	660,380
Met-Pro Corp.	40,200	344,916
Miller Industries, Inc.	32,600	565,610
NN, Inc.*	78,200	394,910
PMFG, Inc.*+	56,000	883,120
Twin Disc, Inc.	29,600	789,432
Xerium Technologies, Inc.*+	29,200	305,724

		10,656,671

Marine - 0.13%
International Shipholding Corp.	19,900	367,951

Media - 1.94%
AH Belo Corp., Class A	101,100	424,620
Ballantyne Strong, Inc.*	45,500	140,140
Carmike Cinemas, Inc.*	51,800	342,398
Cumulus Media, Inc., Class A*+	98,700	280,308
Entravision Communications Corp., Class A*	209,800	213,996

Industry Company	Shares	Value

Media (continued)
Fisher Communications, Inc.*	25,200	$562,968
Gray Television, Inc.*	420,800	656,448
Knology, Inc.*	70,053	909,288
Lee Enterprises, Inc.*+	192,300	149,994
LIN TV Corp., Class A*	88,060	191,971
McClatchy Co., Class A (The)*+	173,000	231,820
Media General, Inc., Class A*+	134,170	256,264
Navarre Corp.*	271,200	461,040
Nexstar Broadcasting Group, Inc., Class A*	41,400	273,654
Outdoor Channel Holdings, Inc.*	48,800	279,136
Saga Communications, Inc., Class A*	5,604	165,374
SuperMedia Inc.*+	30,300	46,965

		5,586,384

Metals & Mining - 0.91%
China Direct Industries, Inc.*+	163,410	166,678
Friedman Industries, Inc.	67,000	585,580
General Steel Holdings, Inc.*+	67,000	79,730
Great Northern Iron Ore Properties+	7,700	803,110
Mines Management, Inc.*	6,200	10,106
Paramount Gold & Silver Corp.*+	178,300	420,788
Synalloy Corp.	19,400	213,400
Universal Stainless & Alloy*	13,300	338,086

		2,617,478

Multiline Retail - 0.28%
Bon-Ton Stores, Inc. (The)+	60,850	302,424
Duckwall-ALCO Stores, Inc.*	7,000	65,520
Tuesday Morning Corp.*	126,500	445,280

		813,224

Oil, Gas & Consumable Fuels - 3.13%
Adams Resources & Energy, Inc.	22,300	451,575
Callon Petroleum Co.*	179,700	695,439
Cheniere Energy, Inc.*+	119,900	617,485
CREDO Petroleum Corp.*	25,300	210,749
Crimson Exploration, Inc.*	123,700	265,955
Double Eagle Petroleum Co.*	77,200	491,764

18	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Endeavour International Corp.*+	48,058	$383,503
Evolution Petroleum Corp.*	110,000	776,600
FX Energy, Inc.*+	105,800	436,954
GMX Resources, Inc.*+	62,700	142,329
HKN, Inc.*	44,134	99,301
L&L Energy, Inc.*+	95,000	256,500
Miller Energy Resources, Inc.*+	143,800	379,632
Panhandle Oil & Gas, Inc., Class A	23,797	675,121
PostRock Energy Corp.*	49,200	154,488
Pyramid Oil Co.*	69,800	256,166
RAM Energy Resources, Inc.*+	312,700	247,033
REX American Resources Corp.*	66,249	1,118,283
Triangle Petroleum Corp.*	112,700	404,593
Uranerz Energy Corp.*+	91,181	124,918
Uranium Energy Corp.*+	133,100	364,694
Westmoreland Coal Co.*	59,675	463,078

		9,016,160

Paper & Forest Products - 0.49%
Mercer International, Inc.*	119,400	811,920
Neenah Paper, Inc.	30,000	425,400
Verso Paper Corp.*	103,400	172,678

		1,409,998

Personal Products - 0.63%
American Oriental Bioengineering, Inc.*+	87,000	54,810
CCA Industries, Inc.	14,100	72,333
Female Health Co. (The)+	43,200	176,256
Natural Alternatives International, Inc.*	17,500	70,175
Nutraceutical International Corp.*	35,800	457,524
Physicians Formula Holdings, Inc.*	101,000	277,750
Schiff Nutrition International, Inc.*	62,758	695,359

		1,804,207

Pharmaceuticals - 2.26%
Adolor Corp.*	119,947	206,309
Akorn, Inc.*	132,502	1,034,841
China Pharma Holdings, Inc.*+	51,031	50,965
Columbia Laboratories, Inc.*	254,300	495,885
Cumberland Pharmaceuticals, Inc.*	17,800	99,680

Industry Company	Shares	Value

Pharmaceuticals (continued)
Depomed, Inc.*	173,300	$935,820
Durect Corp.*	214,640	345,570
ISTA Pharmaceuticals, Inc.*	150,800	520,260
Lannett Co., Inc.*	53,020	203,067
Neostem, Inc.*	123,500	80,275
Obagi Medical Products, Inc.*	56,000	507,920
Pain Therapeutics, Inc.*+	103,552	492,907
Pozen, Inc.*	76,200	183,642
Santarus, Inc.*	143,872	401,403
Sucampo Pharm- aceuticals, Inc., Class A*	104,000	387,920
Tianyin Pharmaceutical Co., Inc.*	65,400	78,480
XenoPort, Inc.*+	83,000	489,700

		6,514,644

Professional Services - 1.47%
Barrett Business Services, Inc.	31,600	440,504
CDI Corp.	31,357	334,893
CRA International, Inc.*	27,200	544,272
GP Strategies Corp.*	76,500	764,235
Hill International, Inc.*	104,867	490,777
Hudson Highland Group, Inc.*	101,700	347,814
On Assignment, Inc.*	187,000	1,322,090

		4,244,585

Real Estate Management & Development - 0.52%
Consolidated-Tomoka Land Co.	37,400	982,124
Stratus Properties, Inc.*	17,300	138,919
Thomas Properties Group, Inc.*	162,800	371,184

		1,492,227

Road & Rail - 0.46%
Quality Distribution, Inc.*	88,000	789,360
Saia, Inc.*	51,900	545,988

		1,335,348

Semiconductors & Semiconductor Equipment - 2.95%
Advanced Analogic Technologies, Inc.*	200,000	866,000
Amtech Systems, Inc.*	80,046	640,368
AuthenTec, Inc.*	394,200	1,285,092
AXT, Inc.*	80,000	403,200
FSI International, Inc.*	225,400	426,006
GSI Technology, Inc.*	201,417	990,972

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Integrated Silicon Solution, Inc.*	149,741	$1,169,477
Kopin Corp.*	150,143	514,990
Nanometrics, Inc.*	26,200	379,900
PDF Solutions, Inc.*	103,400	421,872
Pericom Semiconductor Corp.*	57,700	427,557
Photronics, Inc.*	81,070	403,729
QuickLogic Corp.*+	95,100	222,534
Rudolph Technologies, Inc.*	52,600	351,894

		8,503,591

Software - 2.71%
Actuate Corp.*	369,030	2,037,046
American Software, Inc., Class A	60,700	440,075
Callidus Software, Inc.*+	109,200	503,412
DemandTec, Inc.*	51,600	337,464
Digimarc Corp.*	23,100	586,278
ePlus, Inc.*	19,559	482,520
Glu Mobile, Inc.*#	140,500	296,455
Guidance Software, Inc.*	63,000	408,870
Magma Design Automation, Inc.*	208,365	948,061
PROS Holdings, Inc.*	46,900	604,541
QAD, Inc., Class A*	30,800	329,252
QAD, Inc., Class B*	7,700	78,155
SRS Labs, Inc.*	54,400	389,504
TeleCommunication Systems, Inc., Class A*	106,600	367,770

		7,809,403

Specialty Retail - 3.05%
A.C. Moore Arts & Crafts, Inc.*	80,100	84,906
America’s Car-Mart, Inc.*	30,000	870,600
Casual Male Retail Group, Inc.*	163,100	613,256
Christopher & Banks Corp.	100,200	353,706
Cost Plus, Inc.*	79,800	502,740
Destination Maternity Corp.	45,400	584,298
Haverty Furniture Cos., Inc.	53,219	531,658
Hot Topic, Inc.	184,558	1,408,177
Lithia Motors, Inc., Class A	55,500	798,090
MarineMax, Inc.*	68,200	441,254
New York & Co., Inc.*	156,100	497,959
Shoe Carnival, Inc.*	22,400	528,640
TravelCenters of America LLC*	76,200	268,986
West Marine, Inc.*	37,200	286,440
Winmark Corp.	10,200	471,444

Industry Company	Shares	Value

Specialty Retail (continued)
Zale Corp.*	190,200	$542,070

		8,784,224

Textiles, Apparel & Luxury Goods - 0.96%
Charles & Colvard, Ltd.*+	60,900	137,025
Cherokee, Inc.	20,100	258,285
Culp, Inc.*	51,016	431,085
Kenneth Cole Productions, Inc., Class A*	33,600	360,528
LaCrosse Footwear, Inc.	13,729	178,065
Lakeland Industries, Inc.*	10,000	78,000
Perry Ellis International, Inc.*	28,396	533,845
Rocky Brands, Inc.*	52,200	518,346
Unifi, Inc.*	32,000	261,440

		2,756,619

Thrifts & Mortgage Finance - 6.27%
Bank Mutual Corp.	132,500	345,825
BankFinancial Corp.	79,700	529,208
Beacon Federal Bancorp, Inc.	35,800	477,572
Bofl Holding, Inc.*	56,200	756,452
Chicopee Bancorp, Inc.*	26,500	353,775
Clifton Savings Bancorp, Inc.	64,300	588,988
ESB Financial Corp.	69,000	756,240
ESSA Bancorp, Inc.	99,884	1,049,781
Federal Agricultural Mortgage Corp., Class C	134,300	2,555,729
First Defiance Financial Corp.*	58,400	782,560
First Financial Holdings, Inc.	53,800	215,738
First Financial Northwest, Inc.*+	52,468	294,870
First Pactrust Bancorp, Inc.+	49,100	556,303
Fox Chase Bancorp, Inc.	57,932	734,578
Guaranty Federal Bancshares, Inc.*	20,856	87,595
Heritage Financial Group, Inc.	17,100	177,840
Home Federal Bancorp, Inc.	32,200	251,804
Kaiser Federal Financial Group, Inc.	55,114	650,345
Louisiana Bancorp, Inc.*	18,000	284,940
Meridian Interstate Bancorp, Inc.*	52,100	568,411
Meta Financial Group, Inc.	12,100	226,149
New Hampshire Thrift Bancshares, Inc.	18,100	219,191
Ocean Shore Holding Co.	32,100	343,791

20	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
OceanFirst Financial Corp.	58,183	$678,996
Provident Financial Holdings, Inc.	101,300	885,362
Pulaski Financial Corp.+	43,500	286,665
Rockville Financial, Inc.	53,557	507,720
Territorial Bancorp, Inc.	42,300	810,045
Tree.com, Inc.*	20,100	100,500
United Community Financial Corp.*	130,000	178,100
United Financial Bancorp, Inc.	86,641	1,186,115
Westfield Financial, Inc.	95,200	627,368

		18,068,556

Trading Companies & Distributors - 0.78%
Aceto Corp.	58,500	309,465
CAI International, Inc.*	13,238	155,149
China Armco Metals, Inc.*	45,918	18,827
DXP Enterprises, Inc.*	27,800	523,474
Houston Wire & Cable Co.+	29,400	337,806
Lawson Products, Inc.	28,300	382,616
Titan Machinery, Inc.*	29,100	520,890

		2,248,227

Water Utilities - 0.54%
Artesian Resources Corp., Class A+	10,500	183,855
Cadiz, Inc.*+	32,700	258,657
York Water Co.	68,550	1,109,139

		1,551,651

TOTAL COMMON STOCKS - 98.55%		284,038,717

(Cost $256,383,714)

EXCHANGE TRADED FUND - 1.18%
iShares Russell Microcap Index Fund+	86,325	3,396,889

TOTAL EXCHANGE TRADED FUND - 1.18%		3,396,889

(Cost $2,452,011)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.49%
BlackRock FedFund	0.01%	1,409,377	$1,409,377

TOTAL MONEY MARKET FUND - 0.49% (Cost $1,409,377)			1,409,377

TOTAL INVESTMENTS - 100.22% (Cost $260,245,102)			$288,844,983
Liabilities in Excess of Other Assets - (0.22%)			(623,625)

NET ASSETS - 100.00%			$288,221,358

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $296,455.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $29,988,965 at September 30, 2011.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobserv- able Inputs	Total
Common Stocks	$284,038,717	$—	$—	$284,038,717
Exchange-Traded Fund	3,396,889	—	—	3,396,889
Money Market Fund	—	1,409,377	—	1,409,377

TOTAL	$287,435,606	$1,409,377	$—	$288,844,983

Other Financial
Instruments**
Swaps	$—	$10,045	$—	$10,045

TOTAL	$—	$10,045	$—	$10,045

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

www.bridgeway.com	21

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2011	$234,354	$234,354
Purchases	—	—
Sales	(21,122)	(21,122)
Realized gain/(loss)	(385,489)	(385,489)
Change in unrealized appreciation/ (depreciation)	172,257	172,257
Transfers in1	—	—
Transfers out	—	—

Balance as of 09/30/2011	$—	$—

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/11	$—	$—

1Transfers in represent the value as of the beginning of the year ended June 30, 2012, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

The security in the table above was considered Level 3 security because it was fair valued under procedures adopted by the Board of Directors at June 30, 2011. There were no Level 3 securities that were fair valued under these procedures at September 30, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

22	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.71%
Air Freight & Logistics - 0.83%
Air Transport Services Group, Inc.*	32,800	$142,024

Auto Components - 2.91%
American Axle & Manufacturing Holdings, Inc.*	21,300	162,519
Modine Manufacturing Co.*	8,000	72,480
Standard Motor Products, Inc.	20,500	265,885

		500,884

Capital Markets - 0.55%
Calamos Asset Management, Inc., Class A	9,500	95,095

Chemicals - 4.93%
American Vanguard Corp.	20,800	232,128
Innospec, Inc.*	9,400	227,574
LSB Industries, Inc.*	3,600	103,212
Quaker Chemical Corp.	3,100	80,352
TPC Group, Inc.*	2,700	54,216
Zagg, Inc.*+	15,200	150,784

		848,266

Commercial Banks - 3.62%
BancFirst Corp.	4,900	162,484
Bancorp, Inc. (The)*	13,300	95,228
City Holding Co.	4,400	118,756
Republic Bancorp, Inc., Class A	13,900	246,169

		622,637

Commercial Services & Supplies - 2.33%
Cenveo, Inc.*+	17,500	52,675
Consolidated Graphics, Inc.*	4,700	171,691
EnergySolutions, Inc.*	24,200	85,426
Team, Inc.*	4,300	90,214

		400,006

Communications Equipment - 2.55%
Globecomm Systems, Inc.*	20,000	270,200
Ituran Location & Control, Ltd.	14,500	168,925

		439,125

Construction & Engineering - 2.96%
Dycom Industries, Inc.*	10,800	165,240

Industry Company	Shares	Value

Construction & Engineering (continued)
Layne Christensen Co.*	9,200	$212,520
Pike Electric Corp.*	19,300	130,661

		508,421

Consumer Finance - 0.49%
World Acceptance Corp.*	1,500	83,925

Diversified Consumer Services - 0.48%
Lincoln Educational Services Corp.	10,100	81,709

Diversified Financial Services - 0.88%
Interactive Brokers Group, Inc., Class A	10,900	151,837

Diversified Telecommunication Services - 1.76%
Alaska Communications Systems Group, Inc.+	22,400	146,944
Vonage Holdings Corp.*	59,600	154,960

		301,904

Electrical Equipment - 0.77%
Preformed Line Products Co.	2,900	132,820

Electronic Equipment, Instruments & Components - 6.62%
Brightpoint, Inc.*	29,500	271,695
GSI Group, Inc.*	12,700	97,536
Insight Enterprises, Inc.*	19,900	301,286
Kemet Corp.*	17,400	124,410
NAM TAI Electronics, Inc.	17,600	86,416
OSI Systems, Inc.*	3,300	110,616
Sanmina-SCI Corp.*	22,000	146,960

		1,138,919

Energy Equipment & Services - 2.88%
Dawson Geophysical Co.*	3,000	70,740
Hercules Offshore, Inc.*	43,800	127,896
Newpark Resources, Inc.*	27,300	166,257
Pioneer Drilling Co.*	18,100	129,958

		494,851

Food & Staples Retailing - 3.03%
Pantry, Inc. (The)*	7,000	84,910
Spartan Stores, Inc.	6,000	92,880
Susser Holdings Corp.*	11,800	235,174
Winn-Dixie Stores, Inc.*	18,200	107,744

		520,708

www.bridgeway.com	23

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products - 0.44%
Chiquita Brands International, Inc.*	9,000	$75,060

Health Care Equipment & Supplies - 1.11%
Greatbatch, Inc.*	4,900	98,049
Orthofix International N.V.*	2,700	93,177

		191,226

Health Care Providers & Services - 5.51%
Ensign Group, Inc. (The)	13,400	309,674
Five Star Quality Care, Inc.*	16,500	41,250
Healthways, Inc.*	13,000	127,790
Kindred Healthcare, Inc.*	10,900	93,958
National Healthcare Corp.	5,800	187,340
PharMerica Corp.*	5,100	72,777
Triple-S Management Corp., Class B*	6,800	113,900

		946,689

Health Care Technology - 1.31%
HealthStream, Inc.*	17,500	224,525

Hotels, Restaurants & Leisure - 4.50%
Ameristar Casinos, Inc.	5,200	83,460
Caribou Coffee Co., Inc.*	7,400	87,468
CEC Entertainment, Inc.	3,300	93,951
Isle of Capri Casinos, Inc.*	12,900	62,436
Papa John’s International, Inc.*	3,300	100,320
Red Robin Gourmet Burgers, Inc.*	14,400	346,896

		774,531

Household Durables - 0.47%
Libbey, Inc.*	7,700	81,158

Insurance - 7.60%
American Equity Investment Life Holding Co.	22,700	198,625
Crawford & Co., Class B	33,200	177,952
Employers Holdings, Inc.	10,100	128,876
Flagstone Reinsurance Holdings SA	15,000	116,250
Infinity Property & Casualty Corp.	4,700	246,656
Maiden Holdings, Ltd.	16,400	121,196
Meadowbrook Insurance Group, Inc.	14,300	127,413
Safety Insurance Group, Inc.	5,000	189,150

		1,306,118

Internet & Catalog Retail - 0.68%
Nutrisystem, Inc.#	9,600	116,256

Industry Company	Shares	Value

Internet Software & Services - 1.70%
Internet Initiative Japan, Inc. - Sponsored ADR+	9,100	$103,831
United Online, Inc.	36,100	188,803

		292,634

IT Services - 0.86%
Heartland Payment Systems, Inc.	7,500	147,900

Leisure Equipment & Products - 1.09%
Sturm Ruger & Co., Inc.	7,200	187,056

Machinery - 5.21%
Alamo Group, Inc.	10,400	216,216
Kadant, Inc.*	5,000	88,800
NN, Inc.*	15,300	77,265
TriMas Corp.*	19,900	295,515
Twin Disc, Inc.	8,200	218,694

		896,490

Marine - 0.55%
Navios Maritime Holdings, Inc.+	30,100	95,417

Media - 2.37%
Knology, Inc.*	15,800	205,084
Sinclair Broadcast Group, Inc., Class A	28,200	202,194

		407,278

Metals & Mining - 1.25%
Materion Corp.*	6,700	151,956
Universal Stainless & Alloy*	2,500	63,550

		215,506

Oil, Gas & Consumable Fuels - 4.46%
Alon USA Energy, Inc.	20,000	122,600
Crosstex Energy, Inc.	14,200	191,416
Delek US Holdings, Inc.	23,500	264,845
Knightsbridge Tankers, Ltd.+	11,400	188,670

		767,531

Paper & Forest Products - 2.57%
Mercer International, Inc.*	18,000	122,400
Neenah Paper, Inc.	6,500	92,170
PH Glatfelter Co.	17,200	227,212

		441,782

Personal Products - 1.54%
Elizabeth Arden, Inc.*	9,300	264,492

Pharmaceuticals - 0.88%
Columbia Laboratories, Inc.*	77,300	150,735

24	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Micro-Cap Limited Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services - 2.00%
Insperity, Inc.	6,700	$149,075
On Assignment, Inc.*	18,600	131,502
School Specialty, Inc.*	8,800	62,744

		343,321

Real Estate Investment Trusts (REITs) - 5.02%
ARMOUR Residential REIT, Inc.+	31,300	212,840
iStar Financial, Inc.*+	21,900	127,458
Newcastle Investment Corp.	31,600	128,612
RAIT Financial Trust+	26,633	90,286
Retail Opportunity Investments Corp.	21,700	240,436
Sabra Health Care REIT, Inc.	6,700	63,918

		863,550

Real Estate Management & Development - 0.65%
IRSA Inversiones y Representaciones SA - Sponsored ADR	12,800	111,360

Semiconductors & Semiconductor Equipment - 2.88%
IXYS Corp.*	8,200	89,216
Kulicke & Soffa Industries, Inc.*	12,000	89,520
Photronics, Inc.*	63,700	317,226

		495,962

Specialty Retail - 2.70%
Charming Shoppes, Inc.*	41,400	107,640
Pep Boys-Manny, Moe & Jack (The)	19,400	191,478
Select Comfort Corp.*	11,800	164,846

		463,964

Textiles, Apparel & Luxury Goods - 1.70%
Movado Group, Inc.	8,300	101,094
Oxford Industries, Inc.	5,600	192,080

		293,174

Thrifts & Mortgage Finance - 1.21%
ViewPoint Financial Group	18,100	207,245

Trading Companies & Distributors - 1.86%
DXP Enterprises, Inc.*	11,400	214,662
Kaman Corp.	3,800	105,830

		320,492

TOTAL COMMON STOCKS - 99.71%		17,144,583

(Cost $20,693,538)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.17%
BlackRock FedFund	0.01%	28,945	$28,945

TOTAL MONEY MARKET FUND – 0.17%			28,945

(Cost $28,945)
TOTAL INVESTMENTS - 99.88%			$17,173,528
(Cost $20,722,483)
Other Assets in Excess of Liabilities - 0.12%			20,479

NET ASSETS - 100.00%			$17,194,007

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $116,256.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $1,073,710 at September 30, 2011.

ADR - American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,144,583	$—	$ —	$17,144,583
Money Market Fund	—	28,945	—	28,945

TOTAL	$17,144,583	$28,945	$ —	$17,173,528

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	25

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.73%
Aerospace & Defense - 0.57%
AAR Corp.	450	$7,502
Astronics Corp.*	100	2,825
LMI Aerospace, Inc.*	150	2,559
SIFCO Industries, Inc.	50	917

		13,803

Auto Components - 0.30%
Shiloh Industries, Inc.	200	1,794
Standard Motor Products, Inc.	250	3,242
Tower International, Inc.*	200	2,062

		7,098

Beverages - 1.06%
Boston Beer Co., Inc., Class A*+	150	10,905
Heckmann Corp.*	1,250	6,612
National Beverage Corp.	525	7,959

		25,476

Biotechnology - 2.20%
Achillion Pharmaceuticals, Inc.*	800	3,776
ARIAD Pharmaceuticals, Inc.*+	1,475	12,965
BioSante Pharmaceuticals, Inc.*+	1,200	2,736
Curis, Inc.*	900	2,844
Dynavax Technologies Corp.*+	1,350	2,511
Genomic Health, Inc.*	350	7,693
Infinity Pharmaceuticals, Inc.*	300	2,115
Inhibitex, Inc.*	900	2,214
Maxygen, Inc.	350	1,915
PROLOR Biotech, Inc.*	600	2,442
Sangamo Biosciences, Inc.*	575	2,501
Sciclone Pharmaceuticals, Inc.*	650	2,477
Spectrum Pharmaceuticals, Inc.*	600	4,578
Vical, Inc.*	800	1,984

		52,751

Building Products - 0.74%
AAON, Inc.	262	4,126
Simpson Manufacturing Co. Inc	550	13,712

		17,838

Capital Markets - 2.10%
Cohen & Steers, Inc.	500	14,375

Industry Company	Shares	Value

Capital Markets (continued)
Epoch Holding Corp.	250	$3,392
Financial Engines, Inc.*	475	8,602
Ladenburg Thalmann Financial Services, Inc.*	2,050	3,178
Tortoise Capital Resources Corp.	100	750
Triangle Capital Corp.	250	3,805
Virtus Investment Partners, Inc.*	75	4,022
Westwood Holdings Group, Inc.	100	3,455
WisdomTree Investments, Inc.*	1,250	8,775

		50,354

Chemicals - 2.25%
American Vanguard Corp.	300	3,348
Balchem Corp.	300	11,193
Flotek Industries, Inc.*	550	2,568
FutureFuel Corp.+	450	4,680
H.B. Fuller Co.	550	10,021
Material Sciences Corp.*	150	970
PolyOne Corp.	1,050	11,246
Stepan Co.	100	6,718
Zagg, Inc.*+	325	3,224

		53,968

Commercial Banks - 7.45%
1st Source Corp.	250	5,208
Banco Latinoamericano de Comercio Exterior SA	450	6,854
BancorpSouth, Inc.+	950	8,341
Bank of Kentucky Financial Corp.	100	2,026
Bank of Marin Bancorp	50	1,652
Bank of the Ozarks, Inc.	400	8,372
Banner Corp.	200	2,558
Boston Private Financial Holdings, Inc.	900	5,292
Center Bancorp, Inc.	200	1,930
Centerstate Banks, Inc.	350	1,830
CoBiz Financial, Inc.	450	2,012
CVB Financial Corp.	1,200	9,228
Encore Bancshares, Inc.*	150	1,599
Enterprise Financial Services Corp.	200	2,718
First Bancorp, Inc.	100	1,259
First California Financial Group, Inc.*	300	903
First Financial Corp.	150	4,126
First of Long Island Corp. (The)	100	2,266

26	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Heartland Financial USA, Inc.	200	$2,836
Heritage Commerce Corp.*	300	1,155
Lakeland Financial Corp.	200	4,132
MB Financial, Inc.	600	8,832
National Penn Bancshares, Inc.	1,700	11,917
Old National Bancorp	1,050	9,786
OmniAmerican Bancorp, Inc.*	125	1,706
Pacific Continental Corp.	200	1,418
Penns Woods Bancorp, Inc.	50	1,638
Pinnacle Financial Partners, Inc.*	400	4,376
Prosperity Bancshares, Inc.	550	17,974
Sierra Bancorp	150	1,372
Texas Capital Bancshares, Inc.*	400	9,140
Virginia Commerce Bancorp, Inc.*	350	2,054
Webster Financial Corp.	1,000	15,300
WesBanco, Inc.	300	5,193
West Bancorporation, Inc.	200	1,696
Wintrust Financial Corp.	400	10,324

		179,023

Commercial Services & Supplies - 1.80%
A.T. Cross Co., Class A*	150	1,692
ACCO Brands Corp.*	600	2,862
Casella Waste Systems, Inc., Class A*	300	1,578
CECO Environmental Corp.	150	860
G&K Services, Inc., Class A	200	5,108
Heritage-Crystal Clean, Inc.*	150	2,724
Intersections, Inc.	200	2,570
Multi-Color Corp.	150	3,388
Perma-Fix Environmental Services, Inc.*	600	720
SYKES Enterprises, Inc.*	500	7,475
Team, Inc.*	200	4,196
TRC Cos., Inc.*	300	903
UniFirst Corp.	200	9,058

		43,134

Communications Equipment - 2.07%
Arris Group, Inc.*	1,350	13,905
Communications Systems, Inc.	100	1,300
Digi International, Inc.*	300	3,300
Loral Space & Communications, Inc.*	325	16,282

Industry Company	Shares	Value

Communications Equipment (continued)
Viasat, Inc.*	450	$14,990

		49,777

Computers & Peripherals - 0.09%
Datalink Corp.*	200	1,360
TransAct Technologies, Inc.*	100	820

		2,180

Construction & Engineering - 1.11%
Argan, Inc.*	150	1,527
Dycom Industries, Inc.*	400	6,120
Furmanite Corp.*	425	2,299
Layne Christensen Co.*	200	4,620
MYR Group, Inc.*	250	4,410
Northwest Pipe Co.*	100	2,029
Primoris Services Corp.	550	5,753

		26,758

Construction Materials - 0.40%
Texas Industries, Inc.+	300	9,522

Consumer Finance - 2.42%
Advance America, Cash
Advance Centers, Inc.	700	5,152
Cash America International, Inc.	300	15,348
Ezcorp, Inc., Class A*	550	15,697
First Cash Financial Services, Inc.*	325	13,634
World Acceptance Corp.*	150	8,392

		58,223

Containers & Packaging - 0.82%
Graphic Packaging Holding Co.*	4,500	15,525
Myers Industries, Inc.	400	4,060

		19,585

Distributors - 0.19%
Core-Mark Holding Co., Inc*	150	4,595

Diversified Consumer Services - 1.33%
American Public Education, Inc.*	200	6,800
Ascent Media Corp., Class A*	150	5,898
Career Education Corp.*	850	11,092
Lincoln Educational Services Corp.	250	2,023
Steiner Leisure, Ltd.*	150	6,116

		31,929

www.bridgeway.com	27

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services - 0.55%
MarketAxess Holdings, Inc.	425	$11,058
Primus Guaranty, Ltd.*	400	2,108

		13,166

Diversified Telecommunication Services - 0.99%
Cincinnati Bell, Inc.*	2,200	6,798
Cogent Communications Group, Inc.*	525	7,061
IDT Corp., Class B	250	5,100
inContact, Inc.*	500	1,725
Primus Telecommunications Group, Inc.*	150	1,595
SureWest Communications	150	1,570

		23,849

Electric Utilities - 1.29%
El Paso Electric Co.	450	14,441
PNM Resources, Inc.	1,000	16,430

		30,871

Electrical Equipment - 1.51%
AZZ, Inc.	150	5,816
Belden, Inc.	525	13,540
Franklin Electric Co., Inc.	250	9,070
Global Power Equipment Group, Inc.*	200	4,654
Preformed Line Products, Co.	50	2,290
SL Industries, Inc.*	50	842

		36,212

Electronic Equipment, Instruments & Components - 2.68%
CalAmp Corp.*	300	963
Clearfield, Inc.*	150	885
Cognex Corp.	450	12,199
Electro Scientific Industries, Inc.*	350	4,162
FARO Technologies, Inc.*	200	6,310
Frequency Electronics, Inc.*	100	853
GSI Group, Inc.*	400	3,072
LRAD Corp.*	400	736
Measurement Specialties, Inc.*	150	3,894
Mocon, Inc.	50	790
OSI Systems, Inc.*	200	6,704
Richardson Electronics, Ltd.	200	2,722
Rogers Corp.*	200	7,826
Scansource, Inc.*	300	8,868
Viasystems Group, Inc.*	250	4,398

		64,382

Industry Company	Shares	Value

Energy Equipment & Services - 3.55%
Basic Energy Services, Inc.*	475	$6,726
Bristow Group, Inc.	425	18,033
Global Geophysical Services, Inc.*	400	3,188
Gulf Island Fabrication, Inc.	150	3,102
Gulfmark Offshore, Inc., Class A*	300	10,902
Helix Energy Solutions Group, Inc.*	1,200	15,720
Hercules Offshore, Inc.*	1,550	4,526
Matrix Service Co.*	300	2,553
Mitcham Industries, Inc.*	150	1,680
OYO Geospace Corp.*	75	4,221
PHI, Inc., Non Voting*	150	2,871
Pioneer Drilling Co.*	700	5,026
Tesco Corp.*	450	5,220
Union Drilling, Inc.*	300	1,410

		85,178

Food & Staples Retailing - 1.13%
Casey’s General Stores, Inc.	450	19,643
Susser Holdings Corp.*	200	3,986
Village Super Market, Inc., Class A	150	3,591

		27,220

Food Products - 3.22%
B&G Foods, Inc.	550	9,174
Cal-Maine Foods, Inc.	250	7,858
Coffee Holding Co., Inc.+	50	375
Diamond Foods, Inc.+	250	19,947
Dole Food Co., Inc.*	1,000	10,000
Imperial Sugar Co.+	150	966
Lancaster Colony Corp.	300	18,303
Lifeway Foods, Inc.*	200	2,134
Omega Protein Corp.*	200	1,816
Seneca Foods Corp., Class A*	150	2,970
Smart Balance, Inc.*	650	3,835

		77,378

Gas Utilities - 0.06%
Delta Natural Gas Co., Inc.	50	1,530

Health Care Equipment & Supplies - 3.56%
Antares Pharma, Inc.*	1,150	2,668
AtriCure, Inc.*	200	1,948
Atrion Corp.	25	5,185
Cantel Medical Corp.	200	4,224

28	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Hansen Medical, Inc.*+	550	$1,826
IRIS International, Inc.*	200	1,794
MAKO Surgical Corp.*+	475	16,254
Neogen Corp.*	250	8,680
OraSure Technologies, Inc.*	550	4,378
Orthofix International N.V.*	200	6,902
Spectranetics Corp.*	400	2,856
Synergetics USA, Inc.*	300	1,617
Volcano Corp.*	600	17,778
Zoll Medical Corp.*	250	9,435

		85,545

Health Care Providers & Services - 2.45%
Air Methods Corp.*	150	9,550
Ensign Group, Inc. (The)	225	5,200
Medcath Corp.*	250	3,470
Metropolitan Health
Networks, Inc.*	450	2,043
MWI Veterinary Supply, Inc.*	150	10,323
National Healthcare Corp.	150	4,845
National Research Corp.	50	1,657
Skilled Healthcare Group, Inc., Class A*	400	1,444
Sunrise Senior Living, Inc.*+	650	3,010
Team Health Holdings, Inc.*	700	11,494
Triple-S Management Corp., Class B*	350	5,862

		58,898

Health Care Technology - 0.57%
Computer Programs & Systems, Inc.	100	6,615
Omnicell, Inc.*	350	4,823
Transcend Services, Inc.*	100	2,254

		13,692

Hotels, Restaurants & Leisure - 5.14%
AFC Enterprises, Inc.*	300	3,549
Bob Evans Farms, Inc.	350	9,982
Boyd Gaming Corp.*+	900	4,410
Carrols Restaurant Group, Inc.*	250	2,225
CEC Entertainment, Inc.	200	5,694
Churchill Downs, Inc.	200	7,806
Domino’s Pizza, Inc.*	650	17,713
Einstein Noah Restaurant Group, Inc.	175	2,245
Famous Dave’s of America, Inc.*	100	861
International Speedway
Corp., Class A	550	12,562

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc.*	450	$16,582
Luby’s, Inc.*	300	1,230
Papa John’s International, Inc.*	300	9,120
Peet’s Coffee & Tea, Inc.*	150	8,346
Pinnacle Entertainment, Inc.*	700	6,356
Ruth’s Hospitality Group, Inc.*	400	1,716
Texas Roadhouse, Inc.	850	11,237
Town Sports International Holdings, Inc.*	250	1,815

		123,449

Household Durables - 0.46%
Cavco Industries, Inc.*	100	3,444
iRobot Corp.*+	300	7,548

		10,992

Household Products - 0.33%
WD-40 Co.	200	7,968

Independent Power Producers & Energy Traders - 0.47%
Atlantic Power Corp.*	800	11,352

Industrial Conglomerates - 0.40%
Raven Industries, Inc.	200	9,640

Insurance - 3.07%
AmTrust Financial Services, Inc.	675	15,026
Crawford & Co., Class B	500	2,680
Eastern Insurance Holdings, Inc.	100	1,315
FBL Financial Group, Inc., Class A	350	9,317
First American Financial Corp.	1,150	14,720
Flagstone Reinsurance Holdings SA	800	6,200
National Western Life Insurance Co., Class A	50	6,775
RLI Corp.	250	15,895
Stewart Information Services Corp.	200	1,768

		73,696

Internet & Catalog Retail - 0.12%
1-800-Flowers.com, Inc., Class A*	700	1,624
ValueVision Media, Inc., Class A*	500	1,180

		2,804

www.bridgeway.com	29

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services - 1.77%
DealerTrack Holdings, Inc.*	450	$7,052
Ipass, Inc.*	650	812
Keynote Systems, Inc.	200	4,226
Liquidity Services, Inc.*	300	9,621
Marchex, Inc., Class B	400	3,400
NIC, Inc.	700	8,015
RealNetworks, Inc.	388	3,267
SciQuest, Inc.*	250	3,735
SPS Commerce, Inc.*	150	2,443

		42,571

IT Services - 1.32%
Cardtronics, Inc.*	500	11,460
Computer Task Group, Inc.*	200	2,234
MAXIMUS, Inc.	400	13,960
Virtusa Corp.*	300	3,960

		31,614

Leisure Equipment & Products - 1.00%
Brunswick Corp.	1,000	14,040
Johnson Outdoors, Inc., Class A*	100	1,538
Steinway Musical Instruments, Inc.*	150	3,234
Sturm Ruger & Co., Inc.	200	5,196

		24,008

Life Sciences Tools & Services - 0.11%
Furiex Pharmaceuticals, Inc.*	100	1,423
Medtox Scientific, Inc.	100	1,309

		2,732

Machinery - 2.98%
Albany International Corp., Class A	350	6,388
Altra Holdings, Inc.*	275	3,182
Chart Industries, Inc.*	300	12,651
CIRCOR International, Inc.	200	5,874
Colfax Corp.*+	500	10,130
EnPro Industries, Inc.*	250	7,420
Gorman-Rupp Co. (The)	250	6,172
Hurco Cos., Inc.*	75	1,522
Lydall, Inc.*	200	1,780
Sun Hydraulics Corp.	300	6,114
Tennant Co.	200	7,074
Twin Disc, Inc.	125	3,334

		71,641

Media - 1.65%
Arbitron, Inc.	300	9,924

Industry Company	Shares	Value

Media (continued)
Fisher Communications, Inc.*	100	$2,234
interCLICK, Inc.*	300	1,665
MDC Partners, Inc., Class A	350	5,047
New York Times Co., Class A (The)*	1,650	9,587
Saga Communications, Inc., Class A*	50	1,476
Scholastic Corp.	350	9,810

		39,743

Metals & Mining - 1.83%
Globe Specialty Metals, Inc.	825	11,979
Haynes International, Inc.	125	5,431
Kaiser Aluminum Corp.	200	8,856
Metals USA Holdings Corp.*	400	3,580
Midway Gold Corp.*+	1,250	2,513
Worthington Industries, Inc.	825	11,525

		43,884

Multiline Retail - 0.10%
Gordmans Stores, Inc.*	200	2,394

Oil, Gas & Consumable Fuels - 5.43%
Carrizo Oil & Gas, Inc.*	450	9,698
Cloud Peak Energy, Inc.*	700	11,865
Comstock Resources, Inc.*+	550	8,503
Contango Oil & Gas Co.*	150	8,206
Crosstex Energy, Inc.	500	6,740
Delek US Holdings, Inc.	650	7,325
Energy Partners, Ltd.*	475	5,258
Gulfport Energy Corp.*	550	13,299
Magnum Hunter Resources Corp.*+	1,550	5,130
Panhandle Oil & Gas, Inc., Class A	100	2,837
Resolute Energy Corp.*+	675	7,668
Stone Energy Corp.*	550	8,916
Swift Energy Co.*	450	10,953
W&T Offshore, Inc.	825	11,352
Western Refining, Inc.*	1,025	12,772

		130,522

Paper & Forest Products - 0.87%
Buckeye Technologies, Inc.	450	10,850
PH Glatfelter Co.	500	6,605
Wausau Paper Corp.	550	3,514

		20,969

30	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Personal Products - 0.56%
Elizabeth Arden, Inc.*	300	$8,532
Prestige Brands Holdings, Inc.*	550	4,978

		13,510

Pharmaceuticals - 2.08%
Adolor Corp.*	550	946
Akorn, Inc.*	1,075	8,396
Columbia Laboratories, Inc.*	1,000	1,950
Echo Therapeutics, Inc.*	350	1,018
Jazz Pharmaceuticals, Inc.*	450	18,684
Questcor Pharmaceuticals, Inc.*	700	19,082

		50,076

Professional Services - 2.92%
Advisory Board Co. (The)*	200	12,906
CBIZ, Inc.*	550	3,624
Corporate Executive Board Co. (The)	400	11,920
CRA International, Inc.*	100	2,001
Exponent, Inc.*	150	6,200
Franklin Covey Co.*	200	1,520
GP Strategies Corp.*	200	1,998
Hudson Highland Group, Inc.*	400	1,368
Huron Consulting Group, Inc.*	250	7,783
Korn/Ferry International*	550	6,704
Mistras Group, Inc.*	325	5,707
On Assignment, Inc.*	400	2,828
TrueBlue, Inc.*	500	5,665

		70,224

Real Estate Investment Trusts (REITs) - 1.35%
Associated Estates Realty Corp.	450	6,957
First Industrial Realty Trust, Inc.*	1,000	8,000
Glimcher Realty Trust	1,200	8,496
Strategic Hotels & Resorts, Inc.*	2,100	9,051

		32,504

Road & Rail - 0.40%
Quality Distribution, Inc.*	250	2,242
Roadrunner Transportation Systems, Inc.*	350	4,802
Universal Truckload Services, Inc.	200	2,600

		9,644

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment - 0.69%
Entegris, Inc.*	1,500	$9,570
PDF Solutions, Inc.*	300	1,224
Volterra Semiconductor Corp.*	300	5,769

		16,563

Software - 4.14%
ACI Worldwide, Inc.*	400	11,016
American Software, Inc., Class A	300	2,175
Aspen Technology, Inc.*	1,100	16,797
Digimarc Corp.*	100	2,538
Fair Isaac Corp.	450	9,824
Magma Design Automation, Inc.*	775	3,526
MicroStrategy, Inc. Class A*	100	11,407
Mitek Systems, Inc.*	250	2,313
Monotype Imaging Holdings, Inc.*	425	5,155
Opnet Technologies, Inc.	275	9,600
Pervasive Software, Inc.*	200	1,200
Synchronoss Technologies, Inc.*	400	9,964
Ultimate Software Group, Inc.*	300	14,016

		99,531

Specialty Retail - 5.78%
America’s Car-Mart, Inc.*	100	2,902
Asbury Automotive Group, Inc.*	350	5,772
Express, Inc.	950	19,275
Genesco, Inc.*	250	12,882
Group 1 Automotive, Inc.	250	8,888
Hibbett Sports, Inc.*	300	10,167
Lithia Motors, Inc., Class A	275	3,954
Monro Muffler Brake, Inc.	350	11,540
Penske Automotive Group, Inc.	1,050	16,800
Select Comfort Corp.*	600	8,382
Shoe Carnival, Inc.*	150	3,540
Sonic Automotive, Inc., Class A	600	6,474
Stage Stores, Inc.	400	5,548
Systemax, Inc.*	400	5,088
Vitamin Shoppe, Inc.*	350	13,104
Wet Seal, Inc., Class A (The)*	1,000	4,480

		138,796

www.bridgeway.com	31

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods - 1.50%
Carter’s, Inc.*	650	$19,851
Delta Apparel, Inc.*	100	1,575
DGSE Cos., Inc.*	100	810
Quiksilver, Inc.*	1,850	5,643
True Religion Apparel, Inc.*	300	8,088

		35,967

Thrifts & Mortgage Finance - 3.63%
Capitol Federal Financial, Inc.	1,900	20,064
Chicopee Bancorp, Inc.*	50	668
Clifton Savings Bancorp, Inc.	300	2,748
Federal Agricultural
Mortgage Corp., Class C	100	1,903
First Defiance Financial Corp.*	100	1,340
First Pactrust Bancorp, Inc.	150	1,699
Fox Chase Bancorp, Inc.	150	1,902
Kaiser Federal Financial Group, Inc.	100	1,180
Meridian Interstate Bancorp, Inc.*	225	2,455
Ocwen Financial Corp.*	1,150	15,191
Oritani Financial Corp.	650	8,359
Peoples Federal Bancshares, Inc.*	100	1,290
Provident Financial Holdings, Inc.	150	1,311
Rockville Financial, Inc.	350	3,318
SI Financial Group, Inc.	100	942
Territorial Bancorp, Inc.	125	2,394
ViewPoint Financial Group	400	4,580
Washington Federal, Inc.	1,250	15,925

		87,269

Trading Companies & Distributors - 0.70%
DXP Enterprises, Inc.*	150	2,824
RSC Holdings, Inc.*	1,150	8,200
Rush Enterprises, Inc., Class A*	400	5,664

		16,688

Transportation Infrastructure - 0.47%
Macquarie Infrastructure Co. LLC	500	11,220

TOTAL COMMON STOCKS - 99.73%		2,395,906

(Cost $2,711,497)

Industry Company	Shares	Value

EXCHANGE TRADED FUND - 0.32%
iShares Russell 2000 Index Fund+	122	$7,838

TOTAL EXCHANGE TRADED FUND - 0.32%		7,838

(Cost $8,112)

WARRANTS - 0.00%
Magnum Hunter Resources Corp. Warrants*Δ	115	—

TOTAL WARRANTS - 0.00%		—

(Cost $ – )
TOTAL INVESTMENTS - 100.05%		$2,403,744
(Cost $2,719,609)
Liabilities in Excess of Other Assets - (0.05%)		(1,310)

NET ASSETS - 100.00%		$2,402,434

*	Non-income producing security.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $150,625 at September 30, 2011.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,395,906	$—	$ —	$2,395,906
Exchange Traded Fund	7,838	—	—	7,838
Warrants	—	—	—	—

TOTAL	$2,403,744	$—	$ —	$2,403,744

See Notes to Quarterly Schedule of Investments.

32	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.95%
Aerospace & Defense - 0.87%
Astronics Corp.*	9,800	$276,850

Air Freight & Logistics - 0.93%
Park-Ohio Holdings Corp.*	24,600	295,446

Airlines - 1.42%
Alaska Air Group, Inc.*	8,000	450,320

Auto Components - 2.13%
American Axle & Manufacturing Holdings, Inc.*	47,100	359,373
Tenneco, Inc.*	12,400	317,564

		676,937

Beverages - 0.91%
Coca-Cola Bottling Co., Consolidated	5,200	288,392

Capital Markets - 1.96%
Virtus Investment Partners, Inc.*	11,600	621,992

Chemicals - 1.65%
Innospec, Inc.*	14,100	341,361
TPC Group, Inc.*	9,100	182,728

		524,089

Commercial Services & Supplies - 4.12%
A.T. Cross Co., Class A*	11,200	126,336
Consolidated Graphics, Inc.*	14,500	529,685
Deluxe Corp.	22,900	425,940
Team, Inc.*	10,900	228,682

		1,310,643

Communications Equipment - 1.82%
Digi International, Inc.*	15,400	169,400
Globecomm Systems, Inc.*	30,200	408,002

		577,402

Construction & Engineering - 1.12%
MYR Group, Inc.*	20,200	356,328

Consumer Finance - 4.16%
Cash America International, Inc.	1,800	92,088
Credit Acceptance Corp.*	6,400	411,904
DFC Global Corp.*	10,500	229,425
Ezcorp, Inc., Class A*	20,700	590,778

		1,324,195

Containers & Packaging - 0.51%
Rock-Tenn Co., Class A	3,300	160,644

Industry Company	Shares	Value

Diversified Consumer Services - 1.04%
Bridgepoint Education, Inc.*+	19,000	$331,360

Diversified Telecommunication Services - 2.24%
Alaska Communications Systems Group, Inc.+	51,700	339,152
SureWest Communications	14,400	150,768
Vonage Holdings Corp.*	85,300	221,780

		711,700

Electronic Equipment, Instruments & Components - 8.28%
Brightpoint, Inc.*	31,600	291,036
Insight Enterprises, Inc.*	33,700	510,218
LeCroy Corp.*	57,800	456,620
OSI Systems, Inc.*	16,300	546,376
Richardson Electronics, Ltd.	60,900	828,849

		2,633,099

Energy Equipment & Services - 3.08%
Complete Production Services, Inc.*	11,400	214,890
Pioneer Drilling Co.*	19,800	142,164
RPC, Inc.+	38,050	620,976

		978,030

Food & Staples Retailing - 2.21%
Pricesmart, Inc.	4,400	274,208
Ruddick Corp.	11,000	428,890

		703,098

Health Care Equipment & Supplies - 4.04%
Align Technology, Inc.*	21,900	332,223
Invacare Corp.	5,300	122,112
Orthofix International N.V.*	11,000	379,610
Synergetics USA, Inc.*	83,900	452,221

		1,286,166

Health Care Providers & Services - 12.62%
AMERIGROUP Corp.*	8,000	312,080
Centene Corp.*	12,800	366,976
Corvel Corp.*	9,100	386,750
Ensign Group, Inc. (The)	14,300	330,473
Metropolitan Health Networks, Inc.*	129,900	589,746
MWI Veterinary Supply, Inc.*	9,500	653,790
PharMerica Corp.*	11,200	159,824
Providence Service Corp. (The)*	36,600	389,790
RadNet, Inc.*	100,000	244,000
U.S. Physical Therapy, Inc.	10,200	188,904

www.bridgeway.com	33

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.*	10,300	$391,194

		4,013,527

Health Care Technology - 1.36%
HealthStream, Inc.*	33,600	431,088

Hotels, Restaurants & Leisure - 2.64%
Caribou Coffee Co., Inc.*	13,300	157,206
CEC Entertainment, Inc.	7,800	222,066
Domino’s Pizza, Inc.*	16,900	460,525

		839,797

Insurance - 0.78%
Crawford & Co., Class B	46,000	246,560
Internet Software & Services - 1.47%
j2 Global Communications, Inc.	13,100	352,390
Travelzoo, Inc.*+	5,300	116,547

		468,937

IT Services - 4.82%
CACI International, Inc., Class A*	7,700	384,538
Cardtronics, Inc.*	20,700	474,444
Computer Task Group, Inc.*	34,600	386,482
Heartland Payment Systems, Inc.	14,600	287,912

		1,533,376

Leisure Equipment & Products - 1.07%
Sturm Ruger & Co., Inc.	13,100	340,338

Machinery - 6.83%
Altra Holdings, Inc.*	16,000	185,120
NN, Inc.*	45,900	231,795
Sauer-Danfoss, Inc.*	18,400	531,760
Tennant Co.	6,600	233,442
Titan International, Inc.+	18,600	279,000
TriMas Corp.*	30,800	457,380
Twin Disc, Inc.	9,500	253,365

		2,171,862

Media - 2.49%
Knology, Inc.*	16,700	216,766
Sinclair Broadcast Group, Inc., Class A	80,100	574,317

		791,083

Metals & Mining - 1.38%
Materion Corp.*	19,400	439,992

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 1.60%
Cheniere Energy, Inc.*+	42,900	$220,935
CVR Energy, Inc.*	8,300	175,462
Westmoreland Coal Co.*	14,400	111,744

		508,141

Professional Services - 1.22%
Insperity, Inc.	17,500	389,375

Semiconductors & Semiconductor Equipment - 5.95%
Entegris, Inc.*	37,600	239,888
FEI Co.*	24,200	725,032
GT Advanced Technologies, Inc.*+	71,700	503,334
Kulicke & Soffa Industries, Inc.*	28,200	210,372
Veeco Instruments, Inc.*+	8,700	212,280

		1,890,906

Software - 0.69%
ePlus, Inc.*	8,900	219,563

Specialty Retail - 7.54%
Cost Plus, Inc.*+	44,800	282,240
Destination Maternity Corp.	10,800	138,996
Monro Muffler Brake, Inc.	9,850	324,755
Sally Beauty Holdings, Inc.*	38,400	637,440
Select Comfort Corp.*	29,400	410,718
Ulta Salon Cosmetics & Fragrance, Inc.*	9,700	603,631

		2,397,780

Textiles, Apparel & Luxury Goods - 2.13%
Crocs, Inc.*#	28,600	676,962

Trading Companies & Distributors - 2.87%
DXP Enterprises, Inc.*	27,700	521,591
Kaman Corp.	6,500	181,025
Titan Machinery, Inc.*	11,800	211,220

		913,836

TOTAL COMMON STOCKS - 99.95%		31,779,814

(Cost $35,439,910)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.09%
BlackRock FedFund	0.01%	27,401	27,401

TOTAL MONEY MARKET FUND - 0.09%			27,401

(Cost $27,401)

34	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Value
TOTAL INVESTMENTS - 100.04%	$31,807,215
(Cost $35,467,311)
Liabilities in Excess of Other Assets - (0.04%)	(11,508)

NET ASSETS - 100.00%	$31,795,707

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $473,400.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $2,116,176 at September 30, 2011.

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$31,779,814	$ —	$—	$31,779,814
Money Market Fund	—	27,401	—	27,401

TOTAL	$31,779,814	$27,401	$—	$31,807,215

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	35

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.85%
Aerospace & Defense - 2.27%
Ceradyne, Inc.*	20,300	$545,867
Curtiss-Wright Corp.	15,300	441,099
Esterline Technologies Corp.*	10,500	544,320

		1,531,286

Airlines - 2.48%
Alaska Air Group, Inc.*	22,200	1,249,638
SkyWest, Inc.	37,200	428,172

		1,677,810

Auto Components - 0.38%
Modine Manufacturing Co.*	28,000	253,680

Capital Markets - 1.67%
Arlington Asset Investment Corp., Class A	32,700	786,435
Calamos Asset Management, Inc., Class A	34,100	341,341

		1,127,776

Chemicals - 2.62%
Quaker Chemical Corp.	32,500	842,400
Westlake Chemical Corp.	27,000	925,560

		1,767,960

Commercial Banks - 4.74%
BancFirst Corp.	11,000	364,760
Bancorp, Inc. (The)*	47,200	337,952
City Holding Co.+	39,100	1,055,309
Merchants Bancshares, Inc.	11,500	307,970
Republic Bancorp, Inc., Class A	19,700	348,887
SVB Financial Group*	8,400	310,800
United Community Banks, Inc.*+	55,640	472,384

		3,198,062

Commercial Services & Supplies - 1.70%
Multi-Color Corp.	31,300	707,067
UniFirst Corp.	9,800	443,842

		1,150,909

Communications Equipment - 1.08%
Emcore Corp.*	220,700	218,493
Globecomm Systems, Inc.*	37,900	512,029

		730,522

Construction & Engineering - 2.67%
Dycom Industries, Inc.*	31,500	481,950

Industry Company	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.*	75,000	$1,320,750

		1,802,700

Consumer Finance - 4.02%
Advance America, Cash Advance Centers, Inc.	120,600	887,616
Ezcorp, Inc., Class A*	20,200	576,508
Nelnet, Inc., Class A	22,200	416,916
World Acceptance Corp.*+	14,900	833,655

		2,714,695

Containers & Packaging - 0.46%
Rock-Tenn Co., Class A	6,400	311,552

Diversified Financial Services - 0.75%
Interactive Brokers Group, Inc., Class A	36,400	507,052

Diversified Telecommunication Services - 2.32%
IDT Corp., Class B	41,500	846,600
Vonage Holdings Corp.*	277,700	722,020

		1,568,620

Electric Utilities - 1.50%
El Paso Electric Co.	31,500	1,010,835

Electronic Equipment, Instruments & Components - 4.89%
Insight Enterprises, Inc.*	67,400	1,020,436
OSI Systems, Inc.*	33,700	1,129,624
Richardson Electronics, Ltd.	84,500	1,150,045

		3,300,105

Energy Equipment & Services - 3.76%
Complete Production Services, Inc.*	29,500	556,075
Helix Energy Solutions Group, Inc.*	34,800	455,880
Hercules Offshore, Inc.*	339,300	990,756
Pioneer Drilling Co.*	75,100	539,218

		2,541,929

Food & Staples Retailing - 1.19%
Pantry, Inc. (The)*	31,900	386,947
Ruddick Corp.	10,600	413,294

		800,241

Food Products - 1.38%
Fresh Del Monte Produce, Inc.	20,600	477,920
Omega Protein Corp.*	50,000	454,000

		931,920

36	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Gas Utilities - 0.98%
Laclede Group, Inc. (The)	17,100	$662,625

Health Care Providers & Services - 4.35%
Healthspring, Inc.*	39,900	1,454,754
Kindred Healthcare, Inc.*	39,500	340,490
PharMerica Corp.*	22,200	316,794
Triple-S Management Corp., Class B*	26,100	437,175
U.S. Physical Therapy, Inc.	21,000	388,920

		2,938,133

Hotels, Restaurants & Leisure - 1.98%
Domino’s Pizza, Inc.*	24,700	673,075
Town Sports International Holdings, Inc.*	91,500	664,290

		1,337,365

Household Durables - 1.69%
Blyth, Inc.	20,600	1,142,270

Industrial Conglomerates - 0.54%
Standex International Corp.	11,800	367,334

Insurance - 11.83%
Argo Group International Holdings, Ltd.	14,900	422,713
CNO Financial Group, Inc.*	130,000	703,300
Employers Holdings, Inc.	58,200	742,632
Infinity Property & Casualty Corp.	22,400	1,175,552
Meadowbrook Insurance Group, Inc.	149,800	1,334,718
ProAssurance Corp.	13,300	957,866
RLI Corp.	13,400	851,972
Safety Insurance Group, Inc.	38,600	1,460,238
Universal Insurance Holdings, Inc.	87,491	336,840

		7,985,831

IT Services - 1.17%
CACI International, Inc., Class A*	15,800	789,052

Machinery - 1.92%
Lydall, Inc.*	58,500	520,650
Mueller Industries, Inc.	20,100	775,659

		1,296,309

Marine - 1.09%
International Shipholding Corp.	39,900	737,751

Industry Company	Shares	Value

Media - 1.82%
Sinclair Broadcast Group, Inc., Class A	171,200	$1,227,504

Metals & Mining - 1.33%
Kaiser Aluminum Corp.	14,700	650,916
Universal Stainless & Alloy*	9,700	246,574

		897,490

Multiline Retail - 1.71%
Dillard’s, Inc., Class A	26,500	1,152,220

Oil, Gas & Consumable Fuels - 2.31%
Knightsbridge Tankers, Ltd.+	57,800	956,590
Petroleum Development Corp.*	2,400	46,536
Swift Energy Co.*	13,500	328,590
Westmoreland Coal Co.*	29,300	227,368

		1,559,084

Paper & Forest Products - 1.67%
PH Glatfelter Co.	85,600	1,130,776

Personal Products - 1.01%
Elizabeth Arden, Inc.*	24,100	685,404

Pharmaceuticals - 0.63%
Medicines Co. (The)*	28,500	424,080

Real Estate Investment Trusts (REITs) - 13.64%
ARMOUR Residential REIT, Inc.+	59,300	403,240
BioMed Realty Trust, Inc.	85,600	1,418,392
First Industrial Realty Trust, Inc.*+	209,700	1,677,600
Gramercy Capital Corp.*	225,300	707,442
iStar Financial, Inc.*+	81,300	473,166
MPG Office Trust, Inc.*#	392,700	828,597
Newcastle Investment Corp.	181,500	738,705
Retail Opportunity Investments Corp.	123,500	1,368,380
Sabra Health Care REIT, Inc.	27,400	261,396
Weingarten Realty Investors	62,940	1,332,440

		9,209,358

Road & Rail - 1.93%
Amerco, Inc.*	15,700	980,465
Arkansas Best Corp.	19,800	319,770

		1,300,235

www.bridgeway.com	37

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment - 2.21%
Brooks Automation, Inc.	42,700	$348,005
Photronics, Inc.*	230,300	1,146,894

		1,494,899

Specialty Retail - 4.16%
Cost Plus, Inc.*	93,600	589,680
Genesco, Inc.*	11,000	566,830
Pep Boys-Manny, Moe & Jack (The)	37,800	373,086
Sally Beauty Holdings, Inc.*	77,000	1,278,200

		2,807,796

Thrifts & Mortgage Finance - 1.00%
Ocwen Financial Corp.*	51,100	675,031

TOTAL COMMON STOCKS - 98.85%		66,748,201

(Cost $67,827,251)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.44%
BlackRock FedFund	0.01%	298,057	298,057

TOTAL MONEY MARKET FUND - 0.44%			298,057

(Cost $298,057)

TOTAL INVESTMENTS - 99.29%			$67,046,258
(Cost $68,125,308)
Other Assets in Excess of Liabilities - 0.71%			478,059

NET ASSETS - 100.00%			$67,524,317

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $828,597.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $2,644,843 at September 30, 2011.

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$66,748,201	$—	$ —	$66,748,201
Money Market Fund	—	298,057	—	298,057

TOTAL	$66,748,201	$298,057	$ —	$67,046,258

Other
Financial Instruments**
Swaps	$—	$(13,132)	$ —	$(13,132)

TOTAL	$—	$(13,132)	$ —	$(13,132)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments

38	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.98%
Aerospace & Defense - 2.77%
Boeing Co. (The)	5,900	$357,009
Lockheed Martin Corp.	7,200	523,008
Northrop Grumman Corp.	6,600	344,256

		1,224,273

Auto Components - 0.81%
TRW Automotive Holdings Corp.*	11,000	360,030

Automobiles - 0.71%
Ford Motor Co.*	32,300	312,341

Beverages - 3.06%
Brown-Forman Corp., Class B	6,800	476,952
Coca-Cola Enterprises, Inc.	20,200	502,576
Dr. Pepper Snapple Group, Inc.	9,600	372,288

		1,351,816

Biotechnology - 1.14%
Biogen Idec, Inc.*	5,400	503,010

Capital Markets - 0.50%
Franklin Resources, Inc.	2,300	219,972

Chemicals - 2.23%
CF Industries Holdings, Inc.	2,700	333,153
Sherwin-Williams Co. (The)	8,800	654,016

		987,169

Communications Equipment - 3.05%
Cisco Systems, Inc.	29,000	449,210
F5 Networks, Inc.*	9,000	639,450
JDS Uniphase Corp.*	25,800	257,226

		1,345,886

Computers & Peripherals - 6.00%
Apple, Inc.*	3,400	1,296,012
Dell, Inc.*	36,700	519,305
Hewlett-Packard Co.	14,200	318,790
SanDisk Corp.*	12,800	516,480

		2,650,587

Consumer Finance - 0.75%
Discover Financial Services	14,400	330,336

Containers & Packaging - 0.98%
Crown Holdings, Inc.*	14,100	431,601

Industry Company	Shares	Value

Diversified Financial Services - 1.01%
Moody’s Corp.	14,600	$444,570

Energy Equipment & Services - 2.23%
Diamond Offshore Drilling, Inc.+	6,300	344,862
Halliburton Co.	17,400	531,048
Nabors Industries, Ltd.*	9,100	111,566

		987,476

Food & Staples Retailing - 1.98%
CVS Caremark Corp.	6,640	222,972
Wal-Mart Stores, Inc.	12,600	653,940

		876,912

Health Care Equipment & Supplies - 3.15%
Becton Dickinson & Co.	6,400	469,248
CR Bard, Inc.	7,900	691,566
Medtronic, Inc.	6,900	229,356

		1,390,170

Health Care Providers & Services - 4.18%
AmerisourceBergen Corp.	21,400	797,578
DaVita, Inc.*	6,800	426,156
Quest Diagnostics, Inc.#	12,600	621,936

		1,845,670

Hotels, Restaurants & Leisure - 1.80%
International Game Technology	23,800	345,814
Wynn Resorts, Ltd.	3,900	448,812

		794,626

Household Products - 3.14%
Colgate-Palmolive Co.	7,500	665,100
Procter & Gamble Co. (The)	11,400	720,252

		1,385,352

Industrial Conglomerates - 3.33%
3M Co.	7,800	559,962
General Electric Co.	30,300	461,772
Tyco International, Ltd.	11,000	448,250

		1,469,984

Insurance - 1.71%
Axis Capital Holdings, Ltd.	12,700	329,438
Travelers Cos., Inc. (The)	8,700	423,951

		753,389

www.bridgeway.com	39

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail - 2.42%
Netflix, Inc.*	3,100	$350,796
priceline.com, Inc.*	1,600	719,136

		1,069,932

Internet Software & Services - 2.10%
Google, Inc., Class A*	1,800	925,884

IT Services - 5.29%
Cognizant Technology Solutions Corp., Class A*	3,600	225,720
International Business Machines Corp.	6,300	1,102,689
Mastercard, Inc., Class A	1,900	602,604
Western Union Co. (The)	26,700	408,243

		2,339,256

Life Sciences Tools & Services - 0.54%
Agilent Technologies, Inc.*	7,700	240,625

Machinery - 1.40%
Cummins, Inc.	7,600	620,616

Media - 3.15%
DIRECTV, Class A*	8,600	363,350
Omnicom Group, Inc.	9,400	346,296
Viacom, Inc., Class B	17,600	681,824

		1,391,470

Metals & Mining - 1.71%
Alcoa, Inc.	26,700	255,519
Freeport-McMoRan Copper & Gold, Inc.	16,400	499,380

		754,899

Multiline Retail - 1.21%
Target Corp.	10,900	534,536

Oil, Gas & Consumable Fuels - 8.62%
Chevron Corp.	7,500	693,900
Cimarex Energy Co.	4,200	233,940
ConocoPhillips	5,900	373,588
El Paso Corp.	15,500	270,940
Exxon Mobil Corp.	6,800	493,884
Occidental Petroleum Corp.	5,500	393,250
SM Energy Co.	4,200	254,730
Southwestern Energy Co.*	23,700	789,921
Williams Cos., Inc. (The)	12,500	304,250

		3,808,403

Industry Company	Shares	Value

Paper & Forest Products - 0.97%
International Paper Co.	18,400	$427,800

Personal Products - 1.21%
Estee Lauder Cos., Inc., Class A (The)	6,100	535,824

Pharmaceuticals - 1.25%
Bristol-Myers Squibb Co.	17,653	553,951

Road & Rail - 2.08%
CSX Corp.	22,200	414,474
Union Pacific Corp.	6,200	506,354

		920,828

Semiconductors & Semiconductor Equipment - 6.60%
Altera Corp.	14,600	460,338
Atmel Corp.*	71,600	577,812
First Solar, Inc.*+	2,800	176,988
Intel Corp.	24,300	518,319
Lam Research Corp.*	9,000	341,820
Linear Technology Corp.	8,500	235,025
Xilinx, Inc.	22,100	606,424

		2,916,726

Software - 4.24%
Microsoft Corp.	23,600	587,404
Oracle Corp.	24,900	715,626
VMware, Inc., Class A*	7,100	570,698

		1,873,728

Specialty Retail - 7.31%
Advance Auto Parts, Inc.	7,100	412,510
AutoZone, Inc.*	2,000	638,380
Bed Bath & Beyond, Inc.*	11,000	630,410
Gap, Inc. (The)	33,500	544,040
Limited Brands, Inc.	6,900	265,719
Ross Stores, Inc.	9,400	739,686

		3,230,745

Textiles, Apparel & Luxury Goods - 1.97%
Coach, Inc.	16,800	870,744

Trading Companies & Distributors - 2.06%
W.W. Grainger, Inc.	6,100	912,194

40	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 1.32%
MetroPCS Communications, Inc.*	66,900	$582,699

TOTAL COMMON STOCKS - 99.98%		44,176,030

(Cost $44,604,049)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	381	381

TOTAL MONEY MARKET FUND - 0.00%			381

(Cost $381)

TOTAL INVESTMENTS - 99.98%			$44,176,411
(Cost $44,604,430)
Other Assets in Excess of Liabilities - 0.02%			8,007

NET ASSETS - 100.00%			$44,184,418

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $621,936.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $539,924 at September 30, 2011.

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,176,030	$—	$ —	$44,176,030
Money Market Fund	—	381	—	381

TOTAL	$44,176,030	$381	$ —	$44,176,411

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	41

Bridgeway Large-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.53%
Aerospace & Defense - 5.26%
L-3 Communications Holdings, Inc.	4,300	$266,471
Lockheed Martin Corp.	5,600	406,784
Northrop Grumman Corp.	6,100	318,176
Raytheon Co.	8,000	326,960

		1,318,391

Auto Components - 0.95%
TRW Automotive Holdings Corp.*	7,300	238,929

Beverages - 2.61%
Brown-Forman Corp., Class B	2,900	203,406
Coca-Cola Enterprises, Inc.	7,000	174,160
Dr. Pepper Snapple Group, Inc.	7,100	275,338

		652,904

Biotechnology - 1.11%
Biogen Idec, Inc.*	3,000	279,450

Capital Markets - 1.25%
Ameriprise Financial, Inc.	4,500	177,120
Morgan Stanley	10,100	136,350

		313,470

Chemicals - 1.78%
CF Industries Holdings, Inc.	1,500	185,085
Sherwin-Williams Co. (The)	3,500	260,120

		445,205

Commercial Banks - 4.05%
City National Corp.	2,400	90,624
M&T Bank Corp.	3,700	258,630
U.S. Bancorp	11,700	275,418
Wells Fargo & Co.	16,200	390,744

		1,015,416

Computers & Peripherals - 2.92%
Dell, Inc.*	18,100	256,115
Hewlett-Packard Co.	10,800	242,460
SanDisk Corp.*	5,800	234,030

		732,605

Construction & Engineering - 0.40%
URS Corp.*	3,400	100,844

Consumer Finance - 2.13%
Capital One Financial Corp.	5,900	233,817
Discover Financial Services	13,100	300,514

		534,331

Industry Company	Shares	Value

Diversified Financial Services - 1.18%
CME Group, Inc.	1,200	$295,680

Diversified Telecommunication Services - 2.10%
AT&T, Inc.	18,449	526,166

Electric Utilities - 3.89%
American Electric Power Co., Inc.	8,100	307,962
Duke Energy Corp.	17,400	347,826
Southern Co.	7,550	319,894

		975,682

Electronic Equipment, Instruments & Components - 1.35%
Arrow Electronics, Inc.*	6,200	172,236
Vishay Intertechnology, Inc.*	19,800	165,528

		337,764

Energy Equipment & Services - 0.92%
Nabors Industries, Ltd.*	4,700	57,622
National Oilwell Varco, Inc.	3,400	174,148

		231,770

Food & Staples Retailing - 2.61%
CVS Caremark Corp.	3,580	120,216
Safeway, Inc.	13,000	216,190
Wal-Mart Stores, Inc.	6,100	316,590

		652,996

Food Products - 0.96%
Campbell Soup Co.+	7,400	239,538

Health Care Providers & Services - 7.47%
Aetna, Inc.	8,000	290,800
AmerisourceBergen Corp.	6,800	253,436
CIGNA Corp.	4,900	205,506
McKesson Corp.	3,400	247,180
Quest Diagnostics, Inc.	5,400	266,544
UnitedHealth Group, Inc.	7,400	341,288
WellPoint, Inc.	4,100	267,648

		1,872,402

Household Products - 4.05%
Colgate-Palmolive Co.	4,300	381,324
Kimberly-Clark Corp.	4,300	305,343
Procter & Gamble Co. (The)	5,200	328,536

		1,015,203

Industrial Conglomerates - 1.91%
General Electric Co.	16,400	249,936
Tyco International, Ltd.	5,600	228,200

		478,136

42	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance - 10.39%
Aflac, Inc.	7,300	$255,135
American International Group, Inc.*	4,700	103,165
Axis Capital Holdings, Ltd.	3,900	101,166
Berkshire Hathaway, Inc., Class B*	6,700	475,968
Chubb Corp.	8,000	479,920
Everest Re Group, Ltd.	1,600	127,008
Loews Corp.	7,100	245,305
PartnerRe, Ltd.	1,700	88,859
Prudential Financial, Inc.	5,000	234,300
Reinsurance Group of America, Inc.	3,500	160,825
Travelers Cos., Inc. (The)	6,800	331,364

		2,603,015

IT Services - 0.67%
Fidelity National Information Services, Inc.	6,900	167,808

Media - 4.66%
DIRECTV, Class A*	6,200	261,950
DISH Network Corp., Class A*	9,700	243,082
Omnicom Group, Inc.	4,800	176,832
Time Warner, Inc.	8,466	253,726
Walt Disney Co. (The)	7,700	232,232

		1,167,822

Metals & Mining - 0.63%
Alcoa, Inc.	16,500	157,905

Multiline Retail - 2.29%
Dillard’s, Inc., Class A	6,300	273,924
Target Corp.	6,100	299,144

		573,068

Multi-Utilities - 0.63%
OGE Energy Corp.	3,300	157,707

Oil, Gas & Consumable Fuels - 10.29%
Chesapeake Energy Corp.	11,400	291,270
Chevron Corp.	7,514	695,195
ConocoPhillips	6,600	417,912
Exxon Mobil Corp.	8,100	588,303
Hess Corp.	1,700	89,182
Occidental Petroleum Corp.	3,000	214,500
Valero Energy Corp.	9,700	172,466
Williams Cos., Inc. (The)	4,500	109,530

		2,578,358

Industry Company	Shares	Value

Paper & Forest Products - 0.94%
International Paper Co.	10,100	$234,825

Pharmaceuticals - 4.90%
Bristol-Myers Squibb Co.	12,172	381,957
Merck & Co., Inc.	10,100	330,371
Pfizer, Inc.	29,100	514,488

		1,226,816

Real Estate Investment Trusts (REITs) - 5.18%
AvalonBay Communities, Inc.	3,900	444,795
CommonWealth REIT	5,100	96,747
HCP, Inc.	10,165	356,385
Ventas, Inc.	8,100	400,140

		1,298,067

Road & Rail - 1.92%
Union Pacific Corp.	5,900	481,853

Semiconductors & Semiconductor Equipment - 1.83%
Atmel Corp.*	21,200	171,084
Intel Corp.	13,500	287,955

		459,039

Software - 1.03%
Microsoft Corp.#	10,400	258,856

Specialty Retail - 0.95%
Gap, Inc. (The)	14,700	238,728

Textiles, Apparel & Luxury Goods - 1.60%
VF Corp.	3,300	401,016

Thrifts & Mortgage Finance - 0.73%
New York Community Bancorp, Inc.	15,400	183,260

Wireless Telecommunication Services - 1.99%
MetroPCS Communications, Inc.*	25,400	221,234
Telephone & Data Systems, Inc.	6,100	129,625
United States Cellular Corp.*	3,700	146,705

		497,564

TOTAL COMMON STOCKS - 99.53%		24,942,589

(Cost $23,583,052)

www.bridgeway.com	43

Bridgeway Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Value
TOTAL INVESTMENTS - 99.53% (Cost $23,583,052)	$24,942,589
Other Assets in Excess of Liabilities - 0.47%	116,897

NET ASSETS - 100.00%	$25,059,486

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $258,856.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $80,643 at September 30, 2011.

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,942,589	$–	$–	$24,942,589

TOTAL	$24,942,589	$–	$–	$24,942,589

See Notes to Quarterly Schedule of Investments.

44	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.91%
Aerospace & Defense - 2.60%
United Technologies Corp.	111,180	$7,822,625

Air Freight & Logistics - 2.66%
United Parcel Service, Inc., Class B	126,463	7,986,138

Beverages - 5.67%
Coca-Cola Co. (The)	128,257	8,665,043
PepsiCo, Inc.	135,350	8,378,165

		17,043,208

Capital Markets - 2.56%
Goldman Sachs Group, Inc. (The)	81,300	7,686,915

Chemicals - 2.60%
Monsanto Co.	130,350	7,826,214

Commercial Banks - 2.75%
Wells Fargo & Co.	342,459	8,260,111

Communications Equipment - 2.73%
Cisco Systems, Inc.	530,708	8,220,667

Computers & Peripherals - 6.51%
Apple, Inc.*	31,200	11,892,816
Hewlett-Packard Co.	341,900	7,675,655

		19,568,471

Diversified Financial Services - 5.14%
Bank of America Corp.	1,256,508	7,689,829
JPMorgan Chase & Co.	257,995	7,770,809

		15,460,638

Diversified Telecommunication Services - 5.33%
AT&T, Inc.	280,925	8,011,981
Verizon Communications, Inc.	217,389	7,999,915

		16,011,896

Energy Equipment & Services - 2.56%
Schlumberger, Ltd.	128,700	7,687,251

Food & Staples Retailing - 5.55%
CVS Caremark Corp.	248,100	8,331,198
Wal-Mart Stores, Inc.	161,119	8,362,076

		16,693,274

Hotels, Restaurants & Leisure - 3.37%
McDonald’s Corp.	115,200	10,116,864

Household Products - 2.84%
Procter & Gamble Co. (The)	135,026	8,530,943

Industry Company	Shares	Value

Industrial Conglomerates - 5.25%
3M Co.	109,100	$7,832,289
General Electric Co.	521,643	7,949,839

		15,782,128

Insurance - 2.74%
Berkshire Hathaway, Inc., Class B*	115,850	8,229,984

Internet Software & Services - 2.66%
Google, Inc., Class A*	15,570	8,008,897

IT Services - 6.58%
International Business Machines Corp.	54,767	9,585,868
Visa, Inc., Class A	119,000	10,200,680

		19,786,548

Oil, Gas & Consumable Fuels - 10.61%
Chevron Corp.	86,095	7,965,509
ConocoPhillips	130,215	8,245,214
Exxon Mobil Corp.	109,687	7,966,567
Occidental Petroleum Corp.	108,000	7,722,000

		31,899,290

Pharmaceuticals - 10.80%
Abbott Laboratories	164,000	8,386,960
Johnson & Johnson	125,652	8,005,289
Merck & Co., Inc.	243,535	7,966,030
Pfizer, Inc.	459,344	8,121,202

		32,479,481

Semiconductors & Semiconductor Equipment - 3.10%
Intel Corp.	436,443	9,309,329

Software - 5.30%
Microsoft Corp.	321,245	7,995,788
Oracle Corp.	276,013	7,932,614

		15,928,402

TOTAL COMMON STOCKS - 99.91%		300,339,274

(Cost $272,853,542)

TOTAL INVESTMENTS - 99.91%		$300,339,274
(Cost $272,853,542)
Other Assets in Excess of Liabilities - 0.09%		283,784

NET ASSETS - 100.00%		$300,623,058

*	Non-income producing security.

www.bridgeway.com	45

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$300,339,274	$–	$–	$300,339,274

TOTAL	$300,339,274	$–	$–	$300,339,274

See Notes to Quarterly Schedule of Investments.

46	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 62.67%
Aerospace & Defense - 1.50%
Ceradyne, Inc.*#	1,500	$40,335
General Dynamics Corp.	1,400	79,646
Honeywell International, Inc.#	2,100	92,211
Lockheed Martin Corp.	870	63,197
Northrop Grumman Corp.	800	41,728
United Technologies Corp.	940	66,138

		383,255

Air Freight & Logistics - 0.32%
FedEx Corp.	1,200	81,216

Airlines - 0.65%
US Airways Group, Inc.*#	30,000	165,000

Beverages - 3.59%
Brown-Forman Corp., Class B	2,950	206,913
Coca-Cola Co. (The)	2,500	168,900
Coca-Cola Enterprises, Inc.#	11,500	286,120
Dr. Pepper Snapple Group, Inc.#	5,000	193,900
PepsiCo, Inc.	1,000	61,900

		917,733

Biotechnology - 0.52%
Gilead Sciences, Inc.*	3,400	131,920

Capital Markets - 0.87%
Ameriprise Financial, Inc.#	2,080	81,869
Bank of New York Mellon Corp. (The)#	1,032	19,185
Charles Schwab Corp. (The)#	3,500	39,445
Franklin Resources, Inc.	300	28,692
Morgan Stanley#	800	10,800
State Street Corp.	1,300	41,808

		221,799

Chemicals - 1.47%
Dow Chemical Co. (The)#	3,900	87,594
Monsanto Co.	500	30,020
Sherwin-Williams Co. (The)	600	44,592
Sigma-Aldrich Corp.	700	43,253
Westlake Chemical Corp.#	5,000	171,400

		376,859

Commercial Banks - 1.13%
Comerica, Inc.	1,600	36,752
KeyCorp	3,700	21,941

Industry Company	Shares	Value

Commercial Banks (continued)
U.S. Bancorp#	4,100	$96,514
Wells Fargo & Co.#	5,571	134,373

		289,580

Communications Equipment - 2.14%
Alcatel-Lucent - Sponsored ADR*#	35,000	99,050
Cisco Systems, Inc.#	14,100	218,409
JDS Uniphase Corp.*#	20,000	199,400
Juniper Networks, Inc.*#	1,700	29,342

		546,201

Computers & Peripherals - 1.79%
Apple, Inc.*	800	304,944
Lexmark International, Inc., Class A*#	2,800	75,684
SanDisk Corp.*	1,900	76,665

		457,293

Consumer Finance - 0.76%
American Express Co.	1,500	67,350
Capital One Financial Corp.	3,200	126,816

		194,166

Containers & Packaging - 0.42%
Ball Corp.#	3,500	108,570

Diversified Financial Services - 1.17%
Bank of America Corp.#	10,800	66,096
Citigroup, Inc.	510	13,066
JPMorgan Chase & Co.#	7,300	219,876

		299,038

Diversified Telecommunication Services - 1.15%
AT&T, Inc.#	5,400	154,008
Frontier Communications Corp.	672	4,106
Verizon Communications, Inc.	1,400	51,520
Vonage Holdings Corp.*#	32,000	83,200

		292,834

Electric Utilities - 0.60%
American Electric Power Co., Inc.	1,600	60,832
Exelon Corp.	1,100	46,871
Progress Energy, Inc.	900	46,548

		154,251

www.bridgeway.com	47

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electrical Equipment - 0.18%
Emerson Electric Co.	1,100	$45,441

Electronic Equipment, Instruments & Components - 0.76%
Corning, Inc.	3,300	40,788
FLIR Systems, Inc.#	1,200	30,060
Jabil Circuit, Inc.#	7,000	124,530

		195,378

Energy Equipment & Services - 1.23%
Halliburton Co.#	3,500	106,820
ION Geophysical Corp.*#	11,000	52,030
National Oilwell Varco, Inc.	800	40,976
RPC, Inc.#+	7,000	114,240

		314,066

Food & Staples Retailing - 1.69%
CVS Caremark Corp.	5,400	181,332
Kroger Co. (The)	1,000	21,960
Safeway, Inc.#	2,900	48,227
Wal-Mart Stores, Inc.	3,500	181,650

		433,169

Food Products - 1.30%
Archer-Daniels-Midland Co.#	2,500	62,025
General Mills, Inc.	2,400	92,328
Kraft Foods, Inc., Class A	1,200	40,296
Mead Johnson Nutrition Co.#	2,016	138,761

		333,410

Health Care Equipment & Supplies - 0.75%
Baxter International, Inc.#	1,300	72,982
Becton Dickinson & Co.	220	16,130
CR Bard, Inc.	500	43,770
Stryker Corp.	1,260	59,384

		192,266

Health Care Providers & Services - 1.98%
Express Scripts, Inc.*	1,500	55,605
Laboratory Corp. of America Holdings*	300	23,715
Medco Health Solutions, Inc.*	1,400	65,646
Quest Diagnostics, Inc.#	800	39,488
UnitedHealth Group, Inc.	1,300	59,956
WellPoint, Inc.#	4,000	261,120

		505,530

Hotels, Restaurants & Leisure - 1.20%
McDonald’s Corp.	900	79,038

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*#	9,500	$228,855

		307,893

Household Products - 1.39%
Colgate-Palmolive Co.	1,500	133,020
Kimberly-Clark Corp.	1,000	71,010
Procter & Gamble Co. (The)#	2,400	151,632

		355,662

Independent Power Producers & Energy Traders - 0.23%
AES Corp. (The)*#	6,100	59,536

Industrial Conglomerates - 1.05%
3M Co.#	2,800	201,012
General Electric Co.#	4,500	68,580

		269,592

Insurance - 7.53%
Aflac, Inc.	800	27,960
Aon Corp.#	1,700	71,366
Berkshire Hathaway, Inc., Class B*#	6,000	426,240
Chubb Corp. (The)#	6,300	377,937
Everest Re Group, Ltd.#	2,500	198,450
PartnerRe, Ltd.#	1,500	78,405
Principal Financial Group, Inc.	400	9,068
Progressive Corp. (The)#	1,620	28,771
Travelers Cos., Inc. (The)#	14,500	706,585

		1,924,782

Internet & Catalog Retail - 0.42%
Amazon.com, Inc.*	500	108,115

Internet Software & Services - 0.75%
eBay, Inc.*	3,000	88,470
Google, Inc., Class A*	200	102,876

		191,346

IT Services - 2.46%
Automatic Data Processing, Inc.	800	37,720
Cognizant Technology Solutions Corp., Class A*	1,000	62,700
International Business Machines Corp.#	1,200	210,036
Paychex, Inc.	500	13,185
Teradata Corp.*#	3,200	171,296

48	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Visa, Inc., Class A	1,300	$111,436
Western Union Co. (The)	1,500	22,935

		629,308

Leisure Equipment & Products - 0.19%
Hasbro, Inc.	1,500	48,915

Life Sciences Tools & Services - 0.24%
Thermo Fisher Scientific, Inc.*	1,200	60,768

Machinery - 1.90%
Danaher Corp.	3,000	125,820
Eaton Corp.#	4,800	170,400
Sauer-Danfoss, Inc.*#	5,500	158,950
Titan International, Inc.#	2,000	30,000

		485,170

Media - 1.44%
Comcast Corp., Class A#	6,450	134,805
News Corp., Class A#	9,100	140,777
Omnicom Group, Inc.	1,000	36,840
Time Warner, Inc.#	1,833	54,935

		367,357

Metals & Mining - 0.09%
Alcoa, Inc.	600	5,742
United States Steel Corp.+	800	17,608

		23,350

Multiline Retail - 1.71%
Big Lots, Inc.*#	2,800	97,524
Dillard’s, Inc., Class A#	5,000	217,400
Sears Holdings Corp.*#+	400	23,008
Target Corp.#	2,000	98,080

		436,012

Multi-Utilities - 1.42%
Dominion Resources, Inc.#	2,620	133,017
Public Service Enterprise Group, Inc.	2,600	86,762
Sempra Energy	2,800	144,200

		363,979

Oil, Gas & Consumable Fuels - 4.75%
Anadarko Petroleum Corp.	1,000	63,050
Apache Corp.	500	40,120
Chesapeake Energy Corp.	1,000	25,550
Chevron Corp.#	3,378	312,533
ConocoPhillips#	1,687	106,821

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	1,500	$106,515
Exxon Mobil Corp.#	5,000	363,150
Occidental Petroleum Corp.	1,200	85,800
Peabody Energy Corp.	1,200	40,656
Spectra Energy Corp.	2,850	69,910

		1,214,105

Paper & Forest Products - 0.18%
International Paper Co.#	2,000	46,500

Pharmaceuticals - 1.62%
Allergan, Inc.	1,200	98,856
Bristol-Myers Squibb Co.	4,079	127,999
Merck & Co., Inc.	1,600	52,336
Pfizer, Inc.	7,600	134,368

		413,559

Road & Rail - 0.64%
Union Pacific Corp.#	2,000	163,340

Semiconductors & Semiconductor Equipment - 2.63%
Broadcom Corp., Class A*#	3,500	116,515
Brooks Automation, Inc.#	1,300	10,595
Fairchild Semiconductor
International, Inc.*#	7,000	75,600
GT Advanced Technologies, Inc.*#	26,500	186,030
Intel Corp.	6,500	138,645
Kulicke & Soffa Industries, Inc.*#	3,000	22,380
Texas Instruments, Inc.#	4,570	121,790

		671,555

Software - 1.63%
BMC Software, Inc.*	520	20,051
Citrix Systems, Inc.*	1,400	76,342
Intuit, Inc.*#	2,100	99,624
Microsoft Corp.	3,300	82,137
Oracle Corp.#	4,860	139,677

		417,831

Specialty Retail - 1.89%
AutoZone, Inc.*	900	287,271
Gap, Inc. (The)#	11,000	178,640
Staples, Inc.	1,250	16,625

		482,536

Textiles, Apparel & Luxury Goods - 0.50%
NIKE, Inc., Class B	1,500	128,265

www.bridgeway.com	49

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance - 0.11%
Hudson City Bancorp, Inc.	4,800	$27,168

Trading Companies & Distributors - 0.29%
W.W. Grainger, Inc.	500	74,770

Wireless Telecommunication Services - 0.44%
American Tower Corp., Class A*#	1,500	80,700
MetroPCS Communications, Inc.*#	1,500	13,065
Sprint Nextel Corp.*	6,000	18,240

		112,005

TOTAL COMMON STOCKS - 62.67%		16,022,394

(Cost $15,154,392)

Due Date	Discount Rate or Coupon Rate		Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 35.89%
U.S. Treasury Bills - 27.38%
10/27/2011	0.115	%(a)	$1,500,000	1,499,984
11/03/2011	0.113	%(a)	1,500,000	1,499,985
12/01/2011	0.115	%(a)	1,500,000	1,499,970
12/29/2011	0.020	%(a)	1,000,000	999,959
03/01/2012	0.045	%(a)	1,500,000	1,499,719

				6,999,617

U.S. Treasury Notes - 8.51%
12/31/2011	1.000%		200,000	200,461
04/30/2012	4.500%		300,000	307,535
07/15/2012	1.500%		200,000	202,071
08/15/2012	1.750%		300,000	304,078
11/30/2012	3.375%		300,000	311,016
12/31/2012	3.625%		200,000	208,453
01/31/2013	0.625%		100,000	100,547
11/15/2013	4.250%		200,000	216,578
03/15/2014	1.250%		100,000	102,148
02/15/2015	4.000%		200,000	223,078

				2,175,965

TOTAL U.S. GOVERNMENT OBLIGATIONS - 35.89%				9,175,582

(Cost $9,097,829)

	Rate^	Shares	Value
MONEY MARKET FUND - 4.92%
BlackRock FedFund	0.01%	1,258,080	1,258,080

TOTAL MONEY MARKET FUND – 4.92%			1,258,080

(Cost $1,258,080)

Value
TOTAL INVESTMENTS - 103.48%	$26,456,056
(Cost $25,510,301)
Liabilities in Excess of Other Assets - (3.48%)	(889,116)

NET ASSETS - 100.00%	$25,566,940

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $46,628 at September 30, 2011.
(a)	Rate represents the effective yield at purchase.
ADR	- American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

50	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.19%)
3M Co.
Expiring October, 2011 at $97.50	10	$(40)
AES Corp. (The)
Expiring January, 2012 at $11.00	20	(1,100)
Alcatel-Lucent - Sponsored ADR
Expiring December, 2011 at $3.00	350	(14,000)
American Tower Corp., Class A
Expiring October, 2011 at $55.00	7	(875)
Ameriprise Financial, Inc.
Expiring December, 2011 at $45.00	10	(1,950)
Aon Corp.
Expiring October, 2011 at $52.50	7	(70)
Expiring January, 2012 at $47.50	7	(805)

		(875)
Archer-Daniels-Midland Co.
Expiring December, 2011 at $30.00	10	(360)
AT&T, Inc.
Expiring November, 2011 at $30.00	15	(555)
Ball Corp.
Expiring November, 2011 at $35.00	35	(1,750)
Bank of America Corp.
Expiring November, 2011 at $7.50	50	(1,250)
Bank of New York Mellon Corp. (The)
Expiring December, 2011 at $26.00	5	(60)
Baxter International, Inc.
Expiring November, 2011 at $57.50	6	(1,380)
Berkshire Hathaway, Inc., Class B
Expiring December, 2011 at $77.50	60	(12,000)
Big Lots, Inc.
Expiring October, 2011 at $35.00	7	(945)
Expiring October, 2011 at $45.00	10	(50)

		(995)

Broadcom Corp., Class A
Expiring November, 2011 at $35.00	10	(1,720)
Brooks Automation, Inc.
Expiring October, 2011 at $10.00	13	(260)

Company	Number of Contracts	Value

Ceradyne, Inc.
Expiring December, 2011 at $30.00	15	$(3,150)
Charles Schwab Corp. (The)
Expiring December, 2011 at $12.00	10	(800)
Chevron Corp.
Expiring December, 2011 at $105.00	10	(1,540)
Chubb Corp. (The)
Expiring October, 2011 at $60.00	25	(6,300)
Expiring October, 2011 at $65.00	20	(900)

		(7,200)

Cisco Systems, Inc.
Expiring October, 2011 at $16.00	30	(1,140)
Coca-Cola Enterprises, Inc.
Expiring November, 2011 at $27.00	115	(8,625)
Comcast Corp., Class A
Expiring October, 2011 at $25.00	15	(45)
ConocoPhillips
Expiring November, 2011 at $70.00	6	(528)
Dillard’s, Inc., Class A
Expiring November, 2011 at $41.00	50	(30,000)
Dominion Resources, Inc.
Expiring October, 2011 at $45.00	7	(4,620)
Dow Chemical Co. (The)
Expiring December, 2011 at $38.00	10	(30)
Dr. Pepper Snapple Group, Inc.
Expiring November, 2011 at $35.00	50	(25,000)
Eaton Corp.
Expiring October, 2011 at $55.00	15	(150)
Everest Re Group, Ltd.
Expiring October, 2011 at $80.00	25	(6,500)
Exxon Mobil Corp.
Expiring October, 2011 at $85.00	15	(60)
Fairchild Semiconductor International, Inc.
Expiring November, 2011 at $16.00	70	(700)

www.bridgeway.com	51

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
FLIR Systems, Inc.
Expiring October, 2011 at $28.00	6	$(210)
Gap, Inc. (The)
Expiring January, 2012 at $17.50	110	(12,210)
General Electric Co.
Expiring December, 2011 at $19.00	12	(120)
GT Advanced Technologies, Inc.
Expiring December, 2011 at $10.00	190	(8,550)
Expiring December, 2011 at $12.50	25	(375)

		(8,925)

Halliburton Co.
Expiring October, 2011 at $50.00	8	(8)
Honeywell International, Inc.
Expiring December, 2011 at $55.00	7	(294)
International Business Machines Corp.
Expiring October, 2011 at $175.00	5	(3,350)
International Paper Co.
Expiring October, 2011 at $31.00	7	(28)
Intuit, Inc.
Expiring October, 2011 at $45.00	7	(3,290)
ION Geophysical Corp.
Expiring November, 2011 at $6.00	36	(1,080)
Expiring November, 2011 at $7.00	74	(1,110)

		(2,190)

Jabil Circuit, Inc.
Expiring December, 2011 at $18.00	70	(15,750)
JDS Uniphase Corp.
Expiring December, 2011 at $11.00	200	(23,400)
JPMorgan Chase & Co.
Expiring November, 2011 at $39.00	23	(207)
Expiring December, 2011 at $43.00	25	(150)

		(357)

Juniper Networks, Inc.
Expiring October, 2011 at $31.00	5	(15)

Company	Number of Contracts	Value

Expiring January, 2012 at $24.00	7	$(385)

		(400)

Kulicke & Soffa Industries, Inc.
Expiring October, 2011 at $9.00	30	(450)
Lexmark International, Inc., Class A
Expiring October, 2011 at $32.00	8	(80)
Mead Johnson Nutrition Co.
Expiring November, 2011 at $75.00	7	(1,456)
MetroPCS Communications, Inc.
Expiring November, 2011 at $16.00	15	(225)
Morgan Stanley
Expiring October, 2011 at $27.00	8	(32)
News Corp., Class A
Expiring October, 2011 at $17.00	25	(525)
Oracle Corp.
Expiring December, 2011 at $32.00	17	(1,836)
PartnerRe, Ltd.
Expiring November, 2011 at $55.00	15	(2,700)
Procter & Gamble Co. (The)
Expiring October, 2011 at $65.00	7	(420)
Progressive Corp. (The)
Expiring January, 2012 at $19.00	8	(800)
Quest Diagnostics, Inc.
Expiring January, 2012 at $55.00	4	(580)
Red Robin Gourmet Burgers, Inc.
Expiring December, 2011 at $25.00	95	(29,450)
RPC, Inc.
Expiring December, 2011 at $22.50	70	(3,920)
Safeway, Inc.
Expiring December, 2011 at $20.00	10	(250)
Sauer-Danfoss, Inc.
Expiring December, 2011 at $40.00	55	(6,050)
Sears Holding Corp.
Expiring December, 2011 at $60.00	4	(2,160)
Target Corp.
Expiring October, 2011 at $52.50	20	(920)

52	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Teradata Corp.
Expiring October, 2011 at $60.00	10	$(500)
Texas Instruments, Inc.
Expiring October, 2011 at $33.00	12	(48)
Time Warner, Inc.
Expiring October, 2011 at $35.00	6	(54)
Titan International, Inc.
Expiring October, 2011 at $20.00	20	(340)
Travelers Cos., Inc. (The)
Expiring October, 2011 at $55.00	100	(2,000)
U.S. Bancorp
Expiring December, 2011 at $23.00	10	(2,520)
Union Pacific Corp.
Expiring November, 2011 at $115.00	5	(25)
US Airways Group, Inc.
Expiring December, 2011 at $6.00	300	(18,300)
Vonage Holdings Corp.
Expiring December, 2011 at $3.00	120	(4,800)
WellPoint, Inc.
Expiring December, 2011 at $67.50	40	(15,600)
Wells Fargo & Co.
Expiring January, 2012 at $26.00	10	(1,800)
Westlake Chemical Corp.
Expiring October, 2011 at $50.00	50	(7,250)

TOTAL CALL OPTIONS WRITTEN — (1.19%)		(304,881)

(Premiums received $(496,197))

PUT OPTIONS WRITTEN - (2.32%)

CF Industries Holdings, Inc.
Expiring November, 2011 at $160.00	20	(66,320)
Complete Production Services, Inc.
Expiring October, 2011 at $35.00	40	(64,800)
CSX Corp.
Expiring November, 2011 at $25.00	100	(63,600)
Dillard’s, Inc., Class A
Expiring November, 2011 at $50.00	30	(24,900)

Company	Number of Contracts	Value

Domino’s Pizza, Inc.
Expiring December, 2011 at $24.00	25	$(3,125)
DSW, Inc., Class A
Expiring October, 2011 at $48.00	45	(16,650)
Dycom Industries, Inc.
Expiring December, 2011 at $17.50	75	(24,750)
Fidelity National Information Services, Inc.
Expiring October, 2011 at $29.00	75	(46,125)
Genesco, Inc.
Expiring December, 2011 at $50.00	50	(25,500)
L-3 Communications Holdings, Inc.
Expiring October, 2011 at $80.00	35	(65,100)
Oxford Industries, Inc.
Expiring October, 2011 at $40.00	65	(42,250)
Quest Diagnostics, Inc.
Expiring November, 2011 at $55.00	20	(12,800)
Rogers Communications, Inc., Class B
Expiring October, 2011 at $35.00	75	(12,750)
RPC, Inc.
Expiring December, 2011 at $20.00	75	(33,750)
Strum Ruger & Co., Inc.
Expiring October, 2011 at $30.00	45	(15,300)
Tesoro Corp.
Expiring November, 2011 at $23.00	110	(42,900)
Torchmark Corp.
Expiring November, 2011 at $40.00	50	(32,000)

TOTAL PUT OPTIONS WRITTEN — (2.32%)		(592,620)

(Premiums received $(224,140))

TOTAL OPTIONS WRITTEN — (3.51%)		$(897,501)

(Premiums received $(720,337))

www.bridgeway.com	53

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Common Stocks	$16,022,394	$—	$—	$16,022,394
U.S. Government
Obligations	—	9,175,582	—	9,175,582
Money Market Fund	—	1,258,080	—	1,258,080

TOTAL	$16,022,394	$10,433,662	$—	$26,456,056

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obse- rvable Inputs	Level 3 Significant Unobse- rvable Inputs	Total
Written Options	$(897,501)	$—	$—	$(897,501)

TOTAL	$(897,501)	$—	$—	$(897,501)

See Notes to Quarterly Schedule of Investments.

54	Quarterly Report | September 30, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 14 investment funds (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Tax-Managed Small-Cap Value Fund and Omni Small-Cap Value, which commenced operations on August 31, 2011, are included in a separate report.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified into the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Omni Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

— Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

   prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments. The Funds’ total return swap values are derived by applying observable inputs to the outstanding notional values and are therefore classified as Level 2 investments also.

— Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

56	Quarterly Report | September 30, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2011 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out, of each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2011, there were no transfers between Level 1 and Level 2 on any of the Funds.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS’). ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04, and its impact on the financial statements has not been determined.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2011, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$3,020,785	$3,116,878
Aggressive Investors 2	8,530,192	8,775,083
Ultra-Small Company	5,548,783	5,780,919
Ultra-Small Company Market	29,988,965	31,669,296
Micro-Cap Limited	1,073,710	1,115,591
Small-Cap Momentum	150,625	155,197
Small-Cap Growth	2,116,176	2,189,288
Small-Cap Value	2,644,843	2,730,978
Large-Cap Growth	539,924	551,600
Large-Cap Value	80,643	82,467
Managed Volatility	46,628	48,382

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2011 the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives
The Funds’ use of derivatives for the period ended September 30, 2011 was limited to futures contracts, total return swaps, purchased options and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Aggressive Investors 1
Other	$—	$15,211
Aggressive Investors 2
Other	—	17,402
Ultra-Small Company Fund
Other	—	2,497
Ultra-Small Company Market Fund
Other	10,045	—
Small-Cap Value Fund
Other	—	13,132
Managed Volatility Fund
Equity Contracts	—	897,501

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2011, the Funds had no open futures contracts.

Options The Aggressive Investors 1 and Aggressive Investors 2 Funds may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any

58	Quarterly Report | September 30, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline.

Covered Call Options and Secured Puts The Aggressive Investors 1, Aggressive Investors 2 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2011 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2011	2,535	$378,986	1,735	$251,738
Positions Opened	2,815	466,074	975	232,099
Exercised	(604)	(136,934)	(1,328)	(194,181)
Expired	(1,728)	(211,929)	(412)	(54,695)
Closed	-	-	(35)	(10,821)
Outstanding, September 30, 2011	3,018	$496,197	935	$224,140
Market Value, September 30, 2011		$(304,881)		$(592,620)

The Aggressive Investors 1 and Aggressive Investors 2 Funds had no transactions in written options during the period ended September 30, 2011.

Swaps. Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own NAV as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. The following total return swaps were open as of September 30, 2011:

Bridgeway Fund	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)

Aggressive Investors 1	ReFlow Management Co.	$362,901	October 1, 2011	$(15,211)
Aggressive Investors 2	ReFlow Management Co.	348,736	October 1, 2011	(17,402)
Ultra-Small Company	ReFlow Management Co.	577,063	October 1, 2011	(2,497)
Ultra-Small Company Market	ReFlow Management Co.	866,972	October 1, 2011	10,045
Small-Cap Value	ReFlow Management Co.	743,864	October 1, 2011	(13,132)
Large-Cap Value	ReFlow Management Co.	111,522	October 1, 2011	-

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2011, were as follows:

	Aggressive Investors 1	Aggressive Investors 2	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 5,817,831	$ 9,627,195	$6,670,750	$ 63,752,436
Gross depreciation (excess of tax cost over value)	(18,676,978)	(38,226,744)	(16,351,264)	(36,196,525)
Net unrealized appreciation (depreciation)	$(12,859,147)	$ (28,599,549)	$(9,680,514)	$ 27,555,911
Cost of investments for income tax purposes	$ 88,603,973	$183,911,329	$76,179,121	$261,289,721

	Micro-Cap Limited	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 910,467	$ 49,473	$ 2,541,650	$ 8,521,860
Gross depreciation (excess of tax cost over value)	(4,459,422)	(366,425)	(6,201,746)	(9,621,010)
Net unrealized depreciation	$ (3,548,955)	$ (316,952)	$ (3,660,096)	$ (1,099,150)
Cost of investments for income tax purposes	$20,722,483	$2,720,698	$35,467,311	$68,145,408

	Large-Cap Growth	Large-Cap Value	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$ 5,360,962	$ 3,680,118	$ 42,654,976	$ 3,569,970
Gross depreciation (excess of tax cost over value)	(5,788,981)	(2,320,581)	(20,446,067)	(2,852,519)
Net unrealized appreciation (depreciation)	$ (428,019)	$ 1,359,537	$ 22,208,909	$ 717,451
Cost of investments for income tax purposes	$44,604,430	$23,583,052	$278,130,365	$24,841,104

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals.

60	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.45%
Aerospace & Defense - 0.56%
AAR Corp.	1,850	$30,839
AerCap Holdings N.V.*	600	5,952
AeroCentury Corp.*	200	1,410
Astrotech Corp.*	200	124
Ducommun, Inc.	450	6,741
Kratos Defense & Security Solutions, Inc.*	479	3,219
LMI Aerospace, Inc.*	550	9,383
Moog, Inc., Class A*	1,300	42,406
Orbital Sciences Corp.*	8,000	102,400
Sparton Corp.*	950	5,966
Teledyne Technologies, Inc.*	150	7,329
Triumph Group, Inc.	1,800	87,732

		303,501

Air Freight & Logistics - 0.84%
Air Transport Services Group, Inc.*	25,250	109,332
Atlas Air Worldwide Holdings, Inc.*	9,400	312,926
Pacer International, Inc.*	1,600	6,000
Park-Ohio Holdings Corp.*	2,450	29,425

		457,683

Airlines - 2.09%
Alaska Air Group, Inc.*	100	5,629
Allegiant Travel Co.*+	1,400	65,982
Hawaiian Holdings, Inc.*	10,100	42,521
JetBlue Airways Corp.*+	83,650	342,965
Pinnacle Airlines Corp.*	4,497	13,176
Republic Airways Holdings, Inc.*	9,600	27,168
SkyWest, Inc.	22,500	258,975
US Airways Group, Inc.*	68,950	379,225

		1,135,641

Auto Components - 1.47%
China Automotive Systems, Inc.*+	700	3,304
China XD Plastics Co., Ltd.*	16,000	72,160
Cooper Tire & Rubber Co.	18,550	202,009
Drew Industries, Inc.	700	13,986
Exide Technologies*	35,800	143,200
Federal-Mogul Corp.*	5,200	76,700
Fuel Systems Solutions, Inc.*	700	13,447
Motorcar Parts of America, Inc.*	350	2,880
Shiloh Industries, Inc.	6,950	62,342
SORL Auto Parts, Inc.*	700	2,282

Industry Company	Shares	Value

Auto Components (continued)
Spartan Motors, Inc.	12,150	$50,180
Standard Motor Products, Inc.	4,100	53,177
Strattec Security Corp.	100	2,398
Superior Industries International, Inc.	6,600	101,970

		800,035

Automobiles - 0.01%
Winnebago Industries, Inc.*+	1,000	6,920

Beverages - 0.47%
Coca-Cola Bottling Co., Consolidated	3,950	219,067
Cott Corp.*	350	2,384
MGP Ingredients, Inc.	650	3,295
National Beverage Corp.	2,150	32,594

		257,340

Building Products - 0.29%
A.O. Smith Corp.	150	4,804
Gibraltar Industries, Inc.*	10,100	82,012
Griffon Corp.*	2,950	24,131
Quanex Building Products Corp.	1,750	19,163
Universal Forest Products, Inc.	1,200	28,860

		158,970

Capital Markets - 1.46%
Calamos Asset Management, Inc., Class A	700	7,007
CIFC Corp.*	250	1,082
Cowen Group, Inc., Class A*	23,500	63,685
Edelman Financial Group, Inc.	1,000	6,460
GFI Group, Inc.	39,100	157,182
Gleacher & Co., Inc.*	49,500	58,905
INTL FCStone, Inc.*	5,650	117,294
Investment Technology Group, Inc.*	15,850	155,172
MF Global Holdings, Ltd.*	25,200	104,076
Oppenheimer Holdings, Inc., Class A	850	13,634
Piper Jaffray Cos.*	6,100	109,373

		793,870

www.bridgeway.com	1

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Chemicals - 2.32%
American Pacific Corp.*	3,900	$28,587
American Vanguard Corp.	900	10,044
Arabian American Development Co.*	300	1,011
Arch Chemicals, Inc.	1,600	75,072
Ferro Corp.*	31,000	190,650
Georgia Gulf Corp.*	17,300	239,259
Innospec, Inc.*	800	19,368
Keyuan Petrochemicals, Inc.Δ	100	356
Koppers Holdings, Inc.	10,000	256,100
Kraton Performance Polymers, Inc.*	1,775	28,720
Material Sciences Corp.*	1,000	6,470
Minerals Technologies, Inc.	1,375	67,746
OM Group, Inc.*	1,900	49,343
Omnova Solutions, Inc.*	2,100	7,518
Penford Corp.*	4,850	24,929
PolyOne Corp.	7,250	77,647
Shiner International, Inc.*	800	568
Spartech Corp.*	1,100	3,520
Stepan Co.	350	23,513
TOR Minerals International, Inc.*	200	2,378
TPC Group, Inc.*	6,775	136,042
Zep, Inc.	600	9,012

		1,257,853

Commercial Banks - 5.23%
1st Source Corp.	2,000	41,660
Access National Corp.	600	4,656
Ameris Bancorp*	1,400	12,194
Associated Banc-Corp.	15,100	140,430
BancFirst Corp.	1,300	43,108
BancorpSouth, Inc.+	41,300	362,614
Bank of Commerce Holdings	200	650
Banner Corp.	2,057	26,309
Boston Private Financial Holdings, Inc.	4,850	28,518
Capital City Bank Group, Inc.	1,950	20,280
Cascade Bancorp*	100	583
Citizens Republic Bancorp, Inc.*	19,400	134,248
CoBiz Financial, Inc.	2,200	9,834
Dearborn Bancorp, Inc.*	350	234
Enterprise Financial Services Corp.	550	7,475
First BanCorp*	1,300	3,640
First Bancorp	1,600	16,064

Industry Company	Shares	Value

Commercial Banks (continued)
First Busey Corp.	5,950	$25,882
First Commonwealth Financial Corp.	5,200	19,240
First Community Bancshares, Inc.	1,100	11,220
First Financial Bancorp	4,000	55,200
First Interstate Bancsystem, Inc.	2,900	31,059
First Merchants Corp.	3,500	24,675
First Midwest Bancorp, Inc.	5,100	37,332
Great Southern Bancorp, Inc.+	5,550	93,129
Green Bankshares, Inc.*	350	444
Guaranty Bancorp*	2,900	3,480
Hanmi Financial Corp.*	18,900	15,687
Heartland Financial USA, Inc.	1,750	24,815
Horizon Bancorp	606	16,035
Independent Bank Corp.*	500	955
International Bancshares Corp.	5,900	77,585
Intervest Bancshares Corp., Class A*	4,000	10,720
Lakeland Bancorp, Inc.	1,900	14,858
Macatawa Bank Corp.*	12,550	33,885
MainSource Financial Group, Inc.	2,300	20,056
MB Financial, Inc.	3,500	51,520
Mercantile Bank Corp.*	500	3,895
Metro Bancorp, Inc.*	1,250	10,812
MetroCorp Bancshares, Inc.*	450	2,246
Middleburg Financial Corp.	400	6,076
Nara Bancorp, Inc.*	2,950	17,906
NewBridge Bancorp*	800	3,080
Old Second Bancorp, Inc.*+	5,800	7,308
PacWest Bancorp	2,400	33,456
Peapack-Gladstone Financial Corp.	250	2,520
Peoples Bancorp, Inc.	4,850	53,350
Pinnacle Financial Partners, Inc.*	2,650	28,991
Porter Bancorp, Inc.	400	1,552
PremierWest Bancorp*+	300	270
PrivateBancorp, Inc.	20,400	153,408
Renasant Corp.	1,700	21,641
Republic Bancorp, Inc., Class A	3,400	60,214
Savannah Bancorp, Inc. (The)*	200	1,202
SCBT Financial Corp.	1,300	32,084

2	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Seacoast Banking Corp. of Florida*	4,300	$6,321
Shore Bancshares, Inc.	50	218
Sierra Bancorp	450	4,118
Southwest Bancorp, Inc.*	1,200	5,064
State Bancorp, Inc.	550	5,814
StellarOne Corp.	2,000	19,900
Sun Bancorp, Inc.*	5,600	14,840
Susquehanna Bancshares, Inc.	45,400	248,338
Synovus Financial Corp.	58,700	62,809
Taylor Capital Group, Inc.*	9,500	60,990
TCF Financial Corp.	12,150	111,294
Tennessee Commerce Bancorp, Inc.*	750	682
Trico Bancshares	1,200	14,724
Union First Market Bankshares Corp.	3,200	34,304
United Community Banks, Inc.*	11,410	96,871
Virginia Commerce Bancorp, Inc.*	4,000	23,480
VIST Financial Corp.	3,200	17,376
Webster Financial Corp.	6,500	99,450
WesBanco, Inc.	1,800	31,158
West Bancorporation, Inc.	1,100	9,328
Western Alliance Bancorp*	7,300	40,004
Wintrust Financial Corp.	2,800	72,268

		2,839,636

Commercial Services & Supplies - 4.55%
A.T. Cross Co., Class A*	550	6,204
ABM Industries, Inc.	25,900	493,654
American Reprographics Co.*	4,500	15,120
APAC Customer Services, Inc.*	2,400	20,448
Brink’s Co. (The)	13,500	314,685
Casella Waste Systems, Inc., Class A*	2,800	14,728
Consolidated Graphics, Inc.*	1,450	52,969
Corrections Corp. of America*	2,300	52,187
Courier Corp.	550	3,597
Covanta Holding Corp.	11,900	180,761
Deluxe Corp.	22,700	422,220
EnergySolutions, Inc.*	14,600	51,538
Ennis, Inc.	1,600	20,896
G&K Services, Inc., Class A	1,350	34,479
Guanwei Recycling Corp.*	200	284
HNI Corp.+	3,500	66,955

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Intersections, Inc.	1,450	$18,632
KAR Auction Services, Inc.*	10,950	132,604
Kimball International, Inc., Class B	5,000	24,300
M&F Worldwide Corp.*	1,400	34,468
Multi-Color Corp.	550	12,424
Perma-Fix Environmental Services, Inc.*	1,400	1,680
Schawk, Inc.	1,500	14,805
Standard Parking Corp.*	2,250	35,190
Standard Register Co. (The)	12,200	30,866
SYKES Enterprises, Inc.*	2,850	42,608
Team, Inc.*	1,250	26,225
TRC Cos., Inc.*	9,800	29,498
UniFirst Corp.	1,550	70,200
United Stationers, Inc.	6,100	166,225
Viad Corp.	2,200	37,356
WCA Waste Corp.*	10,500	44,520

		2,472,326

Communications Equipment - 0.88%
Arris Group, Inc.*	500	5,150
Bel Fuse, Inc., Class B	1,300	20,267
Black Box Corp.	8,200	175,070
Brocade Communications Systems, Inc.*	1,850	7,992
Comtech Telecommunications Corp.	9,300	261,237
Network Engines, Inc.*	200	232
Technical Communications Corp.	200	1,456
Westell Technologies, Inc., Class A*	3,200	6,912
Zoom Technologies, Inc.*	150	231
ZST Digital Networks, Inc.*	250	397

		478,944

Computers & Peripherals - 0.40%
Concurrent Computer Corp.*	300	1,674
Cray, Inc.*	10,300	54,693
Datalink Corp.*	350	2,380
Hutchinson Technology, Inc.*	300	588
Imation Corp.*	13,800	100,878
Presstek, Inc.*	1,700	1,146
Xyratex, Ltd.	6,200	57,474

		218,833

Construction & Engineering - 1.73%
Argan, Inc.*	150	1,527
Dycom Industries, Inc.*	6,850	104,805

www.bridgeway.com	3

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
EMCOR Group, Inc.*	6,500	$132,145
Great Lakes Dredge & Dock Corp.	11,800	48,026
Layne Christensen Co.*	7,800	180,180
MasTec, Inc.*	5,500	96,855
Michael Baker Corp.*	350	6,696
MYR Group, Inc.*	1,300	22,932
Orion Marine Group, Inc.*	300	1,731
Pike Electric Corp.*	6,551	44,350
Primoris Services Corp.	21,300	222,798
Sterling Construction Co., Inc.*	5,050	56,408
Tutor Perini Corp.	1,900	21,831

		940,284

Construction Materials - 0.01%
Headwaters, Inc.*	4,700	6,768

Consumer Finance - 1.37%
Advance America, Cash Advance Centers, Inc.	23,900	175,904
Cash America International, Inc.	1,900	97,204
CompuCredit Holdings Corp.*	1,650	4,603
First Marblehead Corp. (The)*	4,650	4,743
Nelnet, Inc., Class A	21,200	398,136
White River Capital, Inc.	100	1,937
World Acceptance Corp.*	1,050	58,748

		741,275

Containers & Packaging - 1.51%
AEP Industries, Inc.*	1,200	26,640
Boise, Inc.	37,425	193,487
Graphic Packaging Holding Co.*	31,900	110,055
Mod-Pac Corp.*	598	3,391
Myers Industries, Inc.	14,750	149,712
Packaging Corp. of America	250	5,825
Silgan Holdings, Inc.	2,000	73,480
Temple-Inland, Inc.	8,100	254,097
UFP Technologies, Inc.*	200	2,882

		819,569

Distributors - 0.19%
Audiovox Corp., Class A*	3,014	16,547
Core-Mark Holding Co., Inc*	850	26,035
Pool Corp.	2,300	60,214

		102,796

Industry Company	Shares	Value

Diversified Consumer Services - 2.24%
Bridgepoint Education, Inc.*+	3,400	$59,296
Cambium Learning Group, Inc.*	10,400	31,096
Career Education Corp.*+	13,500	176,175
Carriage Services, Inc.	6,550	38,645
China Education Alliance, Inc.*	100	165
Coinstar, Inc.*+	2,500	100,000
Corinthian Colleges, Inc.*+	950	1,482
CPI Corp.+	250	1,550
Education Management Corp.*+	8,550	126,882
ITT Educational Services, Inc.*+	2,250	129,555
Lincoln Educational Services Corp.	5,000	40,450
Mac-Gray Corp.	5,950	76,815
Regis Corp.	25,650	361,408
Universal Technical Institute, Inc.*	5,200	70,668

		1,214,187

Diversified Financial Services - 1.32%
Asta Funding, Inc.	350	2,838
Interactive Brokers Group, Inc., Class A	18,150	252,830
PHH Corp.*	22,300	358,584
Primus Guaranty, Ltd.*	18,400	96,968
Resource America, Inc., Class A	700	3,157

		714,377

Diversified Telecommunication Services - 2.09%
Atlantic Tele-Network, Inc.	4,550	149,604
Cbeyond, Inc.*	10,250	72,365
Consolidated Communications Holdings, Inc.	2,300	41,515
General Communication, Inc., Class A*	21,400	175,480
HickoryTech Corp.	2,650	25,493
IDT Corp., Class B	9,100	185,640
Iridium Communications, Inc.*+	5,200	32,240
Multiband Corp.*	1,200	3,000
PAETEC Holding Corp.*	60,450	319,781
Premiere Global Services, Inc.*	6,000	38,520
Primus Telecommunications Group, Inc.*	4,900	52,087

4	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
SureWest Communications	3,630	$38,006

		1,133,731

Electrical Equipment - 0.23%
Allied Motion Technologies, Inc.	250	1,240
China BAK Battery, Inc.*	2,950	2,360
General Cable Corp.*	2,000	46,700
Lihua International, Inc.*	4,300	18,705
New Energy Systems Group*+	550	990
Powell Industries, Inc.*	350	10,840
SL Industries, Inc.*	400	6,740
Ultralife Corp.*	7,150	35,678

		123,253

Electronic Equipment, Instruments & Components - 3.86%
ADDvantage Technologies Group, Inc.*	300	678
Anixter International, Inc.	50	2,372
Brightpoint, Inc.*	30,750	283,208
Celestica, Inc.*	850	6,163
DDi Corp.	4,200	30,408
GTSI Corp.*	150	690
IEC Electronics Corp.*	250	1,270
Insight Enterprises, Inc.*	11,880	179,863
Iteris, Inc.*	1,600	1,824
Kemet Corp.*	20,900	149,435
LoJack Corp.*	3,650	11,570
Multi-Fineline Electronix, Inc.*	800	15,952
NAM TAI Electronics, Inc.	150	736
PAR Technology Corp.*	550	1,842
PC Connection, Inc.*	7,000	55,860
PC Mall, Inc.*	6,450	33,992
Pinnacle Data Systems, Inc.*	1,500	1,965
Plexus Corp.*	11,600	262,392
Power-One, Inc.*	4,950	22,275
Pulse Electronics Corp.	8,300	23,738
RadiSys Corp.*	800	4,896
RF Monolithics, Inc.*	300	246
Richardson Electronics, Ltd.	650	8,846
Sanmina-SCI Corp.*	11,100	74,148
SMTC Corp.*	4,750	7,078
SYNNEX Corp.*	12,600	330,120
TESSCO Technologies, Inc.	3,300	43,857
TTM Technologies, Inc.*	31,975	304,082
Viasystems Group, Inc.*	8,084	142,198
Vishay Intertechnology, Inc.*	11,450	95,722

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wayside Technology Group, Inc.	100	$1,003

		2,098,429

Energy Equipment & Services - 1.48%
Basic Energy Services, Inc.*	8,100	114,696
Cal Dive International, Inc.*	4,350	8,308
Energy Services of America Corp.*	400	820
ENGlobal Corp.*	900	2,439
Exterran Holdings, Inc.*+	4,800	46,656
Geokinetics, Inc.*	650	1,573
Global Geophysical Services, Inc.*	17,900	142,663
Helix Energy Solutions Group, Inc.*	7,000	91,700
Hercules Offshore, Inc.*	2,950	8,614
Hornbeck Offshore Services, Inc.*	900	22,419
Matrix Service Co.*	13,300	113,183
Mitcham Industries, Inc.*	350	3,920
Newpark Resources, Inc.*	350	2,132
North American Energy Partners, Inc.*	450	2,619
Parker Drilling Co.*	23,300	102,287
PHI, Inc., Non Voting*	3,750	71,775
Pioneer Drilling Co.*	2,500	17,950
Tetra Technologies, Inc.*	3,500	27,020
TGC Industries, Inc.*	450	1,980
Union Drilling, Inc.*	1,900	8,930
Willbros Group, Inc.*	3,300	13,761

		805,445

Food & Staples Retailing - 2.73%
Arden Group, Inc., Class A	956	76,002
Casey’s General Stores, Inc.	2,450	106,942
Ingles Markets, Inc., Class A	5,100	72,624
Nash Finch Co.	3,150	84,830
Pantry, Inc. (The)*	10,000	121,300
Pricesmart, Inc.	2,200	137,104
Ruddick Corp.	3,700	144,263
Spartan Stores, Inc.	6,500	100,620
SUPERVALU, Inc.+	850	5,661
Susser Holdings Corp.*	4,450	88,689
Village Super Market, Inc., Class A	4,450	106,533
Weis Markets, Inc.	7,200	266,832

www.bridgeway.com	5

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Winn-Dixie Stores, Inc.*	28,800	$170,496

		1,481,896

Food Products - 2.31%
B&G Foods, Inc.	2,400	40,032
Cal-Maine Foods, Inc.	1,400	44,002
Chiquita Brands International, Inc.*	9,800	81,732
Dole Food Co., Inc.*	41,550	415,500
Farmer Brothers Co.	400	2,204
Feihe International, Inc.*	300	1,620
Fresh Del Monte Produce, Inc.	4,650	107,880
Imperial Sugar Co.+	2,200	14,168
Inventure Foods, Inc.*	650	2,535
John B. Sanfilippo & Son, Inc.*	150	1,197
Omega Protein Corp.*	3,750	34,050
Overhill Farms, Inc.*	5,650	20,905
Pilgrim’s Pride Corp.*+	850	3,630
Sanderson Farms, Inc.+	7,100	337,250
Seneca Foods Corp., Class A*	1,350	26,730
Snyders-Lance, Inc.	1,950	40,658
SunOpta, Inc.*	250	1,232
Westway Group, Inc.*	3,841	16,324
Zhongpin, Inc.*+	8,500	64,600

		1,256,249

Health Care Equipment & Supplies - 0.74%
Angeion Corp.*	100	451
CryoLife, Inc.*	300	1,347
Greatbatch, Inc.*	1,400	28,014
Invacare Corp.	12,650	291,456
Medical Action Industries, Inc.*	150	758
RTI Biologics, Inc.*	10,000	32,900
Synergetics USA, Inc.*	300	1,617
Teleflex, Inc.	150	8,065
Theragenics Corp.*	1,550	2,046
Wright Medical Group, Inc.*	1,800	32,184

		398,838

Health Care Providers & Services - 5.86%
Addus HomeCare Corp.*	700	2,863
Advocat, Inc.	2,700	16,416
Alliance HealthCare Services, Inc.*	20,450	23,313
Allied Healthcare International, Inc.*	2,000	7,680
Almost Family, Inc.*	2,050	34,092

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Amedisys, Inc.*	12,250	$181,545
American Dental Partners, Inc.*	3,050	29,463
AMERIGROUP Corp.*	150	5,851
Amsurg Corp.*	7,600	171,000
BioScrip, Inc.*	9,500	60,420
Capital Senior Living Corp.*	300	1,851
CardioNet, Inc.*	800	2,400
Centene Corp.*	3,800	108,946
Chindex International, Inc.*	8,000	70,480
Continucare Corp.*	1,600	10,208
Cross Country Healthcare, Inc.*	7,200	30,096
Ensign Group, Inc. (The)	10,200	235,722
Five Star Quality Care, Inc.*	9,700	24,250
Gentiva Health Services, Inc.*	11,600	64,032
Hanger Orthopedic Group, Inc.*	850	16,056
Health Management Associates, Inc., Class A*	20,300	140,476
Healthways, Inc.*	6,421	63,118
Hooper Holmes, Inc.*	4,200	2,772
InfuSystems Holdings, Inc.*	700	665
Integramed America, Inc.*	350	2,776
Kindred Healthcare, Inc.*	21,750	187,485
LHC Group, Inc.*	3,950	67,387
Magellan Health Services, Inc.*	2,550	123,165
Medcath Corp.*	700	9,716
Metropolitan Health Networks, Inc.*	1,850	8,399
Molina Healthcare, Inc.*	19,600	302,624
National Healthcare Corp.	850	27,455
PDI, Inc.*	5,200	34,840
PharMerica Corp.*	5,300	75,631
Providence Service Corp. (The)*	2,550	27,158
PSS World Medical, Inc.*	3,350	65,961
Select Medical Holdings Corp.*	48,550	323,828
Skilled Healthcare Group, Inc., Class A*	14,650	52,886
SRI/Surgical Express, Inc.*	50	238
Sunrise Senior Living, Inc.*+	34,900	161,587
Triple-S Management Corp., Class B*	3,300	55,275
U.S. Physical Therapy, Inc.	350	6,482
Universal American Corp.	22,525	226,602
WellCare Health Plans, Inc.*	3,100	117,738

		3,180,948

6	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure - 7.28%
Ameristar Casinos, Inc.	11,500	$184,575
Ark Restaurants Corp.	200	2,692
Benihana, Inc., Class A*	7,450	64,144
Biglari Holdings, Inc.*	399	118,260
Bluegreen Corp.*	11,650	24,465
Bob Evans Farms, Inc.	10,300	293,756
Boyd Gaming Corp.*+	37,700	184,730
Carrols Restaurant Group, Inc.*	7,700	68,530
CEC Entertainment, Inc.	8,400	239,148
Cracker Barrel Old Country Store, Inc.	7,600	304,608
DineEquity, Inc.*	8,575	330,052
Dover Downs Gaming & Entertainment, Inc.	800	1,800
Einstein Noah Restaurant Group, Inc.	5,950	76,338
Famous Dave’s of America, Inc.*	1,650	14,206
Frisch’s Restaurants, Inc.	2,400	46,560
Full House Resorts, Inc.*	1,550	4,247
Granite City Food & Brewery, Ltd.*	200	440
Great Wolf Resorts, Inc.*	10,350	26,496
Isle of Capri Casinos, Inc.*	16,350	79,134
Jack in the Box, Inc.*	21,150	421,308
Kona Grill, Inc.*	300	1,665
Luby’s, Inc.*	5,500	22,550
Marcus Corp.	8,800	87,560
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,250	15,570
Monarch Casino & Resort, Inc.*	500	4,890
Morton’s Restaurant Group, Inc.*	5,350	25,573
MTR Gaming Group, Inc.*	9,900	19,404
Multimedia Games Holding Co., Inc.*	6,575	26,563
O’Charleys, Inc.*	5,200	30,888
Papa John’s International, Inc.*	1,600	48,640
PF Chang’s China Bistro, Inc.	9,100	247,884
Pinnacle Entertainment, Inc.*	4,650	42,222
Red Lion Hotels Corp.*	650	4,362
Red Robin Gourmet Burgers, Inc.*	5,250	126,472
Ruby Tuesday, Inc.*	19,100	136,756
Ruth’s Hospitality Group, Inc.*	8,750	37,538
Scientific Games Corp., Class A*	42,150	300,108

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Sonic Corp.*	2,850	$20,149
Speedway Motorsports, Inc.	1,950	23,556
Universal Travel Group*Δ+	700	2,246
Vail Resorts, Inc.	2,500	94,475
Wendy’s Co. (The)	32,250	148,028

		3,952,588

Household Durables - 1.01%
American Greetings Corp., Class A	12,950	239,575
Bassett Furniture Industries, Inc.	400	2,820
Beazer Homes USA, Inc.*+	1,900	2,869
Blyth, Inc.	250	13,862
Brookfield Residential Properties, Inc.*	764	5,081
Comstock Homebuilding Cos., Inc., Class A*	700	658
CSS Industries, Inc.	1,950	32,526
Emerson Radio Corp.*	700	1,057
Ethan Allen Interiors, Inc.+	5,800	78,938
Flexsteel Industries, Inc.	150	2,247
Furniture Brands International, Inc.*	1,400	2,884
Kid Brands, Inc.*	700	1,848
La-Z-Boy, Inc.*	4,300	31,863
Libbey, Inc.*	8,305	87,535
Lifetime Brands, Inc.	2,350	22,654
Meritage Homes Corp.*	850	12,869
NIVS IntelliMedia Technology Group, Inc.*	500	42
Ryland Group, Inc. (The)+	150	1,598
Universal Electronics, Inc.*	600	9,834

		550,760

Household Products - 0.20%
Central Garden & Pet Co., Class A*	14,000	99,120
Oil-Dri Corp. of America	450	8,361
Orchids Paper Products Co.	50	625

		108,106

Industrial Conglomerates - 0.08%
Tredegar Corp.	2,800	41,524

Insurance - 9.16%
Allied World Assurance Co. Holdings AG	2,150	115,476
American Equity Investment Life Holding Co.	24,850	217,438
American Safety Insurance Holdings, Ltd.*	2,050	37,720

www.bridgeway.com	7

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	800	$22,696
Aspen Insurance Holdings, Ltd.	5,450	125,568
Baldwin & Lyons, Inc., Class B	850	18,164
Citizens, Inc.*	3,900	24,999
CNO Financial Group, Inc.*	18,600	100,626
Crawford & Co., Class B	2,100	11,256
Delphi Financial Group, Inc., Class A	22,600	486,352
EMC Insurance Group, Inc.	2,850	52,440
Endurance Specialty Holdings, Ltd.	5,800	198,070
FBL Financial Group, Inc., Class A	10,066	267,957
Flagstone Reinsurance Holdings SA	28,500	220,875
Hallmark Financial Services, Inc.*	4,000	29,480
Harleysville Group, Inc.	2,100	123,606
Horace Mann Educators Corp.	8,450	96,414
Independence Holding Co.	7,100	51,475
Infinity Property & Casualty Corp.	3,600	188,928
Maiden Holdings, Ltd.	19,950	147,430
Meadowbrook Insurance Group, Inc.	11,250	100,238
Montpelier Re Holdings, Ltd.+	4,450	78,676
National Financial Partners Corp.*	13,610	148,893
National Interstate Corp.	1,200	26,376
National Western Life Insurance Co., Class A	1,025	138,888
Navigators Group, Inc. (The)*	1,250	54,000
Protective Life Corp.	6,450	100,814
SeaBright Holdings, Inc.	4,400	31,680
Selective Insurance Group, Inc.	26,300	343,215
StanCorp Financial Group, Inc.	1,600	44,112
State Auto Financial Corp.	18,350	241,303
Stewart Information Services Corp.	1,450	12,818
Symetra Financial Corp.	49,950	407,092
Tower Group, Inc.	20,050	458,343
United Fire & Casualty Co.	12,500	221,125
Universal Insurance Holdings, Inc.	8,350	32,148

		4,976,691

Industry Company	Shares	Value

Internet & Catalog Retail - 0.25%
1-800-Flowers.com, Inc., Class A*	22,850	$53,012
dELiA’s, Inc.*	14,700	19,404
Nutrisystem, Inc.+	900	10,899
Orbitz Worldwide, Inc.*	4,750	10,307
Overstock.com, Inc.*	4,600	42,642

		136,264

Internet Software & Services - 0.67%
EarthLink, Inc.	23,700	154,761
EasyLink Services International Corp., Class A*	1,000	4,340
Infospace, Inc.*	1,650	13,794
Internap Network Services Corp.*	600	2,952
Inuvo, Inc.*	200	212
Local.com Corp.*+	600	1,452
Looksmart, Ltd.*	600	792
ModusLink Global Solutions, Inc.	150	524
United Online, Inc.	35,300	184,619

		363,446

IT Services - 3.36%
Acxiom Corp.*	31,800	338,352
Broadridge Financial Solutions, Inc.	10,800	217,512
CACI International, Inc., Class A*	2,200	109,868
Cardtronics, Inc.*	1,100	25,212
CIBER, Inc.*	27,401	83,025
Convergys Corp.*	22,575	211,754
CSG Systems International, Inc.*	1,600	20,224
DST Systems, Inc.	250	10,958
Dynamics Research Corp.*	2,050	18,286
Edgewater Technology, Inc.*	5,500	12,815
Euronet Worldwide, Inc.*	2,350	36,989
Global Cash Access Holdings, Inc.*	11,950	30,592
Hackett Group, Inc. (The)*	2,800	10,444
Heartland Payment Systems, Inc.	1,600	31,552
Information Services Group, Inc.*	350	371
Lender Processing Services, Inc.	4,800	65,712
Lionbridge Technologies, Inc.*	2,750	6,765
Mantech International Corp., Class A	8,600	269,868

8	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
NCI, Inc., Class A*	1,700	$20,281
Ness Technologies, Inc.*	950	7,277
Online Resources Corp.*	9,774	24,924
Pfsweb, Inc.*	450	1,701
PRGX Global, Inc.*	800	3,776
StarTek, Inc.*	3,050	8,692
Stream Global Services, Inc.*+	13,155	27,099
TeleTech Holdings, Inc.*	4,150	63,246
Tier Technologies, Inc.*	600	2,214
TNS, Inc.*	8,700	163,560

		1,823,069

Leisure Equipment & Products - 1.37%
Arctic Cat, Inc.*	450	6,520
Brunswick Corp.	38,400	539,136
Callaway Gulf Co.	250	1,293
Escalade, Inc.	300	1,506
Jakks Pacific, Inc.	5,500	104,225
Johnson Outdoors, Inc., Class A*	3,950	60,751
Smith & Wesson Holding Corp.*	4,117	10,375
Steinway Musical Instruments, Inc.*	450	9,702
Sturm Ruger & Co., Inc.	450	11,691

		745,199

Life Sciences Tools & Services - 0.11%
Affymetrix, Inc.*	5,800	28,420
Bioanalytical Systems, Inc.*+	100	128
Cambrex Corp.*	5,800	29,232
Harvard Bioscience, Inc.*	700	2,954

		60,734

Machinery - 1.82%
Alamo Group, Inc.	550	11,434
Albany International Corp., Class A	1,900	34,675
Ampco-Pittsburgh Corp.	3,700	75,665
Briggs & Stratton Corp.	21,450	289,790
Cleantech Solutions International, Inc.*	250	112
Federal Signal Corp.	2,900	12,818
Force Protection, Inc.*	10,600	40,810
Greenbrier Cos., Inc.*	100	1,165
Hardinge, Inc.	400	3,296
Harsco Corp.	6,300	122,157
Hurco Cos., Inc.*	200	4,060
John Bean Technologies Corp.	1,820	25,953

Industry Company	Shares	Value

Machinery (continued)
Key Technology, Inc.*	300	$3,483
L.S. Starrett Co., Class A (The)	2,650	28,620
LB Foster Co., Class A	1,750	38,902
Lydall, Inc.*	550	4,895
Manitowoc Co., Inc. (The)	8,400	56,364
MFRI, Inc.*	200	1,440
Miller Industries, Inc.	150	2,603
Mueller Water Products, Inc., Class A	7,200	17,856
NACCO Industries, Inc., Class A	1,350	85,590
NN, Inc.*	3,100	15,655
Sauer-Danfoss, Inc.*	2,950	85,255
TriMas Corp.*	1,600	23,760
WSI Industries, Inc.	100	583
Xerium Technologies, Inc.*	150	1,571

		988,512

Marine - 0.12%
Danaos Corp.*	1,250	4,100
Eagle Bulk Shipping, Inc.*+	1,650	2,590
Excel Maritime Carriers, Ltd.*+	3,900	8,112
Genco Shipping & Trading, Ltd.*+	450	3,515
Global Ship Lease, Inc., Class A*	200	420
Horizon Lines, Inc., Class A+	6,200	2,654
International Shipholding Corp.	1,450	26,810
Navios Maritime Holdings, Inc.+	400	1,268
Paragon Shipping, Inc., Class A	600	474
Rand Logistics, Inc.*	300	1,863
Star Bulk Carriers Corp.	650	839
Ultrapetrol Bahamas, Ltd.*+	6,000	13,620

		66,265

Media - 4.29%
AH Belo Corp., Class A	700	2,940
Beasley Broadcasting Group, Inc., Class A*	8,129	31,053
Belo Corp., Class A	4,750	23,227
Carmike Cinemas, Inc.*	450	2,974
ChinaNet Online Holdings, Inc.*	600	666
Cinemark Holdings, Inc.	1,650	31,152
Dex One Corp.*+	600	336

www.bridgeway.com	9

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
E.W. Scripps Co., Class A (The)*	14,600	$102,054
Entercom Communications Corp., Class A*+	16,350	85,837
Entravision Communications Corp., Class A*	36,350	37,077
Fisher Communications, Inc.*	50	1,117
Gray Television, Inc.*	19,450	30,342
Harris Interactive, Inc.*	600	294
Harte-Hanks, Inc.	18,550	157,304
Journal Communications, Inc., Class A*	23,950	71,132
Knology, Inc.*	9,400	122,012
Lee Enterprises, Inc.*+	4,050	3,159
McClatchy Co., Class A (The)*+	32,950	44,153
Media General, Inc., Class A*	800	1,528
Meredith Corp.+	16,000	362,240
Navarre Corp.*	17,900	30,430
New York Times Co., Class A (The)*	60,550	351,796
Radio One, Inc., Class D*	21,650	26,629
Reading International, Inc., Class A*	9,900	42,570
Saga Communications, Inc., Class A*	1,752	51,702
Scholastic Corp.	13,800	386,814
Valassis Communications, Inc.*+	17,700	331,698

		2,332,236

Metals & Mining - 0.70%
A.M. Castle & Co.*	4,500	49,230
China Gerui Advanced Materials Group, Ltd.*+	500	1,375
Friedman Industries, Inc.	3,500	30,590
Noranda Aluminum Holding Corp.*	35,600	297,260
Sutor Technology Group, Ltd.*	450	410

		378,865

Multiline Retail - 0.37%
Bon-Ton Stores, Inc. (The)+	9,250	45,972
Duckwall-ALCO Stores, Inc.*	200	1,872
Fred’s, Inc., Class A	8,250	87,945
Saks, Inc.*+	7,450	65,188
Tuesday Morning Corp.*	450	1,584

		202,561

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 3.52%
Adams Resources & Energy, Inc.	400	$8,100
Alon USA Energy, Inc.	2,000	12,260
Barnwell Industries, Inc.*	300	1,056
BioFuel Energy Corp.*	350	66
Callon Petroleum Co.*	1,750	6,772
China North East Petroleum
Holdings, Ltd.*+	300	603
Cloud Peak Energy, Inc.*	16,200	274,590
Crimson Exploration, Inc.*	11,200	24,080
Crosstex Energy, Inc.	11,500	155,020
CVR Energy, Inc.*	6,750	142,695
Delek US Holdings, Inc.	22,900	258,083
Double Eagle Petroleum Co.*	250	1,592
Equal Energy, Ltd.*	300	1,305
Frontline, Ltd.+	4,500	21,825
GeoMet, Inc.*	1,850	1,432
GMX Resources, Inc.*+	400	908
Green Plains Renewable Energy, Inc.*	950	8,864
James River Coal Co.*+	21,500	136,955
L&L Energy, Inc.*+	1,100	2,970
Penn Virginia Corp.	500	2,785
PrimeEnergy Corp.*	200	3,908
RAM Energy Resources, Inc.*	3,650	2,884
REX American Resources Corp.*	1,850	31,228
SemGroup Corp., Class A*	18,700	373,252
SMF Energy Corp.	300	732
StealthGas, Inc.*	200	786
Stone Energy Corp.*	8,550	138,595
Tsakos Energy Navigation, Ltd.	500	2,790
USEC, Inc.*	2,950	4,750
W&T Offshore, Inc.	5,300	72,928
Western Refining, Inc.*	17,300	215,558

		1,909,372

Paper & Forest Products - 1.57%
Buckeye Technologies, Inc.	1,800	43,398
Clearwater Paper Corp.*	9,500	322,810
KapStone Paper & Packaging Corp.*	9,675	134,386
Mercer International, Inc.*	15,050	102,340
Neenah Paper, Inc.	3,100	43,958
Orient Paper, Inc.*+	6,150	16,543
PH Glatfelter Co.	9,200	121,532
Verso Paper Corp.*	2,450	4,091

10	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Paper & Forest Products (continued)
Wausau Paper Corp.	9,850	$62,942

		852,000

Personal Products - 0.43%
China Sky One Medical, Inc.*+	150	333
Elizabeth Arden, Inc.*	1,700	48,348
Inter Parfums, Inc.	1,400	21,630
Natural Alternatives International, Inc.*	50	200
Nutraceutical International Corp.*	2,550	32,589
Parlux Fragrances, Inc.*	700	2,247
Physicians Formula Holdings, Inc.*	350	963
USANA Health Sciences, Inc.*+	4,700	129,250

		235,560

Pharmaceuticals - 0.23%
Biostar Pharmaceuticals, Inc.*+	700	454
China Shenghuo Pharmaceutical Holdings, Inc.*	700	308
Cornerstone Therapeutics, Inc.*	900	5,760
Impax Laboratories, Inc.*	4,150	74,327
Par Pharmaceutical Cos., Inc.*	1,700	45,254
Tianyin Pharmaceutical Co., Inc.*	300	360

		126,463

Professional Services - 1.37%
Barrett Business Services, Inc.	900	12,546
CBIZ, Inc.*+	5,000	32,950
Dolan Co. (The)*	3,000	26,970
FTI Consulting, Inc.*+	3,400	125,154
GP Strategies Corp.*	650	6,494
Heidrick & Struggles International, Inc.	1,050	17,272
Huron Consulting Group, Inc.*	1,700	52,921
ICF International, Inc.*	2,200	41,382
Insperity, Inc.	6,700	149,075
Kelly Services, Inc., Class A	8,800	100,320
Kforce, Inc.*	8,200	80,442
National Technical Systems, Inc.*	150	721
Navigant Consulting, Inc.*	2,300	21,321

Industry Company	Shares	Value

Professional Services (continued)
On Assignment, Inc.*	2,800	$19,796
RCM Technologies, Inc.*	400	1,796
School Specialty, Inc.*	1,150	8,200
TrueBlue, Inc.*	3,400	38,522
VSE Corp.	330	8,540

		744,422

Real Estate Management & Development - 0.01%
China Housing & Land Development, Inc.*+	350	511
FirstService Corp.*	100	2,572

		3,083

Road & Rail - 2.13%
Amerco, Inc.*	6,700	418,415
Arkansas Best Corp.	2,000	32,300
Avis Budget Group, Inc.*	17,800	172,126
Celadon Group, Inc.	4,400	39,072
Con-way, Inc.	7,100	157,123
Covenant Transportation Group, Inc., Class A*	2,950	10,767
Frozen Food Express Industries, Inc.*	650	1,294
Marten Transport, Ltd.	8,644	149,023
P.A.M. Transportation Services, Inc.*	250	2,490
RailAmerica, Inc.*	4,600	59,938
Saia, Inc.*	3,150	33,138
Universal Truckload Services, Inc.	5,765	74,945
USA Truck, Inc.*	450	3,492
Vitran Corp., Inc.*	50	197

		1,154,320

Semiconductors & Semiconductor Equipment - 1.54%
Amkor Technology, Inc.*	86,600	377,576
Amtech Systems, Inc.*	500	4,000
DSP Group, Inc.*	5,200	30,680
GT Advanced Technologies, Inc.*+	20,600	144,612
inTEST Corp.*	1,950	5,148
Kulicke & Soffa Industries, Inc.*	17,800	132,788
LTX-Credence Corp.*	3,400	17,986
MEMC Electronic Materials, Inc.*	3,500	18,340
Mindspeed Technologies, Inc.*+	850	4,420
Photronics, Inc.*	15,100	75,198
Pixelworks, Inc.*	450	958
Ramtron International Corp.*	900	1,773

www.bridgeway.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Sigma Designs, Inc.*	2,700	$21,168
SunPower Corp., Class A*+	408	3,301

		837,948

Software - 0.19%
BSQUARE Corp.*	4,700	20,915
CDC Corp., Class A*	350	354
Cinedigm Digital Cinema Corp., Class A*	2,200	2,640
GSE Systems, Inc.*	250	440
QAD, Inc., Class B*	150	1,522
Rosetta Stone, Inc.*+	700	6,405
Take-Two Interactive Software, Inc.*	2,150	27,348
TeleCommunication Systems, Inc., Class A*	13,200	45,540

		105,164

Specialty Retail - 5.89%
A.C. Moore Arts & Crafts, Inc.*	900	954
Aeropostale, Inc.*	6,750	72,968
ANN, Inc.*	9,100	207,844
Barnes & Noble, Inc.+	2,800	33,124
Big 5 Sporting Goods Corp.	700	4,256
Books-A-Million, Inc.+	550	1,276
Brown Shoe Co., Inc.	1,150	8,188
Build-A-Bear-Workshop, Inc.*	3,800	19,380
Cabela’s, Inc.*	250	5,122
Casual Male Retail Group, Inc.*	9,700	36,472
Cato Corp., Class A (The)	1,000	22,560
Charming Shoppes, Inc.*	21,000	54,600
Childrens Place Retail Stores, Inc. (The)*	10,800	502,524
Christopher & Banks Corp.	1,650	5,824
Citi Trends, Inc.*	50	588
Collective Brands, Inc.*	24,400	316,224
Conn’s, Inc.*+	6,200	44,516
Cost Plus, Inc.*	4,225	26,618
Destination Maternity Corp.	2,028	26,100
Express, Inc.	350	7,102
Finish Line, Inc., Class A (The)	2,450	48,976
Genesco, Inc.*	1,800	92,754
Group 1 Automotive, Inc.	9,800	348,390
Hastings Entertainment, Inc.*	250	738
Haverty Furniture Cos., Inc.	5,000	49,950
hhgregg, Inc.*+	1,850	18,038

Industry Company	Shares	Value

Specialty Retail (continued)
Hot Topic, Inc.	8,950	$68,288
Kirkland’s, Inc.*	3,900	35,763
MarineMax, Inc.*	800	5,176
Men’s Wearhouse, Inc. (The)	2,450	63,896
Midas, Inc.*	450	3,690
New York & Co., Inc.*	26,300	83,897
Office Depot, Inc.*	12,800	26,368
OfficeMax, Inc.*	3,950	19,158
Pacific Sunwear of California, Inc.*	3,050	3,660
Pep Boys-Manny, Moe & Jack (The)	17,150	169,270
Pier 1 Imports, Inc.*	5,450	53,301
RadioShack Corp.	2,950	34,279
Select Comfort Corp.*	2,550	35,624
Shoe Carnival, Inc.*	450	10,620
Sonic Automotive, Inc., Class A+	18,950	204,470
Stage Stores, Inc.	9,900	137,313
Stein Mart, Inc.	8,900	55,625
Systemax, Inc.*	11,000	139,920
Talbots, Inc.*	1,800	4,860
TravelCenters of America LLC*	650	2,294
West Marine, Inc.*	8,079	62,208
Wet Seal, Inc., Class A (The)*	4,650	20,832
Zale Corp.*	1,500	4,275

		3,199,873

Textiles, Apparel & Luxury Goods - 1.17%
American Apparel, Inc.*+	1,800	1,422
Culp, Inc.*	5,650	47,742
Delta Apparel, Inc.*	250	3,938
Jones Group, Inc. (The)	36,400	335,244
Kenneth Cole Productions, Inc., Class A*	650	6,974
LaCrosse Footwear, Inc.	150	1,946
Lakeland Industries, Inc.*	200	1,560
Liz Claiborne, Inc.*+	2,450	12,250
Movado Group, Inc.	2,300	28,014
Oxford Industries, Inc.	550	18,865
Perry Ellis International, Inc.*	450	8,460
Quiksilver, Inc.*	43,100	131,455
R.G. Barry Corp.	400	4,240
Rocky Brands, Inc.*	3,150	31,280

		633,390

12	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance - 1.09%
Astoria Financial Corp.	49,600	$381,424
BankAtlantic Bancorp, Inc., Class A*	2,950	1,800
Beacon Federal Bancorp, Inc.	200	2,668
Doral Financial Corp.*	7,700	8,393
First Defiance Financial Corp.*	1,250	16,750
First Federal Bancshares of Arkansas, Inc.*+	1,240	6,882
First Financial Holdings, Inc.	1,450	5,814
First Financial Northwest, Inc.*	200	1,124
First Pactrust Bancorp, Inc.	100	1,133
Flushing Financial Corp.	2,700	29,160
Indiana Community Bancorp	1,500	22,200
Meta Financial Group, Inc.	300	5,607
NASB Financial, Inc.*	500	5,035
Parkvale Financial Corp.	300	5,505
Provident Financial Holdings, Inc.	5,400	47,196
Pulaski Financial Corp.+	800	5,272
Radian Group, Inc.	7,900	17,301
Riverview Bancorp, Inc.*	600	1,482
Timberland Bancorp, Inc.*	200	808
Tree.com, Inc.*	4,900	24,500

		590,054

Trading Companies & Distributors - 1.75%
Aceto Corp.	13,900	73,531
Aircastle, Ltd.+	32,700	311,304
Applied Industrial Technologies, Inc.	2,150	58,394
Beacon Roofing Supply, Inc.*	9,200	147,108
China Armco Metals, Inc.*	500	205
DXP Enterprises, Inc.*	450	8,474
GATX Corp.	3,000	92,970
Interline Brands, Inc.*	6,750	86,872
KSW, Inc.	2,800	8,904
Rush Enterprises, Inc., Class A*	10,700	151,512
United Rentals, Inc.*	575	9,683
Willis Lease Finance Corp.*	250	2,837

		951,794

Wireless Telecommunication Services - 0.53%
Leap Wireless International, Inc.*	32,400	223,560
NTELOS Holdings Corp.	2,650	46,984

Industry Company	Shares	Value

Wireless Telecommunication Services (continued)
USA Mobility, Inc.	1,300	$17,160

		287,704

TOTAL COMMON STOCKS - 100.45%		54,557,564

(Cost $64,363,947)

RIGHTS - 0.00%
First BanCorp Rights*Δ	1,300	–

TOTAL RIGHTS - 0.00%		–

(Cost $ – )

TOTAL INVESTMENTS - 100.45%		54,557,564
(Cost $64,363,947)
Liabilities in Excess of Other Assets - (0.45%)		(241,757)

NET ASSETS - 100.00%		$54,315,807

*	Non-income producing security.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $3,659,390 at September 30, 2011.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,554,962	$–	$2,602	$54,557,564
Rights	–	–	–	–

TOTAL	$54,554,962	$–	$2,602	$54,557,564

www.bridgeway.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2011	$10,070	$—	$10,070
Purchases	—	—	—
Sales	(2,847)	—	(2,847)
Realized gain/(loss)	(17,225)	—	(17,225)
Change in unrealized appreciation/ (depreciation)	12,604	—	12,604
Transfers in1	—	—	—
Transfers out	—	—	—

Balance as of 09/30/2011	$2,602	$—	$2,602

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/11	$(2,655)	$—	$(2,655)

1 Transfers in represent the value as of the beginning of the year ended June 30, 2012, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

The securities in the table above were considered Level 3 securities because they were fair valued under procedures adopted by the Board of Directors at September 30, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

14	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.98%
Aerospace & Defense - 1.22%
AAR Corp.	19,100	$318,397
Orbital Sciences Corp.*	28,150	360,320
Sparton Corp.*	2,500	15,700

		694,417

Air Freight & Logistics - 0.49%
Air Transport Services Group, Inc.*	23,200	100,456
Atlas Air Worldwide Holdings, Inc.*	2,300	76,567
Pacer International, Inc.*	12,600	47,250
Park-Ohio Holdings Corp.*	4,400	52,844

		277,117

Airlines - 1.79%
Hawaiian Holdings, Inc.*	19,100	80,411
JetBlue Airways Corp.*	112,150	459,815
Pinnacle Airlines Corp.*	7,350	21,536
SkyWest, Inc.	19,400	223,294
US Airways Group, Inc.*	41,900	230,450

		1,015,506

Auto Components - 1.25%
Cooper Tire & Rubber Co.	27,900	303,831
Exide Technologies*	35,000	140,000
Shiloh Industries, Inc.	4,500	40,365
Spartan Motors, Inc.	14,950	61,743
Standard Motor Products, Inc.	10,300	133,591
Strattec Security Corp.	1,300	31,174

		710,704

Beverages - 0.40%
Coca-Cola Bottling Co.,
Consolidated	4,100	227,386

Building Products - 0.60%
Gibraltar Industries, Inc.*	11,250	91,350
Griffon Corp.*	28,800	235,584
US Home Systems, Inc.	2,800	13,972

		340,906

Capital Markets - 0.82%
GFI Group, Inc.	54,350	218,487
Gleacher & Co., Inc.*	57,300	68,187
Investment Technology Group, Inc.*	18,350	179,646

		466,320

Chemicals - 2.49%
American Pacific Corp.*	2,900	21,257

Industry Company	Shares	Value

Chemicals (continued)
Ferro Corp.*	45,000	$276,750
Georgia Gulf Corp.*	18,250	252,398
Koppers Holdings, Inc.	10,700	274,027
Kraton Performance Polymers, Inc.*	16,750	271,015
Material Sciences Corp.*	5,200	33,644
Omnova Solutions, Inc.*	20,350	72,853
Penford Corp.*	5,100	26,214
TPC Group, Inc.*	9,150	183,732

		1,411,890

Commercial Banks - 5.00%
Access National Corp.	2,700	20,952
BancorpSouth, Inc.+	43,650	383,247
Bank of Commerce Holdings	7,600	24,700
Banner Corp.	7,550	96,565
C&F Financial Corp.	1,200	28,008
Capital City Bank Group, Inc.	7,650	79,560
Citizens Republic Bancorp, Inc.*	18,000	124,560
CoBiz Financial, Inc.	16,600	74,202
First BanCorp*	14,300	40,040
First Bancorp	7,600	76,304
First Business Financial Services, Inc.	1,200	19,128
First Merchants Corp.	11,500	81,075
Great Southern Bancorp, Inc.+	6,000	100,680
Guaranty Bancorp*	24,000	28,800
Hanmi Financial Corp.*	1,200	996
Heartland Financial USA, Inc.	7,350	104,223
Horizon Bancorp	1,400	37,044
Independent Bank Corp.*	3,800	7,258
Intervest Bancshares Corp., Class A*	8,400	22,512
Macatawa Bank Corp.*	13,200	35,640
MainSource Financial Group, Inc.	9,050	78,916
Mercantile Bank Corp.*	3,300	25,707
Metro Bancorp, Inc.*	6,300	54,495
NewBridge Bancorp*	7,000	26,950
Old Second Bancorp, Inc.*+	6,500	8,190
Peoples Bancorp, Inc.	4,800	52,800
PrivateBancorp, Inc.	32,250	242,520
Republic Bancorp, Inc., Class A	9,350	165,588
Savannah Bancorp, Inc. (The)*	3,200	19,232

www.bridgeway.com	15

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Susquehanna Bancshares, Inc.	68,450	$374,422
Synovus Financial Corp.	23,150	24,770
Taylor Capital Group, Inc.*	550	3,531
Union First Market Bankshares Corp.	11,700	125,424
United Community Banks, Inc.*	12,550	106,550
Virginia Commerce Bancorp, Inc.*	13,350	78,364
VIST Financial Corp.	3,000	16,290
Wintrust Financial Corp.	1,900	49,039

		2,838,282

Commercial Services & Supplies - 4.20%
ABM Industries, Inc.	23,700	451,722
American Reprographics Co.*	1,350	4,536
Brink’s Co. (The)	18,950	441,725
Casella Waste Systems, Inc., Class A*	12,100	63,646
Consolidated Graphics, Inc.*	4,175	152,513
Deluxe Corp.	21,200	394,320
EnergySolutions, Inc.*	39,800	140,494
Kimball International, Inc., Class B	16,100	78,246
Standard Parking Corp.*	7,150	111,826
Standard Register Co. (The)	11,450	28,968
TRC Cos., Inc.*	12,400	37,324
United Stationers, Inc.	16,200	441,450
WCA Waste Corp.*	8,900	37,736

		2,384,506

Communications Equipment - 0.53%
Bel Fuse, Inc., Class B	4,400	68,596
Black Box Corp.	9,650	206,028
Network Engines, Inc.*	19,200	22,272
Technical Communications Corp.	900	6,552

		303,448

Computers & Peripherals - 0.38%
Cray, Inc.*	16,300	86,553
Imation Corp.*	17,300	126,463

		213,016

Construction & Engineering - 1.04%
EMCOR Group, Inc.*	2,800	56,924
Great Lakes Dredge & Dock Corp.	20,850	84,859
Layne Christensen Co.*	5,050	116,655

Industry Company	Shares	Value

Construction & Engineering (continued)
Michael Baker Corp.*	3,400	$65,042
Primoris Services Corp.	18,800	196,648
Sterling Construction Co., Inc.*	6,150	68,696

		588,824

Consumer Finance - 1.13%
Advance America, Cash Advance Centers, Inc.	28,000	206,080
CompuCredit Holdings Corp.*	10,100	28,179
Nelnet, Inc., Class A	21,800	409,404

		643,663

Containers & Packaging - 0.95%
AEP Industries, Inc.*	2,450	54,390
Boise, Inc.	61,950	320,281
Mod-Pac Corp.*	1,500	8,505
Myers Industries, Inc.	15,600	158,340

		541,516

Distributors - 0.09%
Audiovox Corp., Class A*	9,700	53,253
Diversified Consumer Services - 2.25%
Cambium Learning Group, Inc.*	18,950	56,660
Career Education Corp.*	36,900	481,545
Carriage Services, Inc.	8,250	48,675
Coinstar, Inc.*+	250	10,000
Corinthian Colleges, Inc.*+	2,750	4,290
Lincoln Educational Services Corp.	10,100	81,709
Mac-Gray Corp.	6,400	82,624
Regis Corp.	25,850	364,227
Universal Technical Institute, Inc.*	11,000	149,490

		1,279,220

Diversified Financial Services - 1.50%
Interactive Brokers Group, Inc., Class A	21,150	294,620
PHH Corp.*	29,150	468,732
Primus Guaranty, Ltd.*	16,700	88,009

		851,361

Diversified Telecommunication Services - 1.69%
Atlantic Tele-Network, Inc.	8,100	266,328
Cbeyond, Inc.*	13,750	97,075
General Communication, Inc., Class A*	21,250	174,250
HickoryTech Corp.	6,000	57,720

16	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
IDT Corp., Class B	10,275	$209,610
Multiband Corp.*	9,700	24,250
Primus Telecommunications Group, Inc.*	6,100	64,843
SureWest Communications	6,300	65,961

		960,037
Electrical Equipment - 0.36%
China BAK Battery, Inc.*	1,800	1,440
General Cable Corp.*	3,900	91,065
Lihua International, Inc.*	10,750	46,762
SL Industries, Inc.*	1,650	27,802
Ultralife Corp.*	7,350	36,677

		203,746
Electronic Equipment, Instruments & Components - 4.45%
Brightpoint, Inc.*	30,550	281,366
DDi Corp.	9,150	66,246
IEC Electronics Corp.*	800	4,064
Kemet Corp.*	19,750	141,213
LGL Group, Inc.*	100	861
LoJack Corp.*	8,000	25,360
PC Connection, Inc.*	12,000	95,760
PC Mall, Inc.*	5,600	29,512
Pinnacle Data Systems, Inc.*	3,700	4,847
Plexus Corp.*	18,400	416,208
Pulse Electronics Corp.	18,650	53,339
Sanmina-SCI Corp.*	43,450	290,246
SYNNEX Corp.*	18,700	489,940
TESSCO Technologies, Inc.	3,450	45,850
TTM Technologies, Inc.*	42,250	401,798
Viasystems Group, Inc.*	10,150	178,538

		2,525,148
Energy Equipment & Services - 2.00%
Basic Energy Services, Inc.*	4,000	56,640
Cal Dive International, Inc.*	2,750	5,252
Global Geophysical Services, Inc.*	21,700	172,949
Hercules Offshore, Inc.*	47,300	138,116
Matrix Service Co.*	6,600	56,166
Parker Drilling Co.*	52,450	230,256
PHI, Inc., Non Voting*	6,900	132,066
Pioneer Drilling Co.*	17,100	122,778
Tetra Technologies, Inc.*	9,900	76,428
Union Drilling, Inc.*	11,300	53,110
Willbros Group, Inc.*	21,800	90,906

		1,134,667
Food & Staples Retailing - 2.50%
Ingles Markets, Inc., Class A	11,000	156,640

Industry Company	Shares	Value

Food & Staples Retailing (continued)
Nash Finch Co.	5,400	$145,422
Pantry, Inc. (The)*	700	8,491
Spartan Stores, Inc.	10,300	159,444
Susser Holdings Corp.*	7,750	154,457
Village Super Market, Inc., Class A	6,000	143,640
Weis Markets, Inc.	13,500	500,310
Winn-Dixie Stores, Inc.*	25,050	148,296

		1,416,700
Food Products - 1.44%
American Lorain Corp.*	13,300	21,679
Chiquita Brands International, Inc.*	20,350	169,719
Dole Food Co., Inc.*	39,700	397,000
Omega Protein Corp.*	8,650	78,542
Seneca Foods Corp., Class A*	5,200	102,960
Westway Group, Inc.*	10,700	45,475

		815,375
Health Care Equipment & Supplies - 0.63%
Dynatronics Corp.*+	6,000	4,800
Invacare Corp.	14,350	330,624
RTI Biologics, Inc.*	1,600	5,264
Theragenics Corp.*	13,100	17,292

		357,980
Health Care Providers & Services - 6.76%
Addus HomeCare Corp.*	4,800	19,632
Advocat, Inc.	2,600	15,808
Almost Family, Inc.*	4,250	70,677
Amedisys, Inc.*	13,150	194,883
American Dental Partners, Inc.*	6,900	66,654
Amsurg Corp.*	14,050	316,125
BioScrip, Inc.*	24,550	156,138
Chindex International, Inc.*	8,500	74,885
Cross Country Healthcare, Inc.*	14,050	58,729
Ensign Group, Inc. (The)	9,450	218,390
Five Star Quality Care, Inc.*	21,300	53,250
Gentiva Health Services, Inc.*	950	5,244
Healthways, Inc.*	15,150	148,924
Integramed America, Inc.*	5,300	42,029
Kindred Healthcare, Inc.*	23,400	201,708
LHC Group, Inc.*	8,450	144,157
Molina Healthcare, Inc.*	20,650	318,836
National Healthcare Corp.	6,200	200,260
PharMerica Corp.*	7,650	109,166

www.bridgeway.com	17

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Providence Service Corp. (The)*	3,400	$36,210
Select Medical Holdings Corp.*	86,900	579,623
Skilled Healthcare Group, Inc., Class A*	17,100	61,731
Sunrise Senior Living, Inc.*+	36,950	171,078
Triple-S Management Corp., Class B*	12,900	216,075
Universal American Corp.	35,100	353,106

		3,833,318

Hotels, Restaurants & Leisure - 7.32%
Ark Restaurants Corp.	1,600	21,536
Benihana, Inc., Class A*	7,950	68,450
Biglari Holdings, Inc.*	612	181,391
Bluegreen Corp.*	6,756	14,188
Bob Evans Farms, Inc.	13,650	389,298
Boyd Gaming Corp.*+	38,700	189,630
Carrols Restaurant Group, Inc.*	9,900	88,110
CEC Entertainment, Inc.	8,750	249,112
Cracker Barrel Old Country Store, Inc.	10,300	412,824
DineEquity, Inc.*	8,300	319,467
Dover Downs Gaming & Entertainment, Inc.	12,500	28,125
Einstein Noah Restaurant Group, Inc.	7,550	96,866
Famous Dave’s of America, Inc.*	3,400	29,274
Frisch’s Restaurants, Inc.	2,200	42,680
Full House Resorts, Inc.*	8,400	23,016
Isle of Capri Casinos, Inc.*	17,400	84,216
J. Alexander’s Corp.*	2,300	14,283
Jack in the Box, Inc.*	20,850	415,332
Kona Grill, Inc.*	4,100	22,755
Luby’s, Inc.*	12,600	51,660
Marcus Corp.	13,350	132,832
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,700	46,364
Morton’s Restaurant Group, Inc.*	7,550	36,089
MTR Gaming Group, Inc.*	8,700	17,052
Multimedia Games Holding Co., Inc.*	11,900	48,076
Nevada Gold & Casinos, Inc.*	7,800	13,650
O’Charleys, Inc.*	9,850	58,509
PF Chang’s China Bistro, Inc.	10,000	272,400

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.*	6,100	$55,388
Red Robin Gourmet Burgers, Inc.*	6,800	163,812
Ruby Tuesday, Inc.*	28,300	202,628
Ruth’s Hospitality Group, Inc.*	15,700	67,353
Scientific Games Corp., Class A*	41,350	294,412

		4,150,778

Household Durables - 1.58%
American Greetings Corp., Class A	17,000	314,500
CSS Industries, Inc.	4,100	68,388
Emerson Radio Corp.*	10,500	15,855
Ethan Allen Interiors, Inc.+	11,700	159,237
Flexsteel Industries, Inc.	2,800	41,944
La-Z-Boy, Inc.*	21,800	161,538
Libbey, Inc.*	8,250	86,955
Lifetime Brands, Inc.	5,100	49,164

		897,581

Household Products - 0.41%
Central Garden & Pet Co., Class A*	24,250	171,690
Oil-Dri Corp. of America	3,150	58,527

		230,217

Industrial Conglomerates - 0.19%
Standex International Corp.	3,400	105,842

Insurance - 8.76%
American Equity Investment Life Holding Co.	26,750	234,062
American Safety Insurance Holdings, Ltd.*	4,700	86,480
Delphi Financial Group, Inc., Class A	24,650	530,468
EMC Insurance Group, Inc.	5,800	106,720
FBL Financial Group, Inc., Class A	13,950	371,349
Flagstone Reinsurance Holdings SA	31,450	243,738
Hallmark Financial Services, Inc.*	8,600	63,382
Horace Mann Educators Corp.	17,900	204,239
Independence Holding Co.	7,350	53,288
Meadowbrook Insurance Group, Inc.	23,700	211,167
National Financial Partners Corp.*	19,150	209,501

18	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
National Western Life Insurance Co., Class A	1,600	$216,800
Protective Life Corp.	3,600	56,268
SeaBright Holdings, Inc.	10,000	72,000
Selective Insurance Group, Inc.	24,250	316,462
StanCorp Financial Group, Inc.	19,950	550,022
State Auto Financial Corp.	18,100	238,015
Stewart Information Services Corp.	8,650	76,466
Symetra Financial Corp.	53,150	433,172
Tower Group, Inc.	18,450	421,767
United Fire & Casualty Co.	11,600	205,204
Universal Insurance Holdings, Inc.	17,900	68,915

		4,969,485

Internet & Catalog Retail - 0.30%
1-800-Flowers.com, Inc., Class A*	27,000	62,640
dELiA’s, Inc.*	13,300	17,556
Overstock.com, Inc.*	9,800	90,846

		171,042

Internet Software & Services - 0.37%
United Online, Inc.	39,800	208,154

IT Services - 3.86%
Acxiom Corp.*	36,550	388,892
CIBER, Inc.*	32,350	98,021
Convergys Corp.*	61,650	578,277
CSG Systems International, Inc.*	250	3,160
Dynamics Research Corp.*	4,600	41,032
Edgewater Technology, Inc.*	5,600	13,048
Global Cash Access Holdings, Inc.*	29,000	74,240
Mantech International Corp., Class A	18,700	586,806
Mattersight Corp.*	7,000	28,490
NCI, Inc., Class A*	6,100	72,773
Online Resources Corp.*	14,350	36,592
StarTek, Inc.*	6,900	19,665
TNS, Inc.*	13,200	248,160

		2,189,156

Leisure Equipment & Products - 1.14%
Brunswick Corp.	37,100	520,884
Johnson Outdoors, Inc., Class A*	4,000	61,520

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
Smith & Wesson Holding Corp.*	26,500	$66,780

		649,184

Life Sciences Tools & Services - 0.12%
Cambrex Corp.*	13,150	66,276

Machinery - 2.30%
Albany International Corp., Class A	11,350	207,138
Ampco-Pittsburgh Corp.	3,800	77,710
Briggs & Stratton Corp.	24,300	328,293
Federal Signal Corp.	23,200	102,544
Force Protection, Inc.*	25,550	98,367
Key Technology, Inc.*	2,100	24,381
L.S. Starrett Co., Class A (The)	2,350	25,380
LB Foster Co., Class A	3,900	86,697
Lydall, Inc.*	8,200	72,980
NACCO Industries, Inc., Class A	3,050	193,370
NN, Inc.*	6,250	31,562
Xerium Technologies, Inc.*	5,400	56,538

		1,304,960

Marine - 0.09%
International Shipholding Corp.	2,650	48,999

Media - 4.54%
Belo Corp., Class A	28,550	139,610
E.W. Scripps Co., Class A (The)*	26,500	185,235
Entercom Communications Corp., Class A*+	17,200	90,300
Entravision Communications Corp., Class A*	38,300	39,066
Gray Television, Inc.*	25,250	39,390
Journal Communications, Inc., Class A*	25,250	74,993
Knology, Inc.*	15,600	202,488
Meredith Corp.+	20,950	474,308
Navarre Corp.*	16,500	28,050
New York Times Co., Class A (The)*	66,050	383,750
Radio One, Inc., Class D*+	23,100	28,413
Reading International, Inc., Class A*	10,700	46,010
Saga Communications, Inc., Class A*	1,900	56,069
Scholastic Corp.	13,950	391,018

www.bridgeway.com	19

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
Valassis Communications, Inc.*+	21,100	$395,414

		2,574,114

Metals & Mining - 0.61%
Friedman Industries, Inc.	3,000	26,220
Noranda Aluminum Holding Corp.*	38,250	319,388

		345,608

Multiline Retail - 0.38%
Bon-Ton Stores, Inc. (The)	8,350	41,500
Fred’s, Inc., Class A	16,300	173,758

		215,258

Oil, Gas & Consumable Fuels - 2.59%
Adams Resources & Energy, Inc.	1,900	38,475
Alon USA Energy, Inc.	25,000	153,250
Cloud Peak Energy, Inc.*	30,500	516,975
Crimson Exploration, Inc.*	20,250	43,538
Crosstex Energy, Inc.	21,150	285,102
GMX Resources, Inc.*+	27,200	61,744
James River Coal Co.*+	22,400	142,688
Longwei Petroleum Investment Holding, Ltd.*	3,100	2,728
REX American Resources Corp.*	4,200	70,896
Stone Energy Corp.*	4,500	72,945
Western Refining, Inc.*	6,400	79,744

		1,468,085

Paper & Forest Products - 1.90%
KapStone Paper & Packaging Corp.*	24,050	334,054
Mercer International, Inc.*	25,550	173,740
Neenah Paper, Inc.	6,700	95,006
Orient Paper, Inc.*+	8,200	22,058
PH Glatfelter Co.	23,650	312,417
Wausau Paper Corp.	22,100	141,219

		1,078,494

Personal Products - 0.29%
Nutraceutical International Corp.*	4,600	58,788
USANA Health Sciences, Inc.*+	3,900	107,250

		166,038

Professional Services - 1.98%
Barrett Business Services, Inc.	4,500	62,730

Industry Company	Shares	Value

Professional Services (continued)
CBIZ, Inc.*	22,700	$149,593
Dolan Co. (The)*	11,100	99,789
ICF International, Inc.*	7,150	134,491
Insperity, Inc.	9,700	215,825
Kelly Services, Inc., Class A	13,600	155,040
Kforce, Inc.*	19,150	187,862
School Specialty, Inc.*	8,550	60,962
VSE Corp.	2,300	59,524

		1,125,816

Road & Rail - 3.19%
Amerco, Inc.*	7,200	449,640
Arkansas Best Corp.	9,100	146,965
Avis Budget Group, Inc.*	38,050	367,943
Celadon Group, Inc.	8,400	74,592
Con-way, Inc.	21,000	464,730
Covenant Transportation Group, Inc., Class A*	5,300	19,345
Marten Transport, Ltd.	8,150	140,506
P.A.M. Transportation Services, Inc.*	3,500	34,860
Saia, Inc.*	5,950	62,594
Universal Truckload Services, Inc.	3,409	44,317
USA Truck, Inc.*	300	2,328

		1,807,820

Semiconductors & Semiconductor Equipment - 1.68%
Amkor Technology, Inc.*+	88,750	386,950
Amtech Systems, Inc.*	4,300	34,400
DSP Group, Inc.*	700	4,130
GT Advanced Technologies, Inc.*	8,000	56,160
inTEST Corp.*	4,700	12,408
Kulicke & Soffa Industries, Inc.*	32,600	243,196
LTX-Credence Corp.*	15,000	79,350
Photronics, Inc.*	26,850	133,713

		950,307

Software - 0.19%
BSQUARE Corp.*	4,800	21,360
TeleCommunication Systems, Inc., Class A*	25,650	88,493

		109,853

Specialty Retail - 6.34%
ANN, Inc.*	15,700	358,588
Asbury Automotive Group, Inc.*	2,650	43,698
Barnes & Noble, Inc.+	25,400	300,482

20	Quarterly Report | September 30, 2011 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2011 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Build-A-Bear-Workshop, Inc.*	8,050	$41,055
Casual Male Retail Group, Inc.*	20,500	77,080
Charming Shoppes, Inc.*	49,200	127,920
Childrens Place Retail Stores, Inc. (The)*	7,100	330,363
Collective Brands, Inc.*	25,600	331,776
Conn’s, Inc.*+	13,450	96,571
Cost Plus, Inc.*	9,400	59,220
Destination Maternity Corp.	5,600	72,072
Group 1 Automotive, Inc.	10,000	355,500
Haverty Furniture Cos., Inc.	11,300	112,887
Hot Topic, Inc.	12,750	97,283
Kirkland’s, Inc.*	8,550	78,404
New York & Co., Inc.*	26,200	83,578
Pep Boys-Manny, Moe & Jack (The)	22,200	219,114
Sonic Automotive, Inc., Class A	22,300	240,617
Stage Stores, Inc.	13,100	181,697
Stein Mart, Inc.	18,650	116,562
Systemax, Inc.*	15,400	195,888
West Marine, Inc.*	9,600	73,920

		3,594,275

Textiles, Apparel & Luxury Goods - 1.01%
Alpha PRO Tech, Ltd.*	12,400	14,508
Jones Group, Inc. (The)	36,300	334,323
Movado Group, Inc.	5,900	71,862
Quiksilver, Inc.*	49,900	152,195

		572,888

Thrifts & Mortgage Finance - 1.07%
Astoria Financial Corp.	44,200	339,898
Doral Financial Corp.*	57,100	62,239
First Defiance Financial
Corp.*	4,400	58,960
Indiana Community Bancorp	1,700	25,160
Meta Financial Group, Inc.	1,400	26,166
NASB Financial, Inc.*	1,800	18,126
Provident Financial Holdings, Inc.	4,800	41,952
Pulaski Financial Corp.+	4,900	32,291

		604,792

Trading Companies & Distributors - 1.38%
Aceto Corp.	13,300	70,357
Interline Brands, Inc.*	12,350	158,944
KSW, Inc.	2,300	7,314
United Rentals, Inc.*+	30,100	506,884

Industry Company	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.*	3,500	$39,725

		783,224

Wireless Telecommunication Services - 0.43%
Leap Wireless International, Inc.*	35,300	243,570

TOTAL COMMON STOCKS - 99.98%		56,720,122

(Cost $60,915,970)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.99%
BlackRock FedFund	0.01%	560,870	560,870

TOTAL MONEY MARKET FUND - 0.99%			560,870

(Cost $560,870)

TOTAL INVESTMENTS - 100.97%			57,280,992
(Cost $61,476,840)
Liabilities in Excess of Other Assets - (0.97%)			(552,179)

NET ASSETS - 100.00%			$56,728,813

*	Non-income producing security.
^	Rate disclosed as of September 30, 2011.
+	This security or a portion of the security is out on loan at September 30, 2011. Total loaned securities had a value of $2,556,819 at September 30, 2011.

Summary of inputs used to value the Fund’s investments as of 09/30/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,720,122	$ —	$—	$56,720,122
Money Market Fund	—	560,870	—	560,870

TOTAL	$56,720,122	$560,870	$—	$57,280,992

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 14 investment funds (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Tax-Managed Small-Cap Value Fund and Omni Small-Cap Value Fund, which commenced operations on August 31, 2011, (each a “Fund” and collectively, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified into the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Omni Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

22	Quarterly Report | September 30, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2011 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out, of each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2011, there were no transfers between Level 1 and Level 2 on any of the Funds.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standard (“IFRS”). ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04, and its impact on the financial statements has not been determined.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value

www.bridgeway.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2011 (Unaudited)

of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2011, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Tax-Managed Small-Cap Value	$3,659,390	$3,783,232
Omni Small-Cap Value	2,556,819	2,662,325

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2011, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (“Internal Revenue Code”), as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2011, were as follows:

	Omni Tax-Managed Small-Cap Value	Omni Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 754,944	$ 448,525
Gross depreciation (excess of tax cost over value)	(10,605,220)	(4,644,373)
Net unrealized depreciation	$ (9,850,276)	$ (4,195,848)
Cost of investments for income tax purposes	$ 64,407,849	$ 61,476,840

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals.

24	Quarterly Report | September 30, 2011 (Unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 21, 2011

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	November 21, 2011

*	Print the name and title of each signing officer under his or her signature.